CitiSelect(R) VIP Portfolios
--------------------------------------------------------------------------------

                                  Annual Report
                                December 31, 1998

                           CitiSelect(R) VIP Folio 200
                           CitiSelect(R) VIP Folio 300
                           CitiSelect(R) VIP Folio 400
                           CitiSelect(R) VIP Folio 500

   We are pleased to present this annual report for the CitiSelect(R) VIP Portfolios. The report covers the year from January 1, 1998 to December 31, 1998. The CitiSelect VIP Portfolios' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   We are also pleased to announce the appointment of Richard Goldman as senior portfolio manager of the CitiSelect VIP Portfolios effective as of January 4, 1999. Mr. Goldman has been a member of the management team since the portfolios' inception. He replaces Larry Keblusek, who will continue to serve as U.S. Chief Investment Officer of Citibank Global Asset Management. Mr. Goldman will continue to participate in the management of the large-cap growth sector of the Portfolios.

   Thank you for your participation in the CitiSelect VIP Portfolios. We look forward to serving your variable annuity investment needs in the future.

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                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

PORTFOLIO ENVIRONMENT AND OUTLOOK

   1998 was an extraordinarily turbulent time for the global financial markets in which the CitiSelect VIP portfolios invest. In the third quarter of the year, sharp price declines in several markets were primarily caused by the currency and credit crisis that began last year in Southeast Asia and then spread to other emerging markets. When it became apparent this past summer that these financial problems would affect developed economies in the U.S. and Europe, investors reacted by selling investments that they perceived as risky. Even triple-A-rated investments such as high-quality corporate bonds were punished in this "flight to quality" during the third quarter of 1998. U.S. Treasury securities were among the few investments to provide positive returns during this period.

   In October, however, we began to see signs of a return to stability in the global equity markets. Interest rate cuts that were implemented by the U.S. Federal Reserve Board and several other central banks signaled to investors that the world's monetary policymakers were committed to stimulating economic growth. In addition, the International Monetary Fund announced measures to prevent the spread of the global currency and credit crisis in Latin America, and Japanese government officials proposed a credible plan to reform their banking system. As a result, virtually all of the markets in which we invest rebounded from their lows in the fourth quarter, and some even recorded new highs.

   In this environment, the CitiSelect VIP portfolios provided results below our long-term expectations. We attribute a sizeable portion of the portfolios' lackluster performance to the extreme volatility in the world's markets. CitiSelect VIP Folios 400 and 500, the more aggressive of the CitiSelect VIP portfolios, were hurt by their larger weightings in small-capitalization stocks. We are pleased that the more conservative portfolios -- CitiSelect VIP Folios 200 and 300 -- protected their shareholders from the brunt of the financial markets' declines during the third quarter.

   The CitiSelect VIP portfolios' returns were also affected by the relative performance of some of the financial market's sub-sectors. The value style of investing in both domestic and international stocks was particularly unrewarding for most of the year. The value style, which seeks to identify stocks selling at prices below their true worth, was largely out of favor in 1998, and investment managers who remained true to that style were among the hardest hit. We believe that this investment style's poor performance is a reflection of investors' widespread preference for high-quality growth companies.

   Despite its underperformance for the year, we are confident that the value style of investing continues to make sound investment sense. Furthermore, we believe that these value-oriented holdings may represent particularly attractive long-term opportunities at current prices. Equally important, the value strategy com-plements the growth-oriented portions of the portfolios, which performed relatively well during the reporting period. In fact, we began to see signs in the fourth quarter that value investing is once again attracting investors' attention.

   Looking ahead, we believe that the diversification strategy underlying the CitiSelect VIP portfolios is more important than ever. By allocating your investment assets among a number of different markets and asset classes, you may be able to reduce the effects of heightened volatility on your overall portfolio. In our view, the CitiSelect VIP portfolios can play a particularly valuable role in your diversification strategy because they invest in a wide variety of asset classes, geographic regions and investment styles.

   In addition, history has repeatedly shown us that last year's top performers are not necessarily tomorrow's winners. In fact, we believe that an attractive level of imbedded value currently exists in our U.S. small-cap stock and international stock holdings, creating attractive opportunities for investors with appropriate risk tolerances and long-term perspectives. As these market sectors return to more normal historical relationships, investors in the CitiSelect VIP portfolios should be well positioned to benefit.

CITISELECT(R) VIP FOLIO 200
FUND PERFORMANCE

Total Returns
All Periods Ended December 31, 1998
================================================================================
                                                                        Since
                                                          One          2/10/97
                                                         Year        Inception*
                                                         -----       ----------
CitiSelect(R) VIP Folio 200............................  7.33%          8.03%
Composite Benchmark+................................... 11.96%         11.65%
================================================================================
* Average Annual Total Return.

Growth of a $10,000 Investment

A $10,000 investment in the Fund made on inception date would have grown to $11,569 (as of 12/31/98). The graph shows how the Fund compares to its benchmarks over the same period.

[GRAPHIC CHART OMITTED]

                 CitiSelect                  S&P 500     Lehman Bros.
                 VIP Folio   Composite       Index       Intermediate Gov't/Corp
                 200         Benchmart+      Unmanaged   Bond Index (unmanaged)
                 ----------  ----------      ---------   ----------------------

Feb-97           10,000        10,000        10,000        10,000
Mar-97            9,902         9,666         9,826         9,810
Apr-97           10,018        10,242         9,916         9,830
May-97           10,101        10,868        10,312        10,210
Jun-97           10,193        11,351        10,532        10,430
Jul-97           10,400        12,254        10,748        10,620
Aug-97           10,348        11,567        10,660        10,590
Sep-97           10,468        12,200        10,987        10,920
Oct-97           10,584        11,793        10,907        10,790
Nov-97           10,607        12,339        10,926        10,780
Dec-97           10,692        12,551        10,997        10,779
Jan-98           10,832        12,689        11,074        10,790
Feb-98           10,823        13,604        11,391        11,137
Mar-98           10,858        14,301        11,549        11,326
Apr-98           10,912        14,447        11,656        11,389
May-98           10,992        14,198        11,556        11,263
Jun-98           11,062        14,774        11,653        11,334
Jul-98           11,101        14,618        11,521        11,113
Aug-98           11,275        12,504        10,982        10,544
Sep-98           11,558        13,306        11,423        10,871
Oct-98           11,547        14,386        11,801        11,166
Nov-98           11,546        15,258        11,990        11,282
Dec-98           11,592        16,138        12,312        11,569


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite  performance  of unmanaged  indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (15%); Morgan Stanley EAFE Index -- International Stocks (5%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (20%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT(R) VIP FOLIO 300
FUND PERFORMANCE

Total Returns
All Periods Ended December 31, 1998
================================================================================
                                                                        Since
                                                          One          2/10/97
                                                         Year        Inception*
                                                         -----       ----------
CitiSelect(R) VIP Folio 300...........................   7.10%          8.36%
Composite Benchmark+..................................  13.52%         13.50%
================================================================================
* Average Annual Total Return.

Growth of a $10,000 Investment

A $10,000 investment in the Fund made on inception date would have grown to $11,636 (as of 12/31/98). The graph shows how the Fund compares to its benchmarks over the same period.

[GRAPHIC CHART OMITTED]

                CitiSelect                S&P 500     Lehman Bros.
                VIP Folio   Composite     Index       Intermediate Gov't
                300         Benchmart+    Unmanaged   Bond Index (unmanaged)
                ----------  ----------    ---------   ----------------------
Feb-97          10,000        10,000        10,000        10,000
Mar-97           9,902         9,666         9,775         9,750
Apr-97          10,018        10,242         9,890         9,780
May-97          10,101        10,868        10,399        10,250
Jun-97          10,193        11,351        10,688        10,520
Jul-97          10,400        12,254        10,976        10,770
Aug-97          10,348        11,567        10,820        10,700
Sep-97          10,468        12,200        11,244        11,110
Oct-97          10,584        11,793        11,069        10,890
Nov-97          10,607        12,339        11,098        10,890
Dec-97          10,692        12,551        11,187        10,865
Jan-98          10,832        12,689        11,281        10,917
Feb-98          10,823        13,604        11,716        11,346
Mar-98          10,858        14,301        11,943        11,597
Apr-98          10,912        14,447        12,060        11,660
May-98          10,992        14,198        11,903        11,472
Jun-98          11,062        14,774        12,025        11,548
Jul-98          11,101        14,618        11,832        11,255
Aug-98          11,275        12,504        10,997        10,407
Sep-98          11,558        13,306        11,493        10,763
Oct-98          11,547        14,386        11,996        11,129
Nov-98          11,546        15,258        12,280        11,297
Dec-98          11,592        16,138        12,699        11,636


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite  performance  of unmanaged  indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); Morgan Stanley EAFE Index -- International Stocks (10%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT(R) VIP FOLIO 400
FUND PERFORMANCE

Total Returns
All Periods Ended December 31, 1998
================================================================================
                                                                        Since
                                                          One          2/10/97
                                                         Year        Inception*
                                                         -----       ----------
CitiSelect(R)VIP Folio 400............................   3.42%          6.67%
Composite Benchmark+..................................  13.48%         14.14%
================================================================================
* Average Annual Total Return.

Growth of a $10,000 Investment

A $10,000 investment in the Fund made on inception date would have grown to $11,296 (as of 12/31/98). The graph shows how the Fund compares to its benchmarks over the same period.

[GRAPHIC CHART OMITTED]


                CitiSelect                S&P 500     Lehman Bros.
                VIP Folio   Composite     Index       Intermediate Gov't. Corp.
                400         Benchmart+    Unmanaged   Bond Index (unmanaged)
                ----------  ----------    ---------   ----------------------
Feb-97           10,000        10,000        10,000        10,000
Mar-97            9,902         9,666         9,747         9,730
Apr-97           10,018        10,242         9,846         9,670
May-97           10,101        10,868        10,513        10,290
Jun-97           10,193        11,351        10,889        10,640
Jul-97           10,400        12,254        11,207        10,920
Aug-97           10,348        11,567        11,001        10,820
Sep-97           10,468        12,200        11,549        11,360
Oct-97           10,584        11,793        11,205        10,990
Nov-97           10,607        12,339        11,210        10,960
Dec-97           10,692        12,551        11,312        10,922
Jan-98           10,832        12,689        11,412        10,901
Feb-98           10,823        13,604        12,012        11,496
Mar-98           10,858        14,301        12,323        11,847
Apr-98           10,912        14,447        12,449        11,921
May-98           10,992        14,198        12,196        11,613
Jun-98           11,062        14,774        12,317        11,642
Jul-98           11,101        14,618        12,024        11,185
Aug-98           11,275        12,504        10,756         9,877
Sep-98           11,558        13,306        11,240        10,132
Oct-98           11,547        14,386        11,898        10,653
Nov-98           11,546        15,258        12,303        10,908
Dec-98           11,592        16,138        12,837        11,296

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite  performance  of unmanaged  indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (30%); Morgan Stanley EAFE Index -- International Stocks (20%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (5%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT(R) VIP FOLIO 500
FUND PERFORMANCE

Total Returns
All Periods Ended December 31, 1998
================================================================================
                                                                        Since
                                                          One          2/10/97
                                                         Year        Inception*
                                                         -----        ---------
CitiSelect(R)VIP Folio 500............................   1.59%          6.45%
Composite Benchmark+..................................  12.94%         14.50%
================================================================================
* Average Annual Total Return.

Growth of a $10,000 Investment

A $10,000 investment in the Fund made on inception date would have grown to $11,252 (as of 12/31/98). The graph shows how the Fund compares to its benchmarks over the same period.

[GRAPHIC CHART OMITTED]


                CitiSelect                MSCI        Salomon Non-$
                VIP Folio   Composite     EAFE Index  World Gov't.
                500         Benchmart+    Unmanaged   Bond Index (unmanaged)
                ----------  ----------    ---------   ----------------------

Feb-97           10,000        10,000        10,000        10,000
Mar-97            9,849        10,115         9,749         9,710
Apr-97            9,649        10,170         9,868         9,650
May-97           10,005        10,834        10,617        10,380
Jun-97           10,128        11,434        11,060        10,810
Jul-97            9,863        11,622        11,444        11,170
Aug-97            9,908        10,756        11,160        11,020
Sep-97           10,148        11,361        11,786        11,610
Oct-97           10,376        10,490        11,285        11,110
Nov-97           10,110        10,386        11,304        11,130
Dec-97           10,008        10,479        11,433        11,076
Jan-98           10,076        10,961        11,562        11,034
Feb-98           10,218        11,667        12,272        11,773
Mar-98           10,050        12,029        12,672        12,217
Apr-98           10,271        12,126        12,783        12,281
May-98           10,254        12,070        12,481        11,911
Jun-98           10,217        12,164        12,617        11,920
Jul-98           10,230        12,291        12,275        11,359
Aug-98           10,510        10,771        10,667         9,782
Sep-98           11,199        10,443        11,072         9,930
Oct-98           11,704        11,534        11,809        10,534
Nov-98           11,466        12,128        12,328        10,862
Dec-98           11,789        12,610        12,912        11,252

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite  performance  of unmanaged  indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (35%); Morgan Stanley EAFE Index -- International Stocks (30%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (10%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

CitiSelect VIP Folio 200
PORTFOLIO OF INVESTMENTS                          December 31, 1998

Issuer                                      Shares          Value
-------------------------------------------------------------------
LARGE CAP GROWTH -- 8.2%
-------------------------------------------------------------------
COMMON STOCKS -- 8.0%
-------------------------------------------------------------------
Capital Goods/Producer
Manufacturer -- 0.7%
-------------------------------------------------------------------
Danaher Corp.                                  330         $ 17,923
General Electric Co.                           730           74,506
                                                           --------
                                                             92,429
                                                           --------
Commercial Services -- 0.2%
-------------------------------------------------------------------
Cintas Corp.                                   290           20,427
Interpublic Group
  Companies Inc.                               190           15,153
                                                           --------
                                                             35,580
                                                           --------
Consumer Durables -- 0.0%
-------------------------------------------------------------------
Leggett & Platt Inc.                           100            2,200
                                                           --------
Consumer Non-Durables -- 0.5%
-------------------------------------------------------------------
Clorox Co.                                     200           23,363
Coca Cola Co.                                  270           18,056
Procter & Gamble Co.                           370           33,786
                                                           --------
                                                             75,205
                                                           --------
Consumer Services -- 0.1%
-------------------------------------------------------------------
Carnival Corp.                                 235           11,280
                                                           --------
Finance -- 0.9%
-------------------------------------------------------------------
American International
  Group Inc.                                   130           12,561
Bank of New York Inc.                          290           11,672
Federal Home Loan
  Mortgage Corp.                               175           11,277
Federal National Mortgage
  Association                                  425           31,450
Fifth Third Bancorp                            155           11,053
Finova Group Inc.                              225           12,136
Firstar Corp.                                  145           13,521
Zions Bancorp                                  360           22,455
                                                           --------
                                                            126,125
                                                           --------
Healthcare -- 1.9%
-------------------------------------------------------------------
Cardinal Health Inc.                           322           24,432
Elan PLC*                                      175           12,173
Eli Lilly & Co.                                422           37,505
Health Management
  Association*                                 560           12,110
Johnson & Johnson                              280           23,485
Medtronic Inc.                                 445           33,041
Merck & Co.                                    230           33,968
Pfizer Inc.                                    290           36,377
Schering Plough Corp.                          645           35,636
Warner Lambert Co.                             150           11,278
                                                          ---------
                                                            260,005
                                                          ---------
Process Industries -- 0.1%
-------------------------------------------------------------------
Ecolab Inc.                                    320           11,580
                                                          ---------
Retail -- 1.0%
-------------------------------------------------------------------
Bed Bath & Beyond Inc.*                        700           23,887
Costco Companies Inc.*                         165           11,911
Home Depot                                     424           25,944
Staples Inc.*                                  280           12,233
Wal Mart Stores Inc.                           520           42,348
Walgreen Co.                                   290           16,983
                                                          ---------
                                                            133,306
                                                           --------

Technology -- 2.3%
-------------------------------------------------------------------
Automatic Data
  Processing Inc.*                             140           11,226
Ceridian Corp.*                                160           11,170
Cisco Systems Inc.*                            357           33,134
Compaq Computer Corp.                          465           19,501
Compuware Corp.*                               195           15,234
Dell Computer Corp.*                           230           16,833
EMC Corp.*                                     305           25,925
Intel Corp.                                    380           45,054
International Business
  Machines(++)                                 110           20,323
Microsoft Corp.*                               510           70,731
Paychex Inc.                                   280           14,403
Solectron Corp.*                               175           16,264
Sun Guard Data Systems*                        600           23,812
                                                          ---------
                                                            323,610
                                                          ---------
Utilities -- 0.3%
------------------------------------------------------------------
Ameritech Corp.                               385           24,399
SBC Communications Inc.                       405           21,718
                                                         ---------
                                                            46,117
                                                         ---------
Total Common Stocks                                      1,117,437
                                                         ---------
SHORT-TERM OBLIGATIONS -- 0.2%
------------------------------------------------------------------
Federal Home Loan Bank Consumer
  Discount Note
  4.50% due 1/04/99(+)                                      23,489
                                                         ---------
Total Large Cap Growth
  (Identified Cost $840,101)                             1,140,926
                                                         ---------

CitiSelect VIP Folio 200
PORTFOLIO OF INVESTMENTS (Continued)              December 31, 1998


Issuer                                      Shares          Value
-------------------------------------------------------------------
LARGE CAP VALUE -- 7.6%
-------------------------------------------------------------------
COMMON STOCKS -- 7.4%
-------------------------------------------------------------------
Basic Industries -- 0.5%
-------------------------------------------------------------------
Air Products &
  Chemicals Inc.                               300         $ 12,000
FMC Corp.*                                     100            5,600
IMC Global Inc.                                300            6,412
Inland Steel Industries Inc.                   400            6,750
Lubrizol Corp.                                 300            7,706
Morton International Inc.                      100            2,450
Rohm & Haas Co.                                400           12,050
W. R. Grace & Co.*                             500            7,844
Westvaco Corp.                                 200            5,362
                                                           --------
                                                             66,174
                                                           --------
Capital Goods -- 0.6%
-------------------------------------------------------------------
Aeroquip Vickers Inc.                          400           11,975
Case Corp.*                                    900           19,631
Cummins Engine Inc.                            400           14,200
Harnischfeger Industries Inc.                  500            5,094
Kennametal Inc.                                300            6,375
Parker Hannifin Corp.                          450           14,737
Tecumseh Products Co.                          200            9,325
                                                           --------
                                                             81,337
                                                           --------
Consumer Basics -- 1.1%
-------------------------------------------------------------------
Beckman Coulter                                300           16,275
Columbia/HCA Healthcare
  Corp.                                        400            9,900
Foundation Health Systems*                     560            6,685
Healthsouth Corp.*                           1,200           18,525
IBP Inc.                                       300            8,738
Mallinckrodt Inc.                              200            6,162
Philip Morris Companies Inc.                   400           21,400
RJR Nabisco Holdings Corp.                     600           17,812
Tenet Healthcare Corp.*                        600           15,750
United Healthcare Corp.                        400           17,225
Universal Foods Corp.                          500           13,718
                                                           --------
                                                            152,190
                                                           --------
Consumer Durable Goods -- 0.8%
-------------------------------------------------------------------
Dana Corp.                                     400           16,350
Eaton Corp.                                    100            7,069
Ford Motor Co.                                 500           29,344
General Motors Corp.                           600           42,937
Goodyear Tire and Rubber                       400           20,175
                                                           --------
                                                            115,875
                                                           --------
Consumer Non-Durables -- 0.6%
-------------------------------------------------------------------
Dillards Inc.                                  400           11,350
Liz Claiborne Inc.                             600           18,937
Sears Roebuck & Co.                            300           12,750
Springs Industries Inc.                        200            8,288
Toys "R" Us Inc.*                              800           13,500
V. F. Corp.                                    500           23,437
                                                           --------
                                                             88,262
                                                           --------
Consumer Services -- 0.2%
-------------------------------------------------------------------
AMR Corp. *                                    200           11,875
Delta Airlines Inc.                            300           15,600
                                                           --------
                                                             27,475
                                                           --------
Energy -- 0.2%
-------------------------------------------------------------------
Nabors Industries Inc.*                        600            8,137
Phillips Petroleum Co.                         100            4,262
Ultra Mar Diamond
  Shamrock                                     500           12,125
                                                           --------
                                                             24,524
                                                           --------
Finance -- 1.9%
-------------------------------------------------------------------
Allstate Corp.                                 500           19,313
American General Corp.                         100            7,800
Banc One Corp.                                 300           15,319
BankAmerica Corp.                              300           18,037
BankBoston Corp.                               200            7,788
Chase Manhattan Corp.                          500           34,031
Cigna Corp.                                    300           23,194
Everest Reinsurance
  Holdings                                     300           11,681
First Union Corp.                              520           31,623
Hartford Financial Services
  Group                                        300           16,463
Old Republic International
  Corp.                                        400            9,000
PNC Bank Corp.                                 400           21,650
Reliastar Financial Corp.                      300           13,838
Republic New York Corp.                        200            9,113
Transatlantic Holdings Inc.                    150           11,334
Washington Mutual Inc.                         450           17,184
                                                           --------
                                                            267,368
                                                           --------
General Business -- 0.1%
-------------------------------------------------------------------
Olsten Corp.                                   700            5,163
Standard Register                              100            3,094
                                                           --------
                                                              8,257
                                                           --------

CitiSelect VIP Folio 200
PORTFOLIO OF INVESTMENTS (Continued)              December 31, 1998


Issuer                                      Shares          Value
-------------------------------------------------------------------
Shelter -- 0.2%
-------------------------------------------------------------------
Owens Corning                                  600       $   21,264
                                                         ----------
Technology -- 0.8%
-------------------------------------------------------------------
Arrow Electronics Inc.*                        400           10,675
Avnet Inc.                                     200           12,100
First Data Corp.*                              700           22,181
International Business
  Machines(++)                                 200           36,950
TRW Inc.                                       300           16,856
Tektronix Inc.                                 450           13,528
                                                         ----------
                                                            112,290
                                                         ----------
Transportation -- 0.0%
-------------------------------------------------------------------
Burlington Northern
  Santa Fe Co.                                 100            3,375
                                                         ----------
Utilities -- 0.4%
-------------------------------------------------------------------
Bell Atlantic Corp.                            300           15,900
Cinergy Corp.                                  100            3,438
DTE Energy Co.                                 200            8,575
Duke Power Co.                                 104            6,663
Entergy Corp.                                  200            6,225
GPU Inc.                                       200            8,838
Southern Co.                                   300            8,719
                                                         ----------
                                                             58,358
                                                         ----------
Total Common Stocks                                       1,026,748
                                                         ----------
SHORT-TERM OBLIGATION -- 0.2%
-------------------------------------------------------------------
Federal Home Loan Bank Consumer
  Discount Note
  4.50% due 1/04/99(+)                                       34,274
                                                         ----------
Total Large Cap Value
  (Identified Cost $1,060,430)                            1,061,022
                                                         ----------
SMALL CAP GROWTH -- 7.4%
-------------------------------------------------------------------
COMMON STOCKS -- 6.8%
-------------------------------------------------------------------
Commercial Services -- 1.3%
-------------------------------------------------------------------
AHL Services Inc.*                             373           11,656
Abacus Direct Corp.*                           340           15,470
Catalina Marketing
  Corp.*                                       209           14,290
Central Packing Corp.                          138            4,476
Ha Lo Industries Inc.*                         320           12,040
Lamar Advertising Co.*                         567           21,121
Level One Communications
  Inc.*                                        370           13,135
Metzler Group Inc.*                            413           20,108
NFO Worldwide Inc.*                            438            5,037
Probusiness Services Inc.*                     520           23,660
Profit Recovery Group
  International Inc.*                          557           20,853
Romac International Inc.*                      429            9,545
Wilmar Industries Co.*                         488            9,912
                                                           --------
                                                            181,303
                                                           --------
Consumer Non-Durable -- 0.2%
-------------------------------------------------------------------
Beringer Wine Estates
  Holdings*                                    235           10,502
Horizon Organic Holdings
  Corp.*                                       315            4,883
Natrol Inc.*                                   368            4,048
Wiley John & Sons                               60            2,899
                                                           --------
                                                             22,332
                                                           --------
Consumer Services -- 0.6%
-------------------------------------------------------------------
Devry Inc.*                                    461           14,118
Heftel Broadcasting Corp.*                     425           20,931
Metro Networks Inc.*                           347           14,791
Premier Parks Inc.*                            381           11,525
SFX Entertainment Inc.*                        277           15,200
Sylvan Learning System Inc.*                   336           10,248
                                                           --------
                                                             86,813
                                                           --------
Electronics/Technical Services -- 0.9%
-------------------------------------------------------------------
American Tower Corp.*                          384           11,352
C Cube Microsystems Inc.*                      380           10,307
Electronics for Imaging Inc.*                  294           11,815
Jabil Circuit Inc.*                            113            8,433
Microchip Technology Inc.*                     125            4,625
Micron Electronics Inc.*                       626           10,838
Network Appliance Inc.*                        388           17,460
Novellus Systems Inc.*                         197            9,752
Sipex Corp.*                                   687           24,131
Tekelectronic Inc.*                            604           10,004
Western Wireless Corp.*                        238            5,236
                                                           --------
                                                            123,953
                                                           --------
Energy/Minerals -- 0.1%
-------------------------------------------------------------------
Petroleum Geo-Services*                        723           11,387
                                                           --------

CitiSelect VIP Folio 200
PORTFOLIO OF INVESTMENTS (Continued)              December 31, 1998


Issuer                                      Shares          Value
-------------------------------------------------------------------
Finance -- 0.5%
-------------------------------------------------------------------
Centura Banks Inc.                             170        $  12,644
Cullen Frost Bankers Inc.                      286           15,694
Enhance Financial Services
  Group Inc.                                   258            7,740
Executive Risk Inc.(++)                        267           14,668
Peoples Heritage Financial
  Group                                        769           15,380
                                                          ---------
                                                             66,126
                                                          ---------
Health Services/Technology -- 0.8%
-------------------------------------------------------------------
Agouron Pharmaceuticals
  Inc.*                                         67            3,936
Andrx Corp.*                                   175            8,969
Barr Labs Inc.*                                286           13,728
MedImmune, Inc.*                                66            6,563
PSS World Medical Inc.*                        220            5,060
Parexel International Corp.*                   480           12,000
Professional Detailing Inc.*                   443           12,515
Roberts Pharmaceutical
  Corp.*                                       642           13,963
Steris Corp.*                                  453           12,882
Total Renal Care
  Holdings Inc.*                               834           24,655
Viropharma Inc.*                               493            4,591
                                                          ---------
                                                            118,862
                                                          ---------
Industrial Services -- 0.2%
-------------------------------------------------------------------
Rental Service Corp.*                          740           11,609
Service Experts Inc.*                          405           11,846
Waste Connections Inc.*                        294            5,402
                                                          ---------
                                                             28,857
                                                          ---------
Process Industries -- 0.2%
-------------------------------------------------------------------
Aptargroup Inc.                                347            9,738
OM Group Inc.                                  414           15,111
                                                          ---------
                                                             24,849
                                                          ---------
Producer Manufacturing -- 0.1%
-------------------------------------------------------------------
Tower Automotive Inc.*                         816           20,349
                                                          ---------
Retail -- 0.4%
-------------------------------------------------------------------
CDW Computer
  Centers Inc.*                                110           10,552
Linens N Things Inc.*                          230            9,114
Men's Wearhouse Inc.*                          358           11,367
Tiffany & Co.                                  177            9,182
Whole Foods Market Inc.*                       300           14,513
                                                          ---------
                                                             54,728
                                                          ---------
Technology Services -- 1.2%
-------------------------------------------------------------------
Aspect Development Inc.*                       267            1,831
Bisys Group Inc.*                              140            7,228
Data General Corp.*                            389            6,394
Engineering Animation Inc.*                    163            8,802
ICG Communications Inc.*                       451            9,697
Legato Inc.*                                   239           15,759
Lernout & Hauspie Speech
  Products*                                    286            9,331
Lycos Inc.*                                    312           17,336
Macromedia Inc.*                               341           11,487
Mercury Interactive Corp.*                      94            5,946
NTL Inc.*                                      184           10,385
RSL Communications Ltd.*                       251            7,405
Rational Software Corp.*                       472           12,508
Sapient Corp.*                                 106            5,936
Skytel Communications Inc.*                    410            9,071
Transaction Systems
  Architects Inc.*                             125            6,250
Whittman Hart Inc.*                            610           16,851
                                                          ---------
                                                            172,217
                                                          ---------
Transportation -- 0.3%
-------------------------------------------------------------------
Eagle U.S.A Airfreight Inc.*                   713           17,468
Hub Group Inc.*                                259            5,018
Skywest Inc.                                   182            5,949
United Road Services Inc.*                     815           14,975
                                                          ---------
                                                             43,410
                                                          ---------
Total Common Stocks                                         955,186
                                                          ---------

SHORT-TERM OBLIGATIONS -- 0.6%
-------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                                       85,772
                                                          ---------
Total Small Cap Growth
  (Identified Cost $925,530)                              1,040,958
                                                          ---------

CitiSelect VIP Folio 200
PORTFOLIO OF INVESTMENTS (Continued)              December 31, 1998


Issuer                                      Shares          Value
-------------------------------------------------------------------
SMALL CAP VALUE -- 6.5%
-------------------------------------------------------------------
COMMON STOCKS -- 6.3%
-------------------------------------------------------------------
Commerical Services -- 0.4%
-------------------------------------------------------------------
Corrections Corp. of
  America*                                     300         $  5,288
Nash Finch Co.                                 200            2,850
Reynolds & Reynolds Co.                        500           11,469
Rush Enterprises Inc.*                         500            5,500
Unisource Worldwide Inc.                     1,400           10,150
United Industrial Corp.                      1,800           17,662
                                                           --------
                                                             52,919
                                                           --------
Consumer Durable Goods -- 0.5%
-------------------------------------------------------------------
Cannondale Corp.*                            1,200           10,800
Coachmen Industries Inc.                       600           15,750
D.R. Horton Inc.                               400            9,200
EKCO Group Inc.*                             1,300            4,875
Engle Homes Inc.                               300            4,594
Flexsteel Industries Inc.                      700            9,012
TBC Corp.*                                   1,800           12,825
                                                           --------
                                                             67,056
                                                           --------
Consumer Non-Durables -- 0.8%
-------------------------------------------------------------------
Dimon Inc.                                   1,600           11,900
Schweitzer-Mauduit
  International Inc.                           800           12,350
Sola International Inc.*                       700           12,075
Standard Commercial
  Corp.*                                     2,805           24,018
Timberland Co.                                 400           18,225
Tropical Sportwear
  International Corp.*                         700           25,113
Wolverine World Wide
  Inc                                        1,300           17,225
                                                           --------
                                                            120,906
                                                           --------
Consumer Services -- 0.1%
-------------------------------------------------------------------
Aztar Corp.*                                 1,400            7,087
                                                           --------
Electronic Technology -- 0.6%
-------------------------------------------------------------------
Aehr Test Systems*                             900            5,513
Alliant Techsystems Inc.*                      100            8,244
Astro-Med Inc.                                 200            1,087
ESCO Electronics Corp.*                        900            8,156
FLIR System Inc.*                              700           16,275
Komag Inc.*                                  1,500           15,563
Ladish Inc.*                                 1,400           11,725
Read-Rite Corp.*                               300            4,434
Spacehab Inc.*                               1,300           13,650
                                                            -------
                                                             84,647
                                                            -------
Energy Minerals -- 0.1%
-------------------------------------------------------------------
Nuevo Energy Co.*                            1,200           13,800
Santa Fe International Corp.                   400            5,850
                                                            -------
                                                             19,650
                                                            -------
Finance -- 0.7%
-------------------------------------------------------------------
Acceptance Insurance
  Company*                                     500           10,125
Centris Group Inc.                             900            8,775
Executive Risk Inc.(++)                        200           10,988
MMI Companies Inc.                             800           13,400
Matrix Capital Corp.*                          700            9,450
PBOC Holdings Inc.*                            400            4,100
PMI Group Inc.                                 100            4,937
Penn America Group Inc                         900            8,156
Presidential Life Corp                         500            9,937
Professional Groups Inc.*                      220            6,820
Seibels Bruce Group Inc.*                    1,400            4,725
Symons International
  Group Inc.*                                  600            4,350
                                                            -------
                                                             95,763
                                                            -------
Health Technology -- 0.2%
-------------------------------------------------------------------
DepoTech Corp.*                              1,000            2,312
Matrix Pharmaceuticals,
  Inc.*                                        700            1,837
OrthoLogic Corp.*                            1,800            6,019
West Co., Inc.                                 500           17,844
                                                            -------
                                                             28,012
                                                            -------
Industrial Services -- 0.3%
-------------------------------------------------------------------
Atwood Oceanics Inc.*                          550            9,350
ENSCO International
  Inc                                          700            7,481
Perini Corp.*                                  900            4,612
R & B Falcon Corp.                           1,360           10,370
Rowan Companies Inc.*                          900            9,000
                                                            -------
                                                             40,813
                                                            -------

CitiSelect VIP Folio 200
PORTFOLIO OF INVESTMENTS (Continued)              December 31, 1998


Issuer                                      Shares          Value
-------------------------------------------------------------------
Non-Energy Minerals -- 0.2%
Carpenter Technology
  Corp.                                        100         $  3,394
LTV Corp.                                    3,200           18,600
Lone Star Technologies Inc.*                   800            8,100
                                                           --------
                                                             30,094
                                                           --------
Process Industries -- 0.1%
-------------------------------------------------------------------
RPM Inc.                                       600            9,600
Tuscarora Inc.                                 700            9,363
                                                           --------
                                                             18,963
                                                           --------
Producer Manufacturing -- 1.3%
-------------------------------------------------------------------
Atchison Casting Corp.*                      1,000            9,250
Baldor Electric Co.                            500           10,125
Commerical Intertech
  Corp                                         800           10,350
Commonwealth Industries
  Inc.                                         900            8,438
Easco Inc.                                   1,000            7,750
Flowserve Corp.                                500            8,281
Global Industrial
  Technologies Inc.*                         2,000           21,375
Holophane Corp.*                               400           10,275
JLG Industries Inc.                          2,000           31,250
Keystone Consolidated
  Industries Inc.*                           1,200            9,750
Morgan Products Ltd.*                        1,200            4,200
Myers Industries Inc.                          500           14,344
Patrick Industries Inc                         500            7,688
Superior Industries
  International Inc.                           500           13,906
Timken Co.                                     600           11,325
Watts Industries Inc.*                         600            9,975
                                                           --------
                                                            188,282
                                                           --------
Retail Trade -- 0.3%
-------------------------------------------------------------------
Duckwall-ALCO Stores Inc.*                     700            9,275
Haverty Furniture
  Companies Inc.                               200            4,200
Schultz Sav-O Stores Inc                       750           12,375
Syms Corp.*                                  1,200           10,800
                                                           --------
                                                             36,650
                                                           --------

Technology Services -- 0.2%
-------------------------------------------------------------------
Brightpoint Inc.*                              700            9,625
Interlink Computer
  Sciences Inc.*                               300            1,088
Ultrak Inc.                                  1,600           11,800
                                                         ----------
                                                             22,513
                                                         ----------
Transportation -- 0.5%
-------------------------------------------------------------------
Alaska Air Group Inc.*                         100            4,425
Conrad Industries Inc.*                        300            1,172
Eagle USA Airfreight Inc.*                     300            7,350
Fritz Companies Inc.*                        2,400           25,950
Kenan Transport Co.                            400           12,800
Motor Cargo Industries Inc.*                   900            7,200
Tidewater Inc.                                 400            9,275
                                                         ----------
                                                             68,172
                                                         ----------
Total Common Stocks                                         881,527
                                                         ----------
SHORT-TERM OBLIGATIONS -- 0.2%
-------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                                       26,041
                                                         ----------
Total Small Cap Value
  (Identified Cost $1,057,489)                              907,568
                                                         ----------
INTERNATIONAL EQUITY -- 5.4%
-------------------------------------------------------------------
COMMON STOCKS -- 5.4%
-------------------------------------------------------------------
Austria -- 0.0%
-------------------------------------------------------------------
Boehler-Uddeholm                                85            3,956
                                                         ----------
Australia -- 0.3%
-------------------------------------------------------------------
Australia & New Zealand
  Banking Group                              2,305           15,085

Pioneer International Ltd                    5,541           11,714
Quantas Airways                              5,505           11,233
                                                         ----------
                                                             38,032
                                                         ----------
Canada -- 0.2%
-------------------------------------------------------------------
Canadian Hunter
  Exploration Ltd.                             142              929

Canadian Imperial Bank of
  Commerce                                     275            6,837
Imasco, Ltd.                                   640           13,692
Nexfor Inc.                                    248              982
Noranda, Inc.                                  570            5,687
                                                         ----------
                                                             28,127
                                                         ----------

CitiSelect VIP Folio 200
PORTFOLIO OF INVESTMENTS (Continued)              December 31, 1998

Issuer                                      Shares          Value
-------------------------------------------------------------------
Finland -- 0.1%
-------------------------------------------------------------------
UPM Kymmene Oy                                 440         $ 12,253
                                                           --------
France -- 0.5%
-------------------------------------------------------------------
BIC                                            139            7,707
Banque Nationale De Paris                      155           12,758
Elf Aquitaine                                   90           10,399
Lafarge Coppee                                 135           12,822
Pernod Ricard                                  171           11,102
Societe Generale                                67           10,845
Total SA                                        85            8,605
                                                           --------
                                                             74,238
                                                           --------
Germany -- 0.4%
-------------------------------------------------------------------
Bayer AG                                       215            8,972
Buderus AG                                      20            7,284
Commerzbank AG                                 320           10,119
Draegerwerk AG                                 315            5,103
Dyckerhoff AG                                   25            6,930
Veba AG                                        207           12,383
Vossloh AG                                     240            7,056
                                                           --------
                                                             57,847
                                                           --------
Great Britain -- 1.2%
-------------------------------------------------------------------
Allied Domecq                                1,176           10,873
Allied Zurich                                  695           10,444
BAT Industries                                 685            6,032
BOC Group                                      410            5,879
BTR PLC                                      3,160            6,484
CGU                                            700           11,037
Coats Viyella                                5,520            2,476
Cookson Group                                3,990            8,685
Elementis                                    6,051            8,244
Hanson                                       2,175           17,309
Hillsdown Holdings                           4,012            4,999
Lex Service                                  1,020            6,524
Lloyds TSB Group                             1,048           14,922
Medeva                                       2,430            4,320
National Westminister                          620           12,000
Powergen                                       615            8,072
Safeway                                      1,170            5,870
TI Group                                     1,680            9,036
Tomkins                                      3,120           14,825
Williams                                     1,264            7,224
                                                           --------
                                                            175,255
                                                           --------
Hong Kong -- 0.2%
-------------------------------------------------------------------
Hang Lung Development Co.                    7,000           7,499
New World Development Co.                    1,000            2,517
South China Morning Post                    16,000            8,209
Swire Pacific Ltd.                           1,500            6,718
                                                            -------
                                                             24,943
                                                            -------
Ireland -- 0.1%
-------------------------------------------------------------------
Greencore Group                              1,720            7,930
Jefferson Smurfit Group                      6,290           11,319
                                                            -------
                                                             19,249
                                                            -------
Italy -- 0.2%
-------------------------------------------------------------------
Eni Spa                                      1,820           11,888
Telecom Italia SPA                           1,400           11,939
                                                            -------
                                                             23,827
                                                            -------
Japan -- 0.4%
-------------------------------------------------------------------
Kyocera Corp.                                  200           10,562
Nichicon Corp.                               1,000           12,472
Nintendo Co.                                   100            9,686
Promise Co.                                    300           15,604
Yodogawa Steel Works                         2,000            7,536
                                                            -------
                                                             55,860
                                                            -------
Netherlands -- 0.5%
-------------------------------------------------------------------
ABN Amro Holdings                              395            8,305
Akzo Nobel                                     279           12,697
Ing Groep                                      250           15,237
Koninklijke NV PTT                             225           11,258
Philips Electronics                            180           12,072
TNT Post Groep                                 205            6,602
                                                            -------
                                                             66,171
                                                            -------

CitiSelect VIP Folio 200
PORTFOLIO OF INVESTMENTS (Continued)              December 31, 1998

Issuer                                      Shares          Value
-------------------------------------------------------------------
New Zealand -- 0.1%
-------------------------------------------------------------------
Fletcher  Challenge                          5,770         $  8,896
                                                           --------
Norway  -- 0.1%
-------------------------------------------------------------------
Kvaerner ASA                                   175            3,455
Nycomed  Amersham                            1,255            8,754
                                                           --------
                                                             12,209
                                                           --------
Singapore -- 0.2%
-------------------------------------------------------------------
Creative  Technology  Ltd                    1,200           18,000
Jardine  Matheson                            1,600             4,12
                                                           --------
                                                             22,128
                                                           --------
Spain -- 0.2%
-------------------------------------------------------------------
Banco Bilbao Vizcaya                           480            7,515
Banco Santander SA                             372            7,381
Telefonica SA                                  480           10,869
                                                           --------
                                                             25,765
                                                           --------
Sweden -- 0.2%
-------------------------------------------------------------------
Electrolux                                     600           10,302
Getinge Industrier                             627            9,415
Skandinaviska Enskilda Banken                  690            7,261
                                                           --------
                                                             26,978
                                                           --------
Switzerland -- 0.5%
-------------------------------------------------------------------
Forbo Holding                                   22            9,609
Nestle SA                                        4            8,706
Novartis AG                                      9           17,689
Saurer                                          11            6,566
Schweizerische Ruckversicherungs
  Gesellschaft AG                                5           13,034
Schweizerische Industrie-Gesellschaft
  Holdings AG                                   13            7,665
Sulzer AG                                       14             8,52
                                                           --------
                                                             71,789
                                                           --------
Total Common Stocks                                         747,523
                                                           --------
SHORT-TERM OBLIGATIONS -- 0.0%
-------------------------------------------------------------------
Federal Home Loan Bank Consumer
  Discount Note
  4.50% due 1/04/99(+)                                        3,414
                                                           --------
Total International Equity
  (Identified Cost $730,780)                                750,937
                                                           --------
FIXED INCOME -- 25.4%
-------------------------------------------------------------------
                                          Principal
Issuer                                     Amount            Value
-------------------------------------------------------------------
FIXED INCOME -- 25.3%
-------------------------------------------------------------------
Corporate Bonds -- 6.4%
-------------------------------------------------------------------
Allstate Corp.
  6.75% due 5/15/18                        $30,000          $31,180
Associates Corp. North America
  6.25% due 11/01/08                        45,000           46,598
Atlantic City Electric Co.
  7.01% due 8/23/02                         40,000           42,004
BB & T Corp.
  6.375% due 6/30/05                        60,000           61,268
Century Telephone Enterprises Inc.
  6.30% due 1/15/08                         30,000           30,841
Commonwealth Edison Electric Co.
  7.00% due 7/01/05                         43,000            45,81
Conseco Inc.
  6.40% due 6/15/01                         25,000           24,085
Dayton Hudson Corp
  5.95% due 6/15/00                         15,000           15,120
Equitable Life Assurance
  6.95% due 12/01/05                        30,000           31,803
Ford Motor Co.
  6.50% due 8/01/18                         40,000           40,981
GTE Corp.
  6.36% due 4/15/06                         30,000           31,386
Hartford Financial Services Group Inc.
  6.375% due 11/01/08                       20,000           20,549
Household Financial Corp.
  6.50% due 11/15/08                        30,000           31,216
Jackson National Life Insurance Co.
  8.15% due 3/15/27                         50,000           57,422
Lucent Technologies Inc.
  5.50% due 11/15/08                        20,000           20,215
MCI Communications Corp.
  6.125% due 4/15/12                        35,000           35,533
Mattel Inc.
  6.00% due 7/15/03                         20,000           20,194
Mellon Financial Co.
  5.75% due 11/15/03                        30,000           30,208

CitiSelect VIP Folio 200
PORTFOLIO OF INVESTMENTS (Continued)              December 31, 1998

                                          Principal
Issuer                                     Amount            Value
-------------------------------------------------------------------
National Rural Utitlities
  6.20% due 2/001/08                       $35,000        $  36,364
Nationsbank Corp.
  6.375% due 5/15/05                        35,000           36,381
Norfolk Southern Corp
  6.95% due 5/01/02                         25,000           25,982
Occidental Petroleum
  Corp
  6.40% due 4/01/03                         10,000            9,842
Philadelphia Electric Co.
  7.125% due 9/01/02                        10,000           10,485
  6.625% due 3/01/03                        20,000           20,707
Raytheon Co.
  6.30% due 3/15/05                         30,000           30,750
Suntrust Banks Inc.
  6.00% due 1/15/28                         25,000           25,547
TCI Communications Inc.
  6.875% due 2/15/06                        30,000           32,012
USA Waste Services Inc.
  6.50% due 12/15/02                        30,000           30,483
Walt Disney Co.
  5.125% due 12/15/03                       20,000           19,889
                                                          ---------
                                                            894,857
                                                          ---------
Mortgage Backed -- 3.4%
-------------------------------------------------------------------
Commercial Mortgage
  Acceptance Corp.
  5.80% due 3/15/06                         24,626           24,537
Federal Home Loan
  Mortgage Corp.
  6.25% due 6/15/24                         30,000           30,208
Federal National Mortgage
  Association
  6.00% due 12/1/99 TBA                     30,000           29,559
  6.50% due 12/1/99 TBA                     65,000           65,426
  6.00% due 5/15/08                        120,000          126,674
  7.349% due 8/17/2                        150,000           54,611
GMAC Commercial
  Mortgage Securities Inc.
  6.42% due 8/15/08                         40,000           41,439
J.P. Morgan Commercial
  Mortgage Finance Corp.
  6.373% due 1/15/30                        18,424           18,751
Sears Credit Account
  Master Trust II
  5.25% due 10/16/08                        40,000           39,187
Structured Asset Securities
  Corp
  6.79% due 10/15/34                        48,685           50,765
                                                          ---------
                                                            481,157
                                                          ---------
U. S. Treasury Obligations -- 14.8%
-------------------------------------------------------------------
United States Treasury
  Bonds
  3.625% due 4/15/28                        35,287           34,228
United States Treasury
  Notes
  5.875% due 1/31/99                       374,000          374,352
  6.375% due 5/15/99                       370,000          372,312
  5.875% due 11/15/99                      100,000          101,031
  5.50% due 12/31/00                        25,000           25,418
  6.25% due 1/31/02                        370,000          386,417
  6.50% due 5/31/02                        285,000          300,895
  6.25% due 6/30/02                         30,000           31,491
  5.50% due 3/31/03                        150,000          154,547
  5.875% due 2/15/04                       170,000          179,350
  6.50% due 10/15/06                       100,000          110,922
                                                         ----------
                                                          2,036,735
                                                         ----------
Total U.S. Treasury
  Obligations                                             2,070,963
                                                         ----------
Yankee Bonds -- 0.7%
-------------------------------------------------------------------
British Columbia
  Province Canada
  5.375% due 10/29/08                       20,000           19,961
Ericsson
  Telecommunication
  6.75% due 2/12/02                         20,000           20,920
Manitoba Province
  Canada
  5.50% due 10/01/08                        20,000           20,224
Ontario Province
  Canada
  5.50% due 10/01/08                        20,000           20,077
Republic of Ireland
  6.875% due 3/10/0                         20,000           21,150
                                                         ----------
                                                            102,332
                                                         ----------
Total Fixed Income                                        3,549,309
                                                         ----------
SHORT-TERM OBLIGATIONS -- 0.1%
-------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                                        6,314
                                                         ----------
Total Domestic Fixed Income
  (Identified Cost $3,481,686)                            3,555,623
                                                         ----------

CitiSelect VIP Folio 200
PORTFOLIO OF INVESTMENTS (Continued)              December 31, 1998

                                          Principal
Issuer                        Currency      Amount            Value
-------------------------------------------------------------------
INTERNATIONAL BOND -- 32.3%
-------------------------------------------------------------------
FIXED INCOME -- 20.5%
-------------------------------------------------------------------
Australia -- 1.8%
-------------------------------------------------------------------
Commonwealth of Australia
  8.75% due 8/15/08              AUD       155,000         $121,795
  7.50% due 9/15/09              AUD       180,000          131,419
                                                           --------
                                                            253,214
                                                           --------
Canada -- 0.7%
-------------------------------------------------------------------
Commonwealth of Canada
  5.25% due 9/01/03              CAD        60,000           40,070
  8.00% due 6/01/23              CAD        59,000           53,287
                                                           --------
                                                             93,357
                                                           --------
Denmark -- 0.5%
-------------------------------------------------------------------
Kingdom of Denmark
  8.00% due 5/15/03              DKK       300,000           54,685
  7.00% due 11/15/07             DKK       100,000           18,866
                                                           --------
                                                             73,551
                                                           --------
France -- 0.2%
-------------------------------------------------------------------
Government of France
  3.00% due 7/25/09              FRF       139,878           24,868
                                                           --------
Germany -- 2.0
-------------------------------------------------------------------
Republic of Germany
  5.625% due 1/04/28D            EM        420,000          284,015
                                                           --------
Great Britain -- 4.1%
-------------------------------------------------------------------
United Kingdom Gilt
  8.00% due 6/10/03              GBP       150,000          284,350
  8.50% due 12/07/05             GBP        42,000           86,582
  7.25% due 12/07/07             GBP       100,000          199,784
                                                           --------
                                                            570,716
                                                           --------
Greece -- 1.1%
-------------------------------------------------------------------
Hellenic Republic
  12.80% due 6/17/03             GRD     1,200,000           4,369
  11.00% due 10/23/03            GRD     4,400,000          16,083
  8.80% due 6/19/07              GRD    34,200,000         136,281
                                                          --------
                                                           156,733
                                                          --------
Italy -- 1.1%
-------------------------------------------------------------------
Republic of Italy
  6.00% due 1/01/00              ITL    15,000,000           9,317
  4.75% due 5/01/03              ITL    70,000,000          44,707
  5.00% due 5/01/08              ITL    40,000,000          26,115
  7.25% due 11/01/26             ITL    95,000,000          78,105
                                                          --------
                                                           158,244
                                                          --------
New Zealand -- 1.8%
-------------------------------------------------------------------
Canada Government
  6.625% due 10/03/07            NZD        20,000          10,695
International Bank
  Reconciliation &
  Development
  7.00% due 9/18/00              NZD       100,000          53,607
  7.25% due 4/09/01              NZD       186,000         100,566
  7.25% due 5/27/03              NZD        60,000          33,033
New Zealand
  Government
  7.00% due 7/15/09              NZD       100,000          59,089
                                                          --------
                                                           256,990
                                                          --------
Spain -- 2.7%
-------------------------------------------------------------------
Government of Spain
  6.00% due 1/31/08              ESP     47,000,000        381,185
                                                          --------
Sweden -- 0.3%
-------------------------------------------------------------------
Kingdom of Sweden
  6.50% due 5/05/08              SEK       300,000          43,282
                                                          --------

CitiSelect VIP Folio 200
PORTFOLIO OF INVESTMENTS (Continued)                  December 31, 1998

                                             Principal
Issuer                        Currency        Amount            Value
-----------------------------------------------------------------------
United States -- 4.2%
-----------------------------------------------------------------------
Federal National
  Mortgage Association
  6.875% due 6/7/02              GBP          20,000          $  35,332
  7.25% due 6/20/02              NZD         160,000             87,447
Government National
  Mortgage Association
  6.875% due 4/20/27              $           55,763             56,484
Merrill Lynch & Co., Inc.
  5.299% due 11/01/01             $           10,000              9,923
SLM Student Loan Trust
  1.00% due 10/25/04              $            5,084              5,048
  1.00% due 4/25/06               $           40,920             40,415
  5.227% due 4/25/07              $           94,729             93,684
United States Treasury
  Notes
  3.625% due 7/15/02              $          255,983            254,063
                                                              ---------
                                                                582,396
                                                              ---------
Total Fixed Income                                            2,878,551
                                                              ---------
SHORT-TERM OBLIGATIONS -- 11.8%
--------------------------------------------------------------------------------
Dutch Government
  6.50% due 1/15/99              NLG         250,000            133,227
Federal Home Loan
  Bank Consumer
  Discount Notes
  4.50% due 1/04/99(+)            $           17,421             17,414
  5.13% due 1/20/99               $          800,000            797,834
Ford Motor Credit Co.
  4.27% due 3/23/99               $           90,000             89,010
French Discount Treasury
  Bill 3.35% due 2/04/99         FRF       1,950,000            347,676
Kingdom of Norway
  4.40% due 3/17/99              NOK       2,000,000            261,373
Total Short-Term Obligations                                  1,646,534
Total International Bond
  (Identified Cost $4,496,303)*                               4,525,085
                                                              ---------
SHORT-TERM -- 18.5%
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 18.5%
--------------------------------------------------------------------------------
Federal Home Loan
  Bank Consumer
  Discount Note
  4.50% due 1/04/99(+)                                           $ 2,595,234
                                                                 -----------

Total Short-Term
  (Identified Cost $2,595,234)
Total Investments
   (Identified Cost $15,187,553)              111.3%              15,577,353
                                              -----              -----------
Other Assets,
   Less Liabilities                           (11.3)              (1,582,507)
                                              -----              -----------
Net Assets                                    100.0%             $13,994,846
                                              =====              ===========

* Non income producing
(+) The Portfolio owns in aggregate Federal Home Loan Bank Consumer Discount Notes 4.50%, due 1/04/99 valued at $2,791,952, (portions of which are separately listed by each Asset class.)
(++) The  Portfolio  owns in  aggregate  310  shares of  International  Business
Machines valued at $57,273, and 467 shares of Executive Risk Inc. valued at $25,656, (portions of which are separately listed by each asset class.)

See notes to financial statements

Foreign Currency Legend
--------------------------------------------------------------------------------
Symbol                 Country
--------------------------------------------------------------------------------
AUD                    Australia
CAD                    Canada
DKK                    Denmark
FRF                    France
DEM                    Germany
GBP                    Great Britain
GRD                    Greece
ITL                    Italy
NLG                    Netherland
NZD                    New Zealand
NOK                    Norway
ESP                    Spain
SEK                    Sweden

CitiSelect VIP Folio 200

Forward currency contracts which were open at December 31, 1998 are as follows:


                                                                             Unrealized
                                        Market  Aggregate   Delivery Date   Appreciation
Currency                Country         Value   Face Value  of Contracts   (Depreciation)
-----------------------------------------------------------------------------------------
Deutsche Mark (Buy)      Germany      $224,837   $227,080   February-99     $ (2,243)
Dollar (Buy) ......     Australia       30,031     31,214   January-99        (1,183)
Dollar (Sell) .....      Canada         96,829     96,513   January-99          (316)
Dollar (Buy) ......      Canada        223,113    221,295   February-99        1,818
Dollar (Sell) .....     Hong Kong       11,317     10,917   February-99         (400)
Dollar (Sell) .....    New Zealand     240,534    237,579   January-99        (2,955)
Dollar (Sell) .....    New Zealand      48,451     48,518    March-99             67
Drachma (Sell) ....      Greece         20,907     20,896   February-99          (11)
Escudo (Buy) ......     Portugal        17,491     17,485   January-99             6
Franc (Buy) .......      Belgium       111,559    113,353   January-99        (1,794)
Franc (Sell) ......      France         27,580     27,671   January-99            91
Franc (Sell) ......    Switzerland      37,935     39,157   January-99         1,222
Franc (Buy) .......    Switzerland     152,894    156,437   February-99       (3,543)
Franc (Sell) ......    Switzerland      93,639     96,750   February-99        3,111
Guilder (Sell) ....    Netherlands      10,658     10,630   January-99           (28)
Krona (Buy) .......      Sweden        164,096    169,498   January-99        (5,402)
Krona (Sell) ......      Sweden         42,378     44,263   January-99         1,885
Krone (Sell) ......      Denmark        12,578     12,351   January-99          (227)
Krone (Buy) .......      Norway        145,173    147,892   January-99        (2,719)
Krone (Sell) ......      Norway        252,873    257,864   January-99         4,991
Lira (Buy) ........       Italy        329,666    330,890   January-99        (1,224)
Lira (Buy) ........       Italy          7,511      7,541   February-99          (30)
Markka (Buy) ......      Finland        26,510     26,094   January-99           416
Peseta (Buy) ......       Spain          3,308      3,319   February-99          (11)
Peseta (Sell) .....       Spain        268,020    271,020   February-99        3,000
Pound (Buy) .......   Great Britain    249,046    252,693   January-99        (3,647)
Pound (Buy) .......      Ireland        13,395     13,259   January-99           136
Schilling (Buy) ...      Austria        41,331     40,374   January-99           957
Yen (Buy) .........       Japan        904,087    880,954   February-99       23,133
Yen (Sell) ........       Japan        183,960    174,085   February-99       (9,875)
                                                                            --------
                                                                            $  5,225
                                                                            ========

CitiSelect VIP Folio 300
PORTFOLIO OF INVESTMENTS                                       December 31, 1998


Issuer                                                     Shares         Value
--------------------------------------------------------------------------------
LARGE  CAP GROWTH--11.2%
--------------------------------------------------------------------------------
COMMON STOCKS --11.1%
Commercial Services -- 0.4%
--------------------------------------------------------------------------------
Cintas Corp.                                                 660         $46,489
Interpublic Group
  Companies Inc.                                             430          34,293
                                                                         -------
                                                                          80,782

Consumer Durables -- 0.0%
--------------------------------------------------------------------------------
Leggett & Platt Inc.                                         100           2,200
                                                                         -------
Consumer Non-Durables -- 0.7%
--------------------------------------------------------------------------------
Clorox Co.                                                   450          52,566
Coca Cola Co.                                                605          40,459
Procter & Gamble Co.                                         835          76,246
                                                                         -------
                                                                         169,271
                                                                         -------
Consumer Services -- 0.1%
--------------------------------------------------------------------------------
Carnival Corp.                                               530          25,440
                                                                         -------
Finance -- 1.3%
--------------------------------------------------------------------------------
American International
  Group Inc.                                                 300          28,987
Bank of New York Inc.                                        650          26,162
Federal Home Loan
  Mortgage Corp.                                             385          24,808
Federal National
  Mortgage Association                                       965          71,410
Fifth Third Bancorp                                          348          24,817
Finova Group Inc.                                            510          27,508
Firstar Corp.                                                335          31,239
Zions  Bancorp                                               820          51,148
                                                                         -------
                                                                         286,079
                                                                         -------
Healthcare -- 2.6%
--------------------------------------------------------------------------------
Cardinal Health Inc.                                         742          56,299
Elan Corp. PLC*                                              400          27,825
Eli Lilly & Co.                                              960          85,320
Health Management
  Association*                                             1,270          27,464
Johnson & Johnson                                            635          53,261
Medtronic Inc.                                             1,005          74,621
Merck & Co.                                                  510          75,321
Pfizer Inc.                                                  660          82,789
Schering Plough Corp.                                      1,450          80,112
Warner Lambert Co.                                           335          25,188
                                                                         -------
                                                                         588,200
                                                                         -------
Process Industries -- 0.1%
--------------------------------------------------------------------------------
Ecolab Inc.                                                  720          26,055
                                                                      ----------
Producer Manufacturing -- 0.9%

                                                                      ----------
Danaher Corp.                                                765          41,549
General Electric Co.                                       1,625         165,852
                                                                      ----------
                                                                         207,401
                                                                      ----------
Retail -- 1.3%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                                    1,580          53,917
Costco Companies Inc.*                                       375          27,070
Home Depot                                                   965          59,046
Staples Inc.*                                                630          27,523
Wal Mart Stores Inc.                                       1,170          95,282
Walgreen Co.                                                 645          37,773
                                                                      ----------
                                                                         300,611
                                                                      ----------
Technology -- 3.2%
--------------------------------------------------------------------------------
Automatic Data
  Processing Inc.*                                           315          25,259
Ceridian Corp.*                                              360          25,132
Cisco Systems Inc.*                                          805          74,714
Compaq Computer Corp.                                      1,040          43,615
Compuware Corp.*                                             445          34,766
Dell Computer Corp.*                                         520          38,058
EMC Corp.*                                                   690          58,650
Intel Corp.                                                  850         100,778
International Business
  Machines (++)                                              245          45,264
Microsoft Corp.*                                           1,160         160,877
Paychex Inc.                                                 622          31,994
Solectron Corp.*                                             400          37,175
Sun Guard Data Systems*                                    1,360          53,975
                                                                      ----------
                                                                         730,257
                                                                      ----------
Utilities -- 0.5%
--------------------------------------------------------------------------------
Ameritech Corp.                                              865          54,819
SBC Communications Inc.                                      910          48,799
                                                                      ----------
                                                                         103,618
                                                                      ----------
Total Common Stocks                                                    2,519,914
                                                                      ----------
SHORT-TERM OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                                                    19,911
                                                                      ----------
TOTAL LARGE CAP GROWTH
  (Identified Cost $1,887,920)                                         2,539,825
                                                                      ----------

CitiSelect VIP Folio 300
PORTFOLIO OF INVESTMENTS (Continued)               December 31, 1998


Issuer                                       Shares           Value
--------------------------------------------------------------------
LARGE  CAP  VALUE--9.6%
--------------------------------------------------------------------
COMMON STOCKS--9.3%
Basic Industries -- 0.6%
--------------------------------------------------------------------
Air Products & Chemicals
  Inc                                           500         $ 20,000
FMC Corp.*                                      300           16,800
IMC Global Inc.                                 600           12,825
Inland Steel Industries Inc.                    900           15,188
Lubrizol Corp.                                  500           12,843
Morton International Inc.                       400            9,800
Rohm & Haas Co.                                 800           24,100
W R Grace & Co.*                              1,100           17,256
Westvaco Corp.                                  300            8,044
                                                            --------
                                                             136,856
                                                            --------
Capital Goods -- 0.7%
--------------------------------------------------------------------
Aeroquip Vickers Inc.                           900           26,944
Case Corp.*                                   1,900           41,444
Cummins Engine Inc.                             900           31,950
Harnischfeger Industries
  Inc                                         1,000           10,187
Kennametal Inc.                                 600           12,750
Parker Hannifin Corp.                           900           29,475
Tecumseh Products Co.                           400           18,650
                                                            --------
                                                             171,400
                                                            --------
Consumer Basics -- 1.4%
--------------------------------------------------------------------
Beckman Coulter                                 600           32,550
Columbia/HCA Healthcare
  Corp                                          900           22,275
Dole Food Inc.                                  100            3,000
Foundation Health
  Systems*                                    1,320           15,757
Healthsouth Corp.*                            2,500           38,594
IBP Inc.                                        600           17,475
Mallinckrodt Inc.                               300            9,244
Philip Morris Companies Inc.                    900           48,150
RJR Nabisco Holdings
  Corp                                        1,200           35,625
Tenet Healthcare Plans
  Corp.*                                      1,300           34,125
United Healthcare Corp.                         700           30,144
Universal Foods Corp.                         1,100           30,181
                                                            --------
                                                             317,120
                                                            --------
Consumer Durable Goods -- 1.0%
--------------------------------------------------------------------
Dana Corp.                                      700           28,613
Eaton Corp.                                     200           14,137
Ford Motor Co.                                1,000           58,687
General Motors Corp.                          1,300           93,031
Goodyear Tire and Rubber                        800           40,350
                                                            --------
                                                             234,818
                                                            --------
Consumer Non-Durables -- 0.8%
--------------------------------------------------------------------
Dillards Inc.                                   700           19,863
Liz Claiborne Inc.                            1,300           41,031
Sears Roebuck & Co.                             600           25,500
Springs Industries Inc.                         400           16,575
Toys "R" Us Inc.*                             1,600           27,000
V. F. Corp.                                     900           42,187
                                                            --------
                                                             172,156
                                                            --------
Consumer Services -- 0.3%
--------------------------------------------------------------------
AMR Corp. *                                     500           29,687
Delta Airlines Inc.                             600           31,200
                                                            --------
                                                              60,887
                                                            --------
Energy -- 0.2%
--------------------------------------------------------------------
Nabors Industries Inc.*                       1,100           14,919
Phillips Petroleum Co.                          300           12,788
Ultra Mar Diamond
  Shamrock                                    1,000           24,250
                                                            --------
                                                              51,957
                                                            --------
Finance -- 2.4%
--------------------------------------------------------------------
Allstate Corp.                                1,000           38,625
American General Corp.                          300           23,400
Banc One Corp.                                  700           35,744
BankAmerica Corp.                               600           36,075
BankBoston Corp.                                300           11,681
Chase Manhattan Corp.                         1,000           68,063
Cigna Corp.                                     600           46,387
Everest Reinsurance
  Holdings                                      600           23,362
First Union Corp.                             1,030           62,637
Hartford Financial
  Services Group                                600           32,925
Old Republic International
  Corp                                          850           19,125
PNC Bank Corp.                                  800           43,300
Reliastar Financial Corp.                       600           27,675
Republic New York Corp.                         400           18,225

Transatlantic Holdings Inc.                     250           18,891
Washington Mutual Inc.                          900           34,369
                                                            --------
                                                             540,484
                                                            --------

CitiSelect VIP Folio 300
PORTFOLIO OF INVESTMENTS (Continued)               December 31, 1998


Issuer                                       Shares           Value
--------------------------------------------------------------------
General Business -- 0.1%
--------------------------------------------------------------------
Olsten Corp.                                 1,400        $   10,325
Standard Register                              300             9,281
                                                          ----------
                                                              19,606
                                                          ----------
Shelter -- 0.2%
--------------------------------------------------------------------
Owens Corning                                1,200            42,525
                                                          ----------
Technology -- 1.0%
--------------------------------------------------------------------
Arrow Electronics Inc.*                        800            21,350
Avnet Inc.                                     400            24,200
First Data Corp.*                            1,300            41,194
International Business
  Machines (++)                                400            73,900
TRW Inc.                                       500            28,094
Tektronix Inc.                               1,000            30,062
                                                          ----------
                                                             218,800
                                                          ----------
Transportation -- 0.0%
--------------------------------------------------------------------
Burlington Northern
  Santa Fe Co.                                 200             6,750
                                                          ----------
Utilities -- 0.6%
--------------------------------------------------------------------
Bell Atlantic Corp.                            700            37,100
Cinergy Corp.                                  300            10,313
Cooper Cameron Corp.                           200             4,900
DTE Energy Co.                                 400            17,150
Duke Power Co.                                 204            13,069
Entergy Corp.                                  400            12,450
GPU Inc.                                       400            17,675
Southern Co.                                   600            17,438
                                                          ----------
                                                             130,095
                                                          ----------
Total Common Stocks                                        2,103,454
                                                          ----------
SHORT-TERM OBLIGATION--0.3%
--------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                                        67,854
                                                          ----------
Total Large Cap Value
  (Identified Cost $2,237,051)                             2,171,308
                                                          ----------

SMALL CAP GROWTH--9.5%
--------------------------------------------------------------------
COMMON STOCKS--8.8%
--------------------------------------------------------------------
Commercial Services -- 1.7%
--------------------------------------------------------------------
AHL Services Inc.*                             774            24,187
Abacus Direct Corp.*                           707            32,169
Catalina Marketing Corp.*                      434            29,675
Central Packing Corp.                          287             9,310
Ha Lo Industrial Inc.*                         665            25,021
Lamar Advertising Co.*                       1,178            43,880
Level One
  Communications Inc.*                         769            27,299
Metzler Group Inc.*                            857            41,725
NFO Worldwide Inc.*                            909            10,454

Probusiness Services Inc.*                   1,080            49,140
Profit Recovery Group
  International Inc.*                        1,156            43,278
Romac International Inc.*                      890            19,802
Wilmar Industries Co.*                       1,013            20,577
                                                            --------
                                                             376,517
                                                            --------
Consumer Non-Durable -- 0.2%
--------------------------------------------------------------------
Beringer Wine Estates
  Holdings*                                    487            21,763
Horizon Organic Holdings
  Corp.*                                       653            10,122
Natrol Inc.*                                   765             8,415
Wiley John & Sons                              126             6,087
                                                            --------
                                                              46,387
                                                            --------
Consumer Services -- 0.8%
--------------------------------------------------------------------
Devry Inc.*                                    957            29,308
Heftel Broadcasting Corp.*                     882            43,438
Metro Networks Inc.*                           720            30,690
Premier Parks Inc.*                            792            23,958
SFX Entertainment Inc.*                        574            31,498
Sylvan Learning System Inc.*                   698            21,289
                                                            --------
                                                             180,181
                                                            --------
Electronic Technology -- 1.1%
--------------------------------------------------------------------
American Tower Corp.*                          797            23,561
C Cube Microsystems Inc.*                      789            21,402
Electronics for Imaging Inc.*                  611            24,555
Jabil Circuit Inc.*                            235            17,537
Microchip Technology Inc.*                     260             9,620
Micron Electronics Inc.*                     1,300            22,506
Network Appliance Inc.*                        808            36,360
Novellus Systems Inc.*                         408            20,196
Sipex Corp.*                                 1,426            50,088
Tekelectronic Inc.*                          1,254            20,769
Western Wireless Corp.*                        495            10,890
                                                            --------
                                                             257,484
                                                            --------

CitiSelect VIP Folio 300
PORTFOLIO OF INVESTMENTS (Continued)               December 31, 1998


Issuer                                        Shares           Value
--------------------------------------------------------------------
Energy/Minerals -- 0.1%
--------------------------------------------------------------------
Petroleum Geo. Services*                       1,502        $ 23,657
                                                            --------
Finance -- 0.6%
--------------------------------------------------------------------
Centura Banks Inc.                               353          26,254
Cullen Frost Bankers Inc.                        595          32,651
Executive Risk Inc.(++)                          555          30,490
Enhance Financial Services
  Group Inc.                                     535          16,050
Peoples Heritage Financial
  Group                                        1,597          31,940
U.S. Trust Corp.                                 100           7,048
                                                            --------
                                                             144,433
                                                            --------
Health Services/Technology -- 1.1%
--------------------------------------------------------------------
Agouron Pharmaceuticals
  Inc.*                                          140           8,225
Andrx Corp.*                                     370          18,963
Barr Labs Inc.*                                  595          28,560
MedImmune Inc.*                                  136          13,524
PSS World Medical Inc.*                          457          10,511
Parexel International Corp.*                     997          24,925
Professional Detailing Inc.*                     920          25,990
Roberts Pharmaceutical
  Corp.*                                       1,333          28,993
Steris Corp*                                     940          26,731
Total Renal Care Holdings
  Inc.*                                        1,732          51,202
Viropharma Inc.*                               1,023           9,527
                                                            --------
                                                             247,151
                                                            --------
Industrial Services -- 0.3%
--------------------------------------------------------------------
Rental Service Corp.*                          1,536          24,096
Service Experts Inc.*                            840          24,570
Waste Connections Inc.*                          645          11,852
                                                            --------
                                                              60,518
                                                            --------
Process Industries -- 0.2%
--------------------------------------------------------------------
Aptargroup Inc.                                  721          20,233
OM Group Inc.                                    861          31,426
                                                            --------
                                                              51,659
                                                            --------
Producer Manufacturing -- 0.2%
--------------------------------------------------------------------
Tower Automotive Inc.*                         1,695          42,269
                                                            --------
Retail -- 0.5%
--------------------------------------------------------------------
CDW Computer Centers
  Inc.*                                        228            21,874
Linens N Things Inc.*                          474            18,782
Men's Wearhouse Inc.*                          744            23,622
Tiffany & Co.                                  368            19,090
Whole Foods Market Inc.*                       622            30,089
                                                          ----------
                                                             113,457
                                                          ----------
Technology Services -- 1.6%
--------------------------------------------------------------------
Aspect Development Inc.*                       555            24,593
Bisys Group Inc.*                              291            15,023
Data General Corp.*                            807            13,265
Engineering Animation Inc.*                    338            18,252
ICG Communications Inc.*                       937            20,145
Legato Inc.*                                   497            32,771
Lernout & Hauspie Speech
  Products*                                    593            19,347
Lycos Inc.*                                    649            36,060
Macromedia Inc.*                               708            23,851
Mercury Interactive Corp.*                     194            12,270
NTL Inc.*                                      382            21,559
RSL Communications Ltd.*                       521            15,370
Rational Software Corp.*                       979            25,943
Sapient Corp.*                                 221            12,376
Skytel Communications Inc.*                    852            18,850
Transaction System
  Architects Inc.*                             260            13,000
Whittman Hart Inc.*                          1,268            35,028
                                                          ----------
                                                             357,703
                                                          ----------
Transportation -- 0.4%
--------------------------------------------------------------------
Eagle U.S.A. Airfreight Inc.*                1,481            36,285
Hub Group Inc.*                                538            10,424
Skywest Inc.                                   378            12,356
United Road Services Inc.*                   1,693            31,109
                                                          ----------
                                                              90,174
                                                          ----------
Total Common Stocks                                        1,991,590
                                                          ----------
SHORT-TERM OBLIGATIONS--0.7%
--------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                                       169,589
                                                          ----------
Total Small Cap Growth
  (Identified Cost $1,940,494)                             2,161,179
                                                          ----------

CitiSelect VIP Folio 300
PORTFOLIO OF INVESTMENTS (Continued)               December 31, 1998


Issuer                                        Shares           Value
--------------------------------------------------------------------
SMALL  CAP  VALUE--8.0%
--------------------------------------------------------------------
COMMON STOCKS--7.8%
--------------------------------------------------------------------
Commerical Services -- 0.3%
--------------------------------------------------------------------
Corrections Corp. of
  America*                                       500         $ 8,813
Kevco Inc.*                                      200           1,450
Nash Finch Co.                                   700           9,975
Reynolds & Reynolds Co.                          900          20,644
Rush Enterprises Inc.*                           900           9,900
Unisource Worldwide Inc.                       2,800          20,300
                                                             -------
                                                              71,082
                                                             -------
Consumer Durable Goods -- 0.6%
--------------------------------------------------------------------
Cannondale Corp.*                              2,600          23,400
Coachmen Industries Inc.                       1,200          31,500
D.R. Horton Inc.                                 900          20,700
EKCO Group Inc.*                               2,700          10,125
Engle Homes Inc.                                 600           9,188
Flexsteel Industries Inc.                      1,300          16,737
Rockshox Inc.*                                   400           1,025
TBC Corp.*                                     3,200          22,800
                                                             -------
                                                             135,475
                                                             -------
Consumer Non-Durables -- 1.1%
--------------------------------------------------------------------
Dimon Inc.                                     3,300          24,544
Schweitzer-Mauduit
  International Inc.                           1,700          26,244
Sola International Inc.*                       1,400          24,150
Standard Commercial
  Corp                                         5,618          48,104
Timberland Co.                                   800          36,450
Tropical Sportwear
  International Corp.*                         1,400          50,225
Wolverine World Wide
  Inc                                          2,600          34,450
                                                             -------
                                                             244,167
                                                             -------
Consumer Services -- 0.1%
--------------------------------------------------------------------
Aztar Corp.*                                   3,100          15,694
                                                             -------
Electronic Technology -- 1.0%
--------------------------------------------------------------------
Aehr Test Systems*                             2,300          14,088
Alliant Techsystems Inc.*                        200          16,487
Astro-Med Inc.                                   500           2,719
Baldor Electronics Co.                           900          18,225
ESCO Electronics Corp.*                        2,000          18,125
FLIR System, Inc.*                             1,500          34,875
Komag Inc.*                                    3,000          31,125
Ladish Inc.*                                   2,700          22,613
Read-Rite Corp.*                                 600           8,869
Spacehab Inc.*                                 2,400          25,200
United Industrial Corp.*                       3,600          35,325
                                                            --------
                                                             227,651
                                                            --------
Energy Minerals -- 0.1%
--------------------------------------------------------------------
Nuevo Energy Co.*                              2,300          26,450
                                                            --------
Finance -- 0.8%
--------------------------------------------------------------------
Acceptance Insurance
  Co. *                                        1,000          20,250
Centris Group Inc.                             1,800          17,550
Executive Risk Inc.(++)                          400          21,975
MMI Companies Inc.                             1,600          26,800
Matrix Capital Corp.*                          1,100          14,850
PBOC Holdings Inc.*                              700           7,175
PMI Group Inc.                                   200           9,875
Penn America Group Inc.                        1,800          16,312
Presidential Life Corp.                          900          17,888
Professional Groups Inc.*                        330          10,230
Seibels Bruce Group Inc.*                      2,900           9,787
Symons International
  Group Inc.*                                  1,100           7,975
                                                            --------
                                                             180,667
                                                            --------
Health Technology -- 0.2%
--------------------------------------------------------------------
DepoTech Corp.*                                2,300           5,319
Matrix Pharmaceuticals,
  Inc.*                                        1,400           3,675
OrthoLogic Corp.*                              3,700          12,372
West Co., Inc.                                 1,000          35,688
                                                            --------
                                                              57,054
                                                            --------
Industrial Services -- 0.4%
--------------------------------------------------------------------
Atwood Oceanics Inc.*                          1,050          17,850
ENSCO International Inc.                       1,400          14,962
Perini Corp.*                                  1,800           9,225
R & B Falcon Corp.                             2,720          20,740
Rowan Companies Inc.*                          1,800          18,000
                                                            --------
                                                              80,777
                                                            --------
Non-Energy Minerals -- 0.3%
--------------------------------------------------------------------
Carpenter Technology
  Corp                                           400          13,575
LTV Corp.                                      6,400          37,200
Lone Star Technologies
  Inc.*                                        1,700          17,212
                                                            --------
                                                              67,987
                                                            --------

CitiSelect VIP Folio 300
PORTFOLIO OF INVESTMENTS (Continued)               December 31, 1998
Issuer                                        Shares           Value
--------------------------------------------------------------------
Process Industries -- 0.2%
--------------------------------------------------------------------
RPM Inc.                                      1,200         $ 19,200
Tuscarora Inc.                                1,300           17,387
                                                            --------
                                                              36,587
                                                            --------
Producer Manufacturing -- 1.6%
--------------------------------------------------------------------
Atchison Casting Corp.*                       2,000           18,500
Commercial Intertech
  Corp                                        1,500           19,406
Commonwealth
  Industries Inc.                             1,900           17,812
Easco Inc.                                    2,100           16,275
Flowserve Corp.                               1,000           16,562
Global Industrial
  Technologies Inc.*                          4,100           43,819
Haskel International Inc.                       700            8,006
Holophane Corp.*                                800           20,550
JLG Industries Inc.                           3,300           51,563
Keystone Consolidated
  Industries Inc.*                            2,500           20,313
Morgan Products Ltd.*                         1,800            6,300
Myers Industries Inc.                         1,100           31,556
Patrick Industries Inc.                       1,400           21,525
Superior Industries
  International Inc.                            900           25,031
Timken Co.                                    1,200           22,650
Watts Industries Inc.*                        1,200           19,950
                                                            --------
                                                             359,818
                                                            --------
Retail Trade -- 0.3%
--------------------------------------------------------------------
Duckwall-ALCO Stores
  Inc.*                                       1,500           19,875
Haverty Furniture
  Companies Inc.                                400            8,400
Schultz Sav-O Stores Inc.                     1,450           23,925
Syms Corp.*                                   2,500           22,500
                                                            --------
                                                              74,700
                                                            --------
Technology Services -- 0.2%
--------------------------------------------------------------------
Brightpoint Inc.*                             1,400           19,250
Interlink Computer
  Sciences Inc.*                                400            1,450
Manchester Equipment
  Co. Inc.*                                     800            2,750
Ultrak Inc.                                   3,500           25,812
                                                            --------
                                                              49,262
                                                            --------
Transportation -- 0.6%
--------------------------------------------------------------------
Alaska Air Group Inc.*                          100            4,425
Conrad Industrials Inc.*                        500            1,953
Eagle USA Airfreight Inc.*                      600           14,700
Fritz Companies Inc.*                         4,900           52,981
Kenan Transport Co.                             800           25,600
Motor Cargo Industries
  Inc.*                                       1,800           14,400
Santa Fe International
  Corp                                          800           11,700
Tidewater Inc.                                  800           18,550
                                                          ----------
                                                             144,309
                                                          ----------
Total Common Stocks                                        1,771,680
                                                          ----------
SHORT-TERM OBLIGATIONS--0.2%
--------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                                        54,398
                                                          ----------
Total Small Cap Value
  (Identified Cost $2,135,372)                             1,826,078
                                                          ----------
INTERNATIONAL  EQUITY--10.0%
--------------------------------------------------------------------
COMMON STOCKS--9.6%
--------------------------------------------------------------------
Austria -- 0.1%
--------------------------------------------------------------------
Boehler Uddeholm                                242           11,264
                                                          ----------
Australia -- 0.5%
--------------------------------------------------------------------
Australia & New Zealand
  Bank Group                                  6,583           43,083
Pioneer International Ltd.                   15,875           33,561
Quantas Airways                              15,726           32,090
                                                             108,734
                                                          ----------
Canada -- 0.3%
--------------------------------------------------------------------
Canadian Hunter
  Exploration Ltd.                              405            2,650
Canadian Imperial Bank 960                   23,867
Imasco Ltd.                                   1,380           29,523
Nexfor Inc.                                     706            2,794
Noranda Inc.                                  1,620           16,163
                                                          ----------
                                                              74,997
                                                          ----------
Finland -- 0.2%
--------------------------------------------------------------------
UPM Kymmene Oyj                               1,260           35,089

CitiSelect VIP Folio 300
PORTFOLIO OF INVESTMENTS (Continued)               December 31, 1998


Issuer                                        Shares           Value
--------------------------------------------------------------------
France -- 0.9%
--------------------------------------------------------------------
BQE National                                   460          $ 37,863
Elf Aquitaine                                  270            31,197
Lafarge Coppee                                 364            34,571
Pernod Ricard                                  495            32,138
Societe BIC SA                                 392            21,735
Societe Generale                               188            30,431
Total SA                                       240            24,296
                                                            --------
                                                             212,231

Germany -- 0.8%

                                                            --------
Bayer AG                                       630            26,291
Buderus AG                                      55            20,032
Commerzbank AG                                 840            26,562
Draegerwerk AG                               1,330            21,547
Dyckerhoff AG                                   75            20,791
Veba AG                                        592            35,415
Vossloh AG                                     690            20,286
                                                            --------
                                                             170,924
                                                            --------
Great Britain -- 2.4%
--------------------------------------------------------------------
Allied Domecq                                3,485            32,221
Allied Zurich                                2,043            30,701
BOC Group                                    1,197            17,162
BTR                                          6,446            13,226
Brit America Tobacco                         1,993            17,549
CGU                                          2,050            32,322
Coats Viyella                               11,662             5,231
Cookson Group                               14,275            31,069
Elementis                                   17,324            23,601
Hanson                                       5,519            43,921
Hillsdown Holdings                          11,694            14,571
Lex Service                                  2,580            16,503
Lloyds TSB Group                             3,406            48,496
Medeva                                       7,190            12,782
National Westminister                        2,500            48,388
Powergen                                     1,785            23,428
Safeway                                      5,080            25,489
TI Group                                     6,200            33,349
Tomkins                                      9,012            42,822
Williams                                     3,688            21,078
                                                            --------
                                                             533,909
                                                            --------
Hong Kong -- 0.3%
--------------------------------------------------------------------
Hang Lung Development
  Co                                        20,000            21,426
New World Development
  Co                                         1,000             2,517
South China Morning
  Post                                      44,000            22,575
Swire Pacific Ltd.                           4,500            20,154
                                                            --------
                                                              66,672
                                                            --------
Ireland -- 0.2%
--------------------------------------------------------------------
Greencore Group                              5,090            23,467
Jefferson Smurfit Group                     17,855            32,130
                                                            --------
                                                              55,597
                                                            --------
Italy -- 0.3%
--------------------------------------------------------------------
Eni Spa                                      5,420            35,402
Telecom Italia                               1,000             6,290
Telecom Italia SPA                           3,500            29,847
                                                            --------
                                                              71,539
                                                            --------
Japan -- 0.7%
--------------------------------------------------------------------
Kyocera Corp.                                  700            36,966
Nichicon Corp.                               2,000            24,944
Nintendo Co.                                   300            29,058
Promise Co.Ltd                                 800            41,610
Yodogawa Steel Works                         4,000            15,073
                                                            --------
                                                             147,651
                                                            --------
Netherlands -- 0.8%
--------------------------------------------------------------------
ABN Amro Holdings                            1,125            23,653
Akzo Nobel                                     799            36,363
Ing Groep                                      717            43,699
Koninklijke NV PTT                             660            33,023
Philips Electronics                            525            35,210
TNT Post Groep                                 585            18,839
                                                            --------
                                                             190,787
                                                            --------
New Zealand -- 0.1%
--------------------------------------------------------------------
Fletcher Challenge                          16,520            25,470
                                                            --------
Norway -- 0.1%
--------------------------------------------------------------------
Kvaerner ASA                                   510            10,068
Nycomed Amersham                             3,180            22,180
                                                            --------
                                                              32,248
                                                            --------

CitiSelect VIP Folio 300
PORTFOLIO OF INVESTMENTS (Continued)               December 31, 1998


Issuer                                        Shares           Value
--------------------------------------------------------------------
Singapore -- 0.3%
--------------------------------------------------------------------
Creative Technology Ltd                       3,500        $  52,500
Jardine Matheson                              3,700            9,546
                                                           ---------
                                                              62,046
                                                           ---------
Spain -- 0.3%
--------------------------------------------------------------------
Banco Bilbao Vizcaya                          1,410           22,075
Banco Santander SA                            1,101           21,846
Telefonica SA                                   690           30,635
Telefonica SA Rights                            690              612
                                                           ---------
                                                              75,168
                                                           ---------
Sweden -- 0.3%
--------------------------------------------------------------------
Electrolux                                    1,600           27,471
Getinge Industrier                            1,831           27,494
Skandinaviska Enskilda
  Banken                                      1,970           20,731
                                                           ---------
                                                              75,696
                                                           ---------
Switzerland -- 1.0%
--------------------------------------------------------------------
Forbo Holding                                    58           25,333
Nestle SA                                        16           34,826
Novartis AG                                      29           56,999
Saurer AG                                        31           18,505
Schweizerische Ruckversicherungs
  Gesellschaft AG                                14           36,496
Schweizerische Industrie
  Gesellschaft Holdings AG                       39           22,996
Sulzer AG                                        39           23,734
                                                           ---------
                                                             218,889
                                                           ---------
Total Common Stocks                                        2,168,911
                                                           ---------
SHORT-TERM OBLIGATIONS--0.4%
--------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                                        97,054
                                                           ---------
Total International Equity
  (Identified Cost $2,213,461)                             2,265,965
                                                           ---------

                                           Principal
Issuer                                       Amount          Value
--------------------------------------------------------------------
DOMESTIC FIXED INCOME--26.1%
--------------------------------------------------------------------
FIXED INCOME--26.0%
--------------------------------------------------------------------
Corporate Bonds -- 6.3%
--------------------------------------------------------------------
Allstate Corp.
  6.75% due 5/15/18                        $ 50,000         $ 51,966
Associates Corp. North
  America
  6.25% due 11/01/08                         75,000           77,664
Atlantic City Electric Co.
  7.01% due 8/23/02                          45,000           47,254
BB & T Corp.
  6.375% due 6/30/0                         595,000           97,008
Century Telephone
  Enterprises Inc.
  6.30% due 1/15/08                          50,000           51,401
Commonwealth Edison
  Electric Co.
  7.00% due 7/01/05                          43,000           45,812
Conseco Inc.
  6.40% due 6/15/01                          40,000           38,535
Dayton Hudson Corp.
  5.95% due 6/15/00                          25,000           25,201
Equitable Life Assurance
  6.95% due 12/01/05                         60,000           63,606
Ford Motor Co.
  6.50% due 8/01/18                          70,000           71,716
GTE Corp.
  6.36% due 4/15/06                          50,000           52,310
Hartford Financial Services
  Group Inc.
  6.375% due 11/01/08                        35,000           35,961
Household Financial Corp.
  6.50% due 11/15/08                         50,000           52,026
Jackson National Life
  Insurance Co.
  8.15% due 3/15/27                          50,000           57,421
Lucent Technologies Inc.
  5.50% due 11/15/08                         35,000           35,376
MCI Communications
  Corp
  6.125% due 4/15/12                         55,000           55,837
Mattel Inc.
  6.00% due 7/15/03                          35,000           35,340

CitiSelect VIP Folio 300
PORTFOLIO OF INVESTMENTS (Continued)              December 31, 1998

                                       Principal
Issuer                                   Amount              Value
-------------------------------------------------------------------
Mellon Financial Co.
  5.75% due 11/15/03                    $ 50,000         $   50,347
National Rural Utitlities
  6.20% due 2/01/08                       55,000             57,143
Nationsbank Corp.
  6.375% due 5/15/05                      60,000             62,367
Norfolk Southern Crop
  6.95% due 5/01/02                       45,000             46,768
Occidental Petroleum
  Corp
  6.40% due 4/01/03                       20,000             19,683
Ontario Province
  Canada
  5.50% due 10/01/08                      35,000             35,135
Philadelphia Electric Co.
  7.125% due 9/01/02                      15,000             15,727
  6.625% due 3/01/03                      30,000             31,061
Raytheon Co.
  6.30% due 3/15/05                       50,000             51,249
Suntrust Banks Inc.
  6.00% due 1/15/28                       35,000             35,766
TCI Communications Inc.
  6.875% due 2/15/06                      50,000             53,354
USA Waste Services Inc.
  6.50% due 12/15/02                      50,000             50,806
Walt Disney Co.
  5.125% due 12/15/03                     35,000             34,806
                                                         ----------
                                                          1,438,646
                                                         ----------
Mortgage Backed -- 2.9%
-------------------------------------------------------------------
Commercial Mortgage
  Acceptance Corp.
  5.80% due 3/15/06                       24,626             24,537
Federal Home Loan
  Mortgage Corp.
  6.25% due 6/15/24                       50,000             50,346
Federal National
  Mortgage Association
  6.00% due 12/1/99 TBA                   50,000             49,266
  6.50% due 12/1/99 TBA                   85,000             85,558
  6.00% due 5/15/08                      190,000            200,568
  7.349% due 8/17/2                      150,000             54,611
GMAC Commercial
  Mortgage Securities Inc.
  6.42% due 8/15/08                       50,000             51,799
J.P. Morgan Commercial
  Mortgage Finance Corp.
  6.373% due 1/15/30                      27,636             28,126
Sears Credit Account
  Master Trust II
  5.25% due 10/16/08                      65,000             63,679
Structured Asset
  Securities Corp.
  6.79% due 10/15/3                      448,685             50,765
                                                         ----------
                                                            659,255
                                                         ----------
U.S. Treasury Obligations -- 16.1%
-------------------------------------------------------------------
United States Treasury
  Bonds
  3.625% due 4/15/28                      60,492             58,677
United States Treasury
  Notes
  6.375% due 5/15/99                     315,000            316,969
  5.875% due 11/15/99                    701,000            708,227
  5.625% due 4/30/00                      30,000             30,361
  5.50% due 12/31/00                      40,000             40,669
  6.25% due 1/31/027                      60,000            793,721
  6.50% due 5/31/02                      500,000            527,890
  6.25% due 6/30/02                      250,000            262,422
  5.50% due 3/31/03                      610,000            628,489
  5.875% due 2/15/04                     140,000            147,700
  6.50% due 10/15/06                     130,000            144,199
                                                         ----------
                                                          3,600,647
                                                         ----------
Total U.S. Treasury
  Obligations                                             3,659,324
                                                         ----------
Yankee Bonds -- 0.7%
-------------------------------------------------------------------
British Columbia
  Province Canada
  5.375% due 10/29/08                     40,000             39,922
Ericsson
  Telecommunication
  6.75% due 2/12/02                       35,000             36,610
Manitoba Province
  Canada
  5.50% due 10/01/08                      35,000             35,392
Republic of Ireland
  6.875% due 3/10/03                      40,000             42,300
                                                         ----------
                                                            154,224
                                                         ----------
Total Fixed Income                                        5,911,449
                                                         ----------
SHORT-TERM OBLIGATIONS--0.1%
-------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                                       13,728
                                                         ----------
Total Domestic Fixed Income
  (Identified Cost $5,800,334)                            5,925,177
                                                         ----------

CitiSelect VIP Folio 300
PORTFOLIO OF INVESTMENTS (Continued)      December 31, 1998


                                     Principal
Issuer                 Company         Amount        Value
-----------------------------------------------------------
INTERNATIONAL BOND--30.7%
-----------------------------------------------------------
FIXED INCOME--21.5%
-----------------------------------------------------------
Australia -- 2.1%
-----------------------------------------------------------

Commonwealth of Australia
  8.75% due 8/15/08      AUD         205,000   $    161,084
  7.50% due 9/15/09      AUD         433,000        316,136
                                               ------------
                                                    477,220
                                               ------------
Canada -- 1.0%
-----------------------------------------------------------
Commonwealth of Canada
  5.25% due 9/01/03      CAD         110,000         73,463
  8.75% due 12/01/05     CAD         159,000        127,488
  8.00% due 6/01/23      CAD          32,000         28,902
                                               ------------
                                                    229,853
                                               ------------
Denmark -- 0.4%
-----------------------------------------------------------
Kingdom of Denmark
  8.00% due 5/15/03      DKK         300,000         54,685
  7.00% due 11/15/07     DKK         200,000         37,732
                                               ------------
                                                     92,417
                                               ------------
France -- 0.2%
-----------------------------------------------------------
France Republic
  3.00% due 7/25/09      FRF         219,809         39,079
                                               ------------
Germany -- 1.8%
-----------------------------------------------------------
Republic of Germany
  5.625% due 1/04/28     DEM         614,000        415,203
                                               ------------
Great Britain -- 4.4%
-----------------------------------------------------------
United Kingdom Gilt
  7.00% due 11/06/01     GBP          66,000        115,958
  8.00% due 6/10/03      GBP         270,000        511,829
  8.50% due 12/07/05     GBP          34,000         70,090
  7.25% due 12/07/07     GBP         156,000        311,663
                                               ------------
                                                  1,009,540
                                               ------------
Greece -- 1.0%
-----------------------------------------------------------
Hellenic Republic
  12.80% due 6/17/03     GRD       1,600,000          5,825
  11.00% due 10/23/03    GRD       5,200,000         19,007
  8.80% due 6/19/07      GRD      50,100,000        199,640
                                               ------------
                                                    224,472
                                               ------------
Italy -- 1.1%
-----------------------------------------------------------
Republic of Italy
  6.00% due 1/01/00      ITL      25,000,000         15,528
  4.75% due 5/01/03      ITL      30,000,000         19,587
  6.75% due 7/01/07      ITL     180,000,000        129,547
  5.00% due 5/01/08      ITL      30,000,000         19,160
  7.25% due 11/01/26 ITL          95,000,000         78,105
                                               ------------
                                                    261,927
                                               ------------
New Zealand -- 2.0%
-----------------------------------------------------------
Canada Government
  6.625% due 10/03/07    NZD         150,000         80,214
International Bank
  Reconciliation and
  Develoment
  7.25% due 4/09/01      NZD         282,000        152,471
  7.25% due 5/27/03      NZD         100,000         55,054
  7.00% due 9/18/00      NZD         200,000        107,214
New Zealand Government
  8.00% due 11/15/06     NZD         100,000         61,139
                                               ------------
                                                    456,092
                                               ------------
Spain -- 3.5%
-----------------------------------------------------------
Kingdom of Spain
  6.00% due 1/31/08      ESP      98,000,000        794,811
                                               ------------
Sweden -- 0.3%
-----------------------------------------------------------
Kingdom of Sweden
  6.50% due 5/05/08      SEK         400,000         57,709
                                               ------------
United States -3.7%
-----------------------------------------------------------
Federal National
  Mortgage Association
  6.875% due 6/7/02      GBP          20,000         35,332
  7.25% due 6/20/02      NZD         280,000        153,031
Government National
  Mortgage Association
  6.875% due 4/20/27       $          55,762         56,484
Merrill Lynch & Co. Inc.
  5.299% due 11/01/01      $         100,000         99,232
SLM Student Loan Trust
  1.00% due 10/25/04       $           5,084          5,048
  1.00% due 4/25/06        $          40,920         40,415
  5.227% due 4/25/07       $         189,457        187,369
United States Treasury
  Notes
  3.625% due 7/15/02       $         255,983        254,063
                                               ------------
                                                    830,974
                                               ------------
Total Fixed Income                                4,889,297
                                               ------------

CitiSelect VIP Folio 300
PORTFOLIO OF INVESTMENTS (Continued)      December 31, 1998


                                     Principal
Issuer                 Company         Amount        Value
-----------------------------------------------------------
SHORT-TERM OBLIGATIONS--9.2%
-----------------------------------------------------------
Dutch Government
  6.50% due 1/15/99      DKK         400,000   $    213,165
Federal Home Loan
  Bank Consumer
  Discount Note
  4.50% due 1/04/99(+)     $         125,301        125,254
Federal Home Loan Bank
  Consumer Discount
  Note
  5.13% due 1/20/99        $         800,000        797,834
French Discount
  Treasury Bill
  3.35% due 2/04/99      FRF       3,100,000        552,714
Kingdom of Norway
  4.40% due 3/17/99      NOK       3,000,000        392,059

Total Short-Term Obligations                      2,081,026
                                               ------------
Total International Bond
  (Identified Cost $6,935,981)                    6,970,323
                                               ------------
SHORT-TERM--3.9%
-----------------------------------------------------------
SHORT-TERM OBLIGATIONS--3.9%
-----------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount
  Note
  4.50% due 1/04/99(+)                              897,669
                                               ------------
Total Short-Term
  (Identified Cost $897,669)                        897,669
                                               ------------
Total Investments
   (Identified Cost $24,048,282)       109.0%    24,757,524

Other Assets,
  Less Liabilities                      (9.0)    (2,044,244)
                                               ------------

Net Assets                             100.0%  $ 22,713,280
                                               ------------
----------
*    Non income producing
(+)  The Portfolio owns in aggregate Federal Home Loan Bank
     Consumer  Discount Notes 4.50%,  due 1/04/99 valued at
     $1,445,457,  (portions of which are separately  listed
     by each Asset class.)
(++) The   Portfolio   owns  in  aggregate  645  shares  of
     International Business Machines valued at $119,164, and 955 shares of Executive Risk Inc. valued at $52,465, (portions of which are separately listed by each asset class.)

See notes to financial statements

Foreign Currency Legend
-----------------------------------------------------------
Symbol                 Country
-----------------------------------------------------------
AUD                    Australia
CAD                    Canada
DKK                    Denmark
FRF                    France
DEM                    Germany
GBP                    Great Britain
GRD                    Greece
ITL                    Italy
NZD                    New Zealand
NOK                    Norway
ESP                    Spain
SEK                    Sweden

CitiSelect VIP Folio 300

Forward currency contracts which were open at December 31, 1998 are as follows:

                                                                                  Unrealized
                                         Market      Aggregate  Delivery Date    Appreciation
Currency               Country           Value       Face Value  of Contracts   (Depreciation)
----------------------------------------------------------------------------------------------
Deutsche Mark (Buy)      Germany      $  382,343   $  386,157   February-99   $   (3,814)
Dollar (Buy) ......     Australia         48,417       50,044   January-99        (1,627)
Dollar (Buy) ......      Canada           11,777       11,675   January-99           102
Dollar (Sell) .....      Canada          169,451      168,897   January-99          (554)
Dollar (Buy) ......      Canada          241,433      239,456   February-99        1,977
Dollar (Sell) .....     Hong Kong         36,235       34,844   February-99       (1,391)
Dollar (Buy) ......     Hong Kong         36,235       35,876   February-99          359
Dollar (Sell) .....     Hong Kong         40,317       39,897    April-99           (420)
Dollar (Sell) .....    New Zealand       414,750      409,773   January-99        (4,977)
Dollar (Sell) .....    New Zealand        73,194       72,653   February-99         (541)
Dollar (Sell) .....    New Zealand        75,309       75,413    March-99            104
Drachma (Sell) ....      Greece           26,931       26,917   February-99          (14)
Escudo (Buy) ......     Portugal          27,061       27,052   January-99             9
Franc (Buy) .......      Belgium         185,082      188,059   January-99        (2,977)
Franc (Buy) .......      France           12,716       12,637   January-99            79
Franc (Sell) ......      France           27,580       27,773   January-99           193
Franc (Sell) ......    Switzerland        67,846       70,031   January-99         2,185
Franc (Buy) .......    Switzerland       245,070      250,749   February-99       (5,679)
Franc (Sell) ......    Switzerland       141,920      146,636   February-99        4,716
Guilder (Sell) ....    Netherlands         7,994        7,973   January-99           (21)
Krone (Buy) .......      Denmark          26,415       26,082   January-99           333
Krone (Sell) ......      Denmark           9,434        9,264   January-99          (170)
Krone (Buy) .......      Norway          223,153      227,294   January-99        (4,141)
Krone (Sell) ......      Norway          369,321      376,606   January-99         7,285
Krona (Buy) .......      Sweden          256,246      264,870   January-99        (8,624)
Krona (Sell) ......      Sweden           56,545       59,060   January-99         2,515
Lira (Buy) ........       Italy          545,666      547,691   January-99        (2,025)
Lira (Buy) ........       Italy           20,618       20,701   February-99          (83)
Markka (Buy) ......      Finland          41,631       40,977   January-99           654
Peseta (Buy) ......       Spain           10,059       10,092   February-99          (33)
Peseta (Sell) .....       Spain          609,771      616,601   February-99        6,830
Pound (Buy) .......   Great Britain       13,282       13,326   January-99           (44)
Pound (Sell) ......   Great Britain       64,752       65,715   January-99           963
Pound (Buy) .......      Ireland          23,813       23,572   January-99           241
Schilling (Buy) ...      Austria          68,657       67,067   January-99         1,590
Yen (Buy) .........       Japan        1,479,185    1,441,971   February-99       37,214
Yen (Sell) ........       Japan          286,148      270,540   February-99      (15,608)
                                                                              ----------
                                                                              $   14,606
                                                                              ==========

CitiSelect VIP Folio 400
PORTFOLIO OF INVESTMENTS              December 31, 1998


Issuer                              Shares       Value
-------------------------------------------------------
LARGE  CAP GROWTH--11.1%
-------------------------------------------------------
COMMON STOCKS -- 11.0%
Commercial Services -- 0.4%
-------------------------------------------------------
Cintas Corp.                         400   $     28,175
Interpublic Group
Companies Inc.                       267         21,293
                                           ------------
                                                 49,468
                                           ------------
Consumer Durables -- 0.0%
-------------------------------------------------------
Leggett & Platt Inc.                 100          2,200
                                           ------------
Consumer Non-Durables -- 0.7%
-------------------------------------------------------
Clorox Co.                           270         31,539
Coca Cola Co.                        365         24,409
Procter & Gamble Co.                 505         46,113
                                           ------------
                                                102,061

Consumer Services -- 0.1%
-------------------------------------------------------
Carnival Corp.                       320         15,360
                                           ------------
Finance -- 1.1%
-------------------------------------------------------
American International
  Group Inc.                         173         16,716

Bank of New York Inc.                390         15,697
Federal Home Loan
  Mortgage Corp.                     230         14,821
Federal National
  Mortgage Association               580         42,920
Fifth Third Bancorp                  210         14,976
Finova Group Inc.                    305         16,451
Zions Bancorp                        495         30,876
                                           ------------
                                                152,457
                                           ------------
Healthcare -- 2.6%
-------------------------------------------------------
Cardinal Health Inc.                 440         33,385
Elan Corp. PLC.*                     240         16,695
Health Management
  Association*                       765         16,543
Johnson & Johnson                    380         31,872
Eli Lilly & Co.                      562         49,948
Medtronic Inc.                       600         44,550
Merck & Co.                          310         45,783
Pfizer Inc.                          395         49,548
Schering Plough Corp.                870         48,067
Warner Lambert Co.                   200         15,038
                                           ------------
                                                351,429
                                           ------------
Process Industries -- 0.1%
-------------------------------------------------------
Ecolab Inc.                          435         15,742
                                           ------------
Producer Manufacturing -- 0.9%
-------------------------------------------------------
Danaher Corp.                        475         25,798
General Electric Co.                 985        100,531
                                           ------------
                                                126,329
                                           ------------
Retail -- 1.3%
-------------------------------------------------------
Bed Bath & Beyond Inc.*              950         32,419
Costco Companies Inc.*               225         16,242
Home Depot Inc.                      580         35,489
Staples Inc.*                        380         16,601
Wal Mart Stores Inc.                 705         57,413
Walgreen Co.                         395         23,132
                                           ------------
                                                181,296
                                           ------------
Technology -- 3.3 %
-------------------------------------------------------
Automatic Data Processing
  Inc.*                              190         15,236
Ceridian Corp.*                      215         15,010
Cisco Systems Inc.*                  487         45,200
Compaq Computer Corp.                630         26,421
Compuware Corp.*                     260         20,312
Dell Computer Corp.*                 325         23,786
EMC Corp.*                           415         35,275
Firststar Corp.                      200         18,650
Intel Corp.                          515         61,060
International Business
Machines (++)                        150         27,712
Microsoft Corp.*                     660         91,534
Paychex Inc.                         375         19,289
Solectron Corp.*                     240         22,305
Sungard Data Systems*                820         32,544
                                           ------------
                                                454,334
                                           ------------
Utilities -- 0.5%
-------------------------------------------------------
Ameritech Corp.                      520         32,955
SBC Communications Inc.              545         29,226
                                           ------------
                                                 62,181
                                           ------------
Total Common Stocks                           1,512,857
                                           ------------

SHORT-TERM OBLIGATIONS--0.1%
-------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                           16,761
                                           ------------
Total Large Cap Growth
  (Identified Cost $1,141,695)                1,529,618
                                           ------------

CitiSelect VIP Folio 400
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998


Issuer                              Shares       Value
-------------------------------------------------------
LARGE  CAP  VALUE -10.0%
-------------------------------------------------------
COMMON STOCKS--9.7%
-------------------------------------------------------
Basic Industries -- 0.6%
-------------------------------------------------------
Air Products & Chemicals
  Inc.                               300   $     12,000
FMC Corp.*                           200         11,200
IMC Global Inc.                      400          8,550
Inland Steel Industries Inc.         500          8,437
Lubrizol Corp.                       300          7,706
Morton International Inc.            100          2,450
Rohm & Haas Co.                      500         15,063
W R Grace & Co.*                     700         10,981
Westvaco Corp.                       200          5,362
                                           ------------
                                                 81,749
                                           ------------
Capital Goods -- 0.8%
-------------------------------------------------------
Aeroquip Vickers Inc.                600         17,962
Case Corp.*                        1,300         28,356
Cummins Engine Inc.                  600         21,300
Harnischfeger Industries Inc.        600          6,113
Kennametal Inc.                      400          8,500
Parker Hannifin Corp.                600         19,650
Tecumseh Products Co.                300         13,988
                                           ------------
                                                115,869
                                           ------------
Consumer Basics -- 1.5%
-------------------------------------------------------
Beckman Coulter Inc.                 400         21,700
Columbia /HCA Healthcare
  Corp.                              600         14,850
Dole Food Inc.                       100          3,000

Foundation Health Systems*           890         10,624
Healthsouth Corp.*                 1,600         24,700
IBP Inc.                             400         11,650
Mallinckrodt Inc.                    200          6,162
Philip Morris Companies Inc.         600         32,100
RJR Nabisco Holdings Corp.           800         23,750
Tenet Healthcare Corp.*              800         21,000
United Healthcare Corp.              500         21,531
Universal Foods Corp.                700         19,206
                                           ------------
                                                210,273
                                           ------------
Consumer Durable Goods -- 1.1%
-------------------------------------------------------
Dana Corp.                           500         20,437
Eaton Corp.                          100          7,069
Ford Motor Co.                       600         35,212
General Motors Corp.                 800         57,250
Goodyear Tire and Rubber             500         25,219
                                           ------------
                                                145,187
                                           ------------
Consumer Non-Durables -- 0.8%
-------------------------------------------------------
Dillards Inc.                        500         14,187
Liz Claiborne Inc.                   800         25,250
Sears Roebuck & Co.                  400         17,000
Springs Industries Inc.              300         12,431
Toys "R" Us Inc.*                  1,000         16,875
V. F. Corp.                          600         28,125
                                           ------------
                                                113,868
                                           ------------
Consumer Services -- 0.3%
-------------------------------------------------------
AMR Corp.*                           300         17,813
Delta Airlines Inc.                  400         20,800
                                           ------------
                                                 38,613
                                           ------------
Energy -- 0.2%
-------------------------------------------------------
Nabors Industries Inc.*              700          9,494
Phillips Petroleum Co.               200          8,525
Ultra Mar Diamond
  Shamrock                           600         14,550
                                           ------------
                                                 32,569
                                           ------------
Finance -- 2.5%
-------------------------------------------------------
Allstate Corp.                       600         23,175
American General Corp. 200        15,600
Banc One Corp.                       400         20,425
BankAmerica Corp.                    400         24,050
BankBoston Corp.                     200          7,788
Chase Manhattan Corp.                600         40,837
Cigna Corp.                          400         30,925
Everest Reinsurance
  Holdings                           400         15,575
First Union Corp.                    620         37,704
Hartford Financial Services
  Group                              400         21,950
Old Republic International
  Corp.                              600         13,500
PNC Bank Corp.                       500         27,063
Reliastar Financial Corp.            400         18,450
Republic NY Corp.                    200          9,112
Transatlantic Holdings Inc.          150         11,334
Washington Mutual Inc.               500         19,094
                                           ------------
                                                336,582
                                           ------------
General Business -- 0.1%
-------------------------------------------------------
Olsten Corp.                         900          6,637
Standard Register                    200          6,188
                                           ------------
                                                 12,825
                                           ------------

CitiSelect VIP Folio 400
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998

Issuer                              Shares       Value
-------------------------------------------------------
Shelter -- 0.2%
-------------------------------------------------------
Owens Corning                        800   $     28,350
                                           ------------
Technology -- 1.0%
-------------------------------------------------------
Arrow Electronics Inc.*              500         13,344
Avnet Inc.                           300         18,150
First Data Corp.*                    900         28,519
International Business
  Machines (++)                      200         36,950
TRW Inc.                             300         16,856
Tektronix Inc.                       600         18,037
                                           ------------
                                                131,856
                                           ------------
Transportation -- 0.0%
-------------------------------------------------------
Burlinton Northern
  Santa Fe                           100          3,375
                                           ------------
Utilities -- 0.6%
-------------------------------------------------------
Bell Atlantic Corp.                  400         21,200
Cinergy Corp.                        200          6,875
Cooper Cameron Corp.                 100          2,450
DTE Energy Co.                       300         12,863
Duke Power Co.                       104          6,663
Entergy Corp.                        300          9,338
GPU Inc.                             200          8,838
Southern Co.                         400         11,625
                                           ------------
                                                 79,852
                                           ------------
Total Common Stocks                           1,330,968
                                           ------------
SHORT-TERM OBLIGATIONS--0.3%
-------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                           36,442
                                           ------------
Total Large Cap Value
  (Identified Cost $1,423,168)                1,367,410
                                           ------------
SMALL CAP  GROWTH -- 15.3%
-------------------------------------------------------
COMMON STOCKS--14.1%
-------------------------------------------------------
Commercial Services -- 2.7%
-------------------------------------------------------
AHL Services Inc. *                  749         23,406
Abacus Direct Corp.*                 685         31,168
Catalina Marketing Corp.*            420         28,717
Central Packing Corp.                278          9,018
Ha Lo Industrial Inc.*               644         24,231
Lamar Advertising Co.*             1,142         42,540
Level One
  Communications Inc.*               744         26,412
Metzler Group Inc.*                  830         40,411
NFO Worldwide Inc. *                 881         10,131

Probusiness Services Inc.*         1,046         47,593
Profit Recovery Group
  International Inc.*              1,119         41,893
Romac International Inc.*            862         19,179
Wilmar Industries Inc. *             981         19,927
                                           ------------
                                                364,626
                                           ------------
Consumer Non-Durables -- 0.3%
-------------------------------------------------------
Beringer Wine Estates
  Holdings*                          472         21,093
Horizon Organic Holding
  Corp.*                             633          9,812
Natrol Inc.*                         740          8,140
Wiley John & Sons                    120          5,798
                                           ------------
                                                 44,843
                                           ------------
Consumer Services -- 1.3%
-------------------------------------------------------
Devry Inc.*                          927         28,389
Heftel Broadcasting Corp.*           854         42,060
Metro Networks Inc.*                 697         29,710
Premier Parks Inc.*                  767         23,202
SFX Entertainment Inc.*              556         30,510
Sylvan Learning Systems Inc.*        676         20,618
                                           ------------
                                                174,489
                                           ------------
Electronic Technology -- 1.8%
-------------------------------------------------------
American Tower Corp.*                772         22,822
C Cube Microsystems Inc.*            764         20,723
Electronics for Imaging Inc.*        592         23,791
Jabil Circuit Inc.*                  228         17,015
Microchip Technology Inc.*           251          9,287
Micron Electronics Inc.*           1,259         21,796
Network Appliance Inc.*              782         35,190
Novellus Systems Inc.*               395         19,552
Sipex Corp.*                       1,381         48,508
Tekelectronic Inc.*                1,214         20,107
Western Wireless Corp.*              480         10,560
                                           ------------
                                                249,351
                                           ------------

CitiSelect VIP Folio 400
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998


Issuer                              Shares       Value
-------------------------------------------------------
Energy/Mineral -- 0.2%
-------------------------------------------------------
Petroleum Geo Services             1,455   $     22,916
                                           ------------
Finance -- 1.0%
-------------------------------------------------------
Centura Banks Inc.                   342         25,436
Cullen Frost Bankers Inc.            576         31,608
Enhance Financial Services
Group Inc.                           518         15,540
Executive Risk Inc.(++)              538         29,556
Peoples Heritage Financial
Group                              1,547         30,940
U.S. Trust Corp.                     100          7,048
                                           ------------
                                                140,128
                                           ------------
Health Services/Technology -- 1.7%
-------------------------------------------------------
Agouron Pharmaceuticals
  Inc.*                              135          7,931
Andrx Corp.*                         360         18,450
Barr Labs Inc.*                      576         27,648
Medimmune Inc.*                      132         13,126
PSS World Med Inc.*                  443         10,189
Parexel International Corp.*         965         24,125
Professional Detailing Inc.*         891         25,171
Roberts Pharmaceutical
  Corp.*                           1,291         28,079
Steris Corp.*                        910         25,878
Total Renal Care
  Holdings Inc.*                   1,678         49,606
Viropharma Inc.*                     991          9,229
                                           ------------
                                                239,432
                                           ------------
Industrial Services -- 0.4%
-------------------------------------------------------
Rental Service Corp.*              1,488         23,343
Service Experts Inc.*                814         23,810
Waste Connections Inc.*              625         11,484
                                           ------------
                                                 58,637
                                           ------------
Process Industries -- 0.4%
-------------------------------------------------------
Aptargroup Inc.                      699         19,616
OM Group Inc.                        833         30,404
                                           ------------
                                                 50,020
                                           ------------
Producer Manufacturing -- 0.3%
-------------------------------------------------------
Tower Automotive Inc.*             1,641         40,922
                                          ------------
Retail  -- 0.8%
-------------------------------------------------------
CDW Computer
  Centers Inc.*                      221         21,202
Linens N Things Inc.*                459         18,188
Men's Wearhouse Inc.*                720         22,860
Tiffany & Co.                        357         18,519
Whole Foods Market Inc.*             602         29,122
                                           ------------
                                                109,891
                                           ------------
Technology Services -- 2.5%
-------------------------------------------------------
Aspect Development Inc.*             538         23,840
Bisys Group Inc.*                    282         14,558
Data General Corp.*                  782         12,854
Engineering Animation Inc.*          327         17,658
ICG Communications Inc.*             907         19,500
Legato Inc.*                         480         31,650
Lernout & Hauspie Speech
  Products*                          575         18,759
Lycos Inc.*                          628         34,893
Macromedia Inc.*                     685         23,076
Mercury Interactive Corp.*           188         11,891
NTL Inc.*                            369         20,825
RSL Communications Ltd.*             504         14,868
Rational Software Corp.*             948         25,122
Sapient Corp.*                       214         11,984
Skytel Communications Inc.*          825         18,253
Transaction System
  Architects Inc.*                   250         12,500
Whittman Hart Inc.*                1,227         33,896
                                           ------------
                                                346,127
                                           ------------
Transportation -- 0.7%
-------------------------------------------------------
Eagle U.S.A. Airfreight Inc.*      1,434         35,133
Hub Group Inc.*                      521         10,094
Skywest Inc.                         366         11,964
United Road Services Inc.*         1,639         30,117
                                           ------------
                                                 87,308
                                           ------------
Total Common Stocks                           1,928,690
                                           ------------
SHORT-TERM OBLIGATIONS -- 1.2%
-------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                          167,611
                                           ------------
Total Small Cap Growth
  (Identified Cost $1,838,095)                2,096,301
                                           ------------

CitiSelect VIP Folio 400
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998


Issuer                              Shares       Value
-------------------------------------------------------
SMALL  CAP  VALUE -- 12.8 %
-------------------------------------------------------
COMMON STOCKS--12.5 %
-------------------------------------------------------
Commerical Services -- 0.7%
-------------------------------------------------------
Corrections Corp. of
  America*                           400   $      7,050
Kevco Inc.*                          200          1,450
Nash Finch Co.                       600          8,550
Reynolds & Reynolds Co.              900         20,644
Rush Enterprises Inc.*             1,100         12,100
Unisource Worldwide Inc.           2,700         19,575
United Industrial Corp.            3,500         34,344
                                           ------------
                                                103,713
                                           ------------
Consumer Durable Goods -- 0.9%
-------------------------------------------------------
Cannondale Corp.*                  2,200         19,800
Coachmen Industries Inc.           1,100         28,875
D.R. Horton Inc.                     800         18,400
EKCO Group Inc.*                   2,600          9,750
Engle Homes Inc.                     700         10,719
Flexsteel Industries Inc.          1,300         16,738
Haskel International Inc.            600          6,862
Rockshox Inc.                        500          1,281
TBC Corp.*                         2,800         19,950
                                           ------------
                                                132,375
                                           ------------
Consumer Non-Durables -- 1.7%
-------------------------------------------------------
Dimon Inc.                         3,200         23,800
Schweitzer-Mauduit
  International Inc.               1,600         24,700
Sola International Inc.*           1,400         24,150
Standard Commercial
  Corp.*                           5,526         47,316
Timberland Co.                       800         36,450
Tropical Sportwear
International Corp.*               1,200         43,050
Wolverine World Wide
  Inc.                             2,500         33,125
                                           ------------
                                                232,591
                                           ------------
Consumer Services -- 0.2%
-------------------------------------------------------
Aztar Corp.*                       4,500         22,781
                                           ------------
Electronic Technology -- 1.3%
-------------------------------------------------------
Aehr Test Systems*                 2,500         15,312
Alliant Techsystems Inc.*            200         16,487
Astro-Med Inc.                       600          3,263
ESCO Electronics Corp.*            2,100         19,031
FLIR System, Inc.*                 1,500         34,875
Komag Inc.*                        3,000         31,125
Ladish Inc.*                       2,600         21,775
Read-Rite Corp.*                     600          8,869
Spacehab Inc.*                     2,600         27,300
                                           ------------
                                                178,037
                                           ------------

Energy Minerals -- 0.3%
-------------------------------------------------------
Nuevo Energy Co.*                  2,300         26,450
Santa Fe International Corp.         800         11,700
                                           ------------
                                                 38,150
                                           ------------
Finance -- 1.4%
-------------------------------------------------------
Acceptance Insurance Co.*          1,000         20,250
Centris Group Inc.                 1,800         17,550
Executive Risk Inc.(++)              400         21,975
MMI Companies Inc.                 1,800         30,150
Matrix Capital Corp.*              1,300         17,550
PBOC Holdings Inc.*                  800          8,200
PMI Group Inc.                       200          9,875
Penn America Group Inc.            1,800         16,312
Presidential Life Corp.              900         17,888
Professional Groups Inc.*            330         10,230
Seibels Bruce Group Inc.*          3,100         10,462
Symons International
  Group Inc.*                      1,100          7,975
                                           ------------
                                                188,417
                                           ------------
Health Technology -- 0.4%
-------------------------------------------------------
DepoTech Corp.*                    2,300          5,319
Matrix Pharmaceuticals,
  Inc.*                            1,000          2,625
OrthoLogic Corp.*                  3,400         11,369
West Co., Inc.                       900         32,119
                                           ------------
                                                 51,432
                                           ------------
Industrial Services -- 0.5%
-------------------------------------------------------
Atwood Oceanics Inc.*              1,000         17,000
ENSCO International Inc.           1,300         13,894
Perini Corp.*                      1,800          9,225
R & B Falcon Corp.                 2,550         19,444
Rowan Companies Inc.*              1,800         18,000
                                           ------------
                                                 77,563
                                           ------------

CitiSelect VIP Folio 400
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998


Issuer                              Shares       Value
-------------------------------------------------------
Non-Energy Minerals -- 0.4%
-------------------------------------------------------
Carpenter Technology
  Corp.                              200   $      6,788
LTV Corp.                          6,200         36,037
Lone Star Technologies
  Inc.*                            1,500         15,188
                                           ------------
                                                 58,013
                                           ------------
Process Industries -- 0.3%
-------------------------------------------------------
RPM Inc.                           1,300         20,800
Tuscarora Inc.                     1,300         17,387
                                           ------------
                                                 38,187
                                           ------------
Producer Manufacturing -- 2.6%
-------------------------------------------------------
Atchison Casting Corp.*            2,300         21,275
Baldor Electric Co.                  900         18,225
Commerical Intertech
  Corp.                            1,000         12,937
Commonwealth Industries
  Inc.                             1,800         16,875
Easco Inc.                         2,000         15,500
Flowserve Corp.                      800         13,250
Global Industrial
  Technologies Inc.*               2,100         22,444
Holophane Corp.*                     800         20,550
JLG Industries Inc.                3,700         57,812
Keystone Consolidated
  Industries Inc.*                 2,400         19,500
Morgan Products Ltd.*              2,000          7,000
Myers Industries Inc.              1,300         37,294
Patrick Industries Inc.            1,400         21,525
Superior Industries
  International Inc.               1,000         27,813
Timken Co.                         1,200         22,650
Watts Industries Inc.*             1,100         18,287
                                           ------------
                                                352,937
                                           ------------
Retail Trade -- 0.5%
-------------------------------------------------------
Duckwall-ALCO Stores
  Inc.*                            1,200         15,900
Haverty Furniture
  Companies Inc.                     400          8,400
Schultz Sav-O Stores Inc.          1,400         23,100
Syms Corp.*                        2,400         21,600
                                           ------------
                                                 69,000
                                           ------------
Technology Services -- 0.3%
-------------------------------------------------------
Brightpoint Inc.*                  1,400         19,250
Interlink Computer
  Sciences Inc.*                     500          1,813
Manchester Equipment Inc.            900          3,094
Ultrak Inc.                        3,500         25,813
                                           ------------
                                                 49,970
                                           ------------
Transportation -- 1.0%
-------------------------------------------------------
Alaska Air Group Inc.*               100          4,425
Conrad Industries Inc.*              400          1,562
Eagle USA Airfreight Inc.*           600         14,700
Fritz Companies Inc.*              4,800         51,900
Kenan Transport Co.                  800         25,600
Motor Cargo Industries
  Inc.*                            1,900         15,200
Tidewater Inc.                       800         18,550
                                           ------------
                                                131,937
                                           ------------
Total Common Stocks                           1,725,103
                                           ------------

SHORT-TERM OBLIGATIONS--0.3%
-------------------------------------------------------
Federal Home Loan
  Bank Consumer
  Discount Note
  4.50% due 1/04/99(+)                           37,058
                                           ------------
Total Small Cap Value
  (Identified Cost $2,100,155)                1,762,161
                                           ------------

INTERNATIONAL  EQUITY--20.8 %
-------------------------------------------------------
COMMON STOCKS--20.3%
-------------------------------------------------------
Austria -- 0.1%
-------------------------------------------------------
Boehler Uddeholm                     308         14,335
                                           ------------
Australia -- 0.7%
-------------------------------------------------------
Australia & New Zealand
  Bank Group                       7,217         47,231
                                           ------------
Pioneer International Ltd.        13,670         28,900
Quantas Airways                   11,162         22,777
                                           ------------
                                                 98,908
                                           ------------

CitiSelect VIP Folio 400
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998

Issuer                              Shares       Value
-------------------------------------------------------
Canada -- 0.7%
-------------------------------------------------------
Canadian Hunter
  Exploring Ltd.                     186   $      1,217
Canadian Imperial Bank             1,465         36,421
Imasco Ltd.                        2,560         54,768
Nexfor Inc.                          324          1,282
Noranda Inc.                         745          7,433
                                           ------------
                                                101,121
                                           ------------
Finland -- 0.3%
-------------------------------------------------------
UPM Kymmene Oyj                    1,695         47,203
                                           ------------
France -- 2.1%
-------------------------------------------------------
BQE National                         595         48,975
BIC                                  522         28,943
Elf Aquitaine                        345         39,862
Lafarge Coppee                       572         54,325
Pernod Ricard                        565         36,683
Societe Generale                     268         43,381
Total SA                             304         30,775
                                           ------------
                                                282,944
                                           ------------
Germany -- 1.6%
-------------------------------------------------------
Bayer AG                             865         36,098
Buderus AG                            75         27,316
Commerzbank AG                     1,335         42,214
Dragerwerk AG                      1,330         21,547
Dyckerhoff AG                        110         30,493
Veba AG                              798         47,738
Vossloh AG                           450         13,231
                                           ------------
                                                218,637
                                           ------------
Great Britain -- 5.1%
-------------------------------------------------------
Allied Domecq                      4,416         40,829
Allied Zurich                      2,630         39,522
BTR                               12,670         25,997
BOC Group                          1,643         23,557
Brit American Tobacco              2,940         25,888
CGU                                3,125         49,271
Coats Viyella                     23,490         10,537
Cookson Group                     15,995         34,812
Elementis                         23,367         31,834
Hanson                             9,194         73,167
Hillsdown Holdings                15,032         18,731
Lex Service                        4,240         27,121
Lloyds TSB Group                   3,970         56,526
Medeva                            10,710         19,039
National Westminister              2,065         39,969
Powergen                           2,629         34,506
Safeway                            5,100         25,589
TI Group                           6,330         34,048
Tomkins                           12,771         60,683
Williams                           4,739         27,084
                                           ------------
                                                698,710
                                           ------------
Hong Kong -- 0.6%
-------------------------------------------------------
Hang Lung Development
  Co.                             10,000         10,713
New World Development
  Co.                              3,000          7,551
South China Morning
  Post                            66,000         33,862
Swire Pacific Ltd.                 5,500         24,633
                                           ------------
                                                 76,759
                                           ------------
Ireland -- 0.6%
-------------------------------------------------------
Greencore Group                    7,490         34,531
Jefferson Smurfit Group           23,980         43,153
                                           ------------
                                                 77,684
                                           ------------
Italy -- 0.7%
-------------------------------------------------------
Eni Spa                            6,900         45,070
Telecom Italia                     1,000          6,290
Telecom Italia SPA                 4,500         38,374
                                           ------------
                                                 89,734
                                           ------------
Japan -- 1.5%
-------------------------------------------------------
Kyocera Corp                         900         47,528
Nichicon Corp.                     3,000         37,417
Nintendo Co.                         500         48,430
Promise Co. Ltd.                   1,100         57,214
Yodogawa Steel Works               6,000         22,609
                                           ------------
                                                213,198
                                           ------------
Netherlands -- 1.8%
-------------------------------------------------------
ABN Amro Holdings                  1,520         31,958
Akzo Nobel                         1,078         49,060
Ing Groep                            970         59,118
Koninklijke NV PTT                   846         42,329
Philips Electronics                  681         45,673
TNT Post Groep                       786         25,312
                                           ------------
                                                253,450
                                           ------------

CitiSelect VIP Folio 400
PORTFOLIO OF INVESTMENTS (Continued) December 31, 1998


Issuer                              Shares       Value
-------------------------------------------------------
New Zealand -- 0.1%
-------------------------------------------------------
Fletcher Challenge                 8,020   $     12,365
                                           ------------
Norway -- 0.4%
-------------------------------------------------------
Kvaerner ASA                         640         12,634
Nycomed Amersham                   5,465         38,119
                                           ------------
                                                 50,753
                                           ------------
Singapore -- 0.6%
-------------------------------------------------------
Creative Technology Ltd            4,700         70,500
Jardine Matheson                   6,500         16,770
                                           ------------
                                                 87,270
                                           ------------
Spain -- 0.7%
-------------------------------------------------------
Banco Santander SA                 1,392         27,621
Banco Bilboa Vizcaya               1,810         28,337
Telefonica SA                        890         39,515
Telefonica SARights                  890            789
                                           ------------
                                                 96,262
                                           ------------
Sweden- 0.7%
-------------------------------------------------------
Electrolux                         2,500         42,924
Getinge Industrier                 2,514         37,750
Skandinaviska Enskilda
  Banken                           1,830         19,258
                                           ------------
                                                 99,932
                                           ------------
Switzerland -- 2.0%
-------------------------------------------------------
Forbo Holdings                        87         37,999
Nestle SA                             16         34,826
Novartis AG                           36         70,758
Saurer AG                             46         27,459
Schweizerische Ruckversicherungs
  Gesellschaft AG                     54         31,841
Schweizerische Industrie
  Gesellschaft Holdings AG            17         44,316
Sulzer AG                             52         31,646
                                           ------------
                                                278,845
                                           ------------
Total Common Stocks                           2,798,110
                                           ------------

SHORT-TERM OBLIGATIONS--0.5%
-------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                           66,485
                                           ------------
Total International Equity
  (Identified Cost $2,808,327)                2,864,595
                                           ------------


                                   Principal
Issuer                              Amount       Value
-------------------------------------------------------
DOMESTIC FIXED INCOME--5.5%
-------------------------------------------------------
FIXED INCOME--5.4%
-------------------------------------------------------
Corporate Bonds -- 1.5%
-------------------------------------------------------
Allstate Corp.
  6.75% due 5/15/18              $ 5,000   $      5,197
Associates Corp.
  North America
  6.25% due 11/01/08              10,000         10,355
Atlantic City Electric Co.
  7.01% due 8/23/02               10,000         10,501
BB & T Corp.
  6.375% due 6/30/05              10,000         10,211
Century Telephone
  Enterprises Inc.
  6.30% due 1/15/08                5,000          5,140
Commonwealth Edison
  Electric Co.
  7.00% due 7/01/05               11,000         11,719
Conseco Inc.
  6.40% due 6/15/01                5,000          4,817
Dayton Hudson Corp.
  5.95% due 6/15/00                5,000          5,040
Ericsson
  Telecommunications Inc.
  6.75% due 2/12/02                5,000          5,230
Equitable Life Assurance
  6.95% due 12/01/05               5,000          5,301
Ford Motor Co.
  6.50% due 8/01/18               10,000         10,245
GTE Corp.
  6.36% due 4/15/06                5,000          5,231
Hartford Financial
  Services Group Inc.
  6.375% due 11/01/08              5,000          5,137
Household Finance Corp.
  6.50% due 11/15/08               5,000          5,203
Jackson National Life
  Insurance Co.
  8.15% due 3/15/27               10,000         11,484
Lucent Technologies Inc.
  5.50% due 11/15/08               5,000          5,054
MCI Communications
  Corp.
  6.125% due 4/15/12              10,000         10,152
Mattel Inc.
  6.00% due 7/15/03                5,000          5,049

CitiSelect VIP Folio 400
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998


                                 Principal
Issuer                            Amount         Value
-------------------------------------------------------
Mellon Financial Co.
  5.75% due 11/15/03             $ 5,000   $      5,035
National Rural Utilities
  6.20% due 11/01/08               5,000          5,195
Nationsbank Corp.
  6.375% due 5/15/05              10,000         10,395
Norfolk Southern Corp.
  6.95% due 5/01/02                5,000          5,196
Occidental Petroleum
  Corp.
  6.40% due 4/01/03                5,000          4,921
Ontario Province Canada
  5.50% due 10/01/08               5,000          5,019
Philadelphia Electric Co.
  7.125% due 9/01/02               5,000          5,242
  6.625% due 3/01/03               5,000          5,177
Raytheon Co.
  6.30% due 3/15/05               10,000         10,250
Suntrust Banks Inc.
  6.00% due 1/15/28                5,000          5,110
TCI Communications Inc.
  6.875% due 2/15/06               5,000          5,335
USA Waste Services Inc.
  6.50% due 12/15/02               5,000          5,081
Walt Disney Co.
  5.125% due 12/15/03              5,000          4,972
                                           ------------
                                                207,994
                                           ------------
Mortgage Backed -- 0.7%
-------------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.25% due 6/15/24               10,000         10,069
  6.00% due 12/01/99TBA           10,000          9,853
  6.50% due 12/01/99TBA           20,000         20,131
  6.00% due 5/15/08               25,000         26,391
  7.349% due 8/17/21              10,000         10,922
JP Morgan Commercial
  Mortgage Finance Group
  6.373% due 1/15/30               4,606          4,688
Sears Credit Account
  Master Trust II
  5.25% due 10/16/08             $10,000          9,797
Structured Asset
  Securities Corp.
  6.79% due 10/15/34               9,737         10,153
                                           ------------
                                                102,004
                                           ------------
 .S. Treasury Obligations -- 3.1%
-------------------------------------------------------
United States Treasury
  Bonds
  3.625% due 4/15/28              10,082          9,780
                                           ------------
United States Treasury Notes
  6.375% due 5/15/99              20,000         20,125
  5.875% due 11/15/99             72,000         72,742
  5.625% due 4/30/00              10,000         10,120
  6.25% due 1/31/02              100,000        104,437
  6.50% due 5/31/02              160,000        168,925
  5.50% due 3/31/03               40,000         41,212
                                           ------------
                                                417,561
                                           ------------
Total U.S. Treasury
  Obligations                                   427,341
                                           ------------
Yankee Bonds -- 0.1%
-------------------------------------------------------
Manitoba Province
  Canada
  5.50% due 10/01/08               5,000          5,056
Ontario Province Canada
  5.38% due 10/29/08               5,000          4,990
Republic of Ireland
  6.875% due 3/10/03               5,000          5,287
                                           ------------
                                                 15,333
                                           ------------
Total Fixed Income                              752,672
                                           ------------
SHORT-TERM OBLIGATIONS--0.1%
-------------------------------------------------------
Federal Home Loan
  Bank Consumer
  Discount Note
  4.50% due 1/04/99(+)                            3,902
                                           ------------
Total Domestic Fixed Income
  (Identified Cost $739,473)                    756,574
                                           ------------

CitiSelect VIP Folio 400
PORTFOLIO OF INVESTMENTS (Continued)      December 31, 1998
                                   Principal
Issuer                 Company       Amount         Value
-----------------------------------------------------------
INTERNATIONAL  BOND--32.2%
-----------------------------------------------------------
FIXED INCOME--21.2%
-----------------------------------------------------------
Australia -- 1.6%
Commonwealth of
  Australia
  8.75% due 8/15/08      AUD          80,000   $     62,862
  7.50% due 9/15/09      AUD         215,000        156,973
                                               ------------
                                                    219,835
                                               ------------
Canada -- 0.9%
-----------------------------------------------------------
Commonwealth of Canada
  5.250% due 9/01/03     CAD          60,000         40,071
  9.00% due 12/01/04     CAD          50,000         39,636
  8.00% due 6/01/23      CAD          54,000         48,771
                                               ------------
                                                    128,478
                                               ------------
Denmark -- 0.5%
-----------------------------------------------------------
Kingdom of Denmark
  8.00% due 5/15/03      DKK         300,000         54,685
  7.00% due 11/15/07     DKK         100,000         18,866
                                               ------------
                                                     73,551
                                               ------------
France -- 0.2%
-----------------------------------------------------------
Republic of France
  3.00% due 7/25/09      FRF         139,878         24,868
                                               ------------
Germany -- 1.9%
-----------------------------------------------------------
Republic of Germany
  7.375% due 7/04/27     DEM          25,000         18,818
  5.625% due 1/04/28     DEM         360,000        243,442
                                               ------------
                                                    262,260
                                               ------------
Great Britain -- 4.2%
-----------------------------------------------------------
United Kingdom Gilt
  8.00% due 6/10/03      GBP         150,000        284,349
  8.50% due 12/07/05     GBP          48,000         98,951
  7.25% due 12/07/07     GBP         100,000        199,784
                                               ------------
                                                    583,084
                                               ------------
Greece -- 1.3%
-----------------------------------------------------------
Hellenic Republic
  12.80% due 6/17/03     GRD       1,500,000          5,461
  11.00% due 10/23/03    GRD       5,000,000         18,276
  8.80% due 6/19/07      GRD      37,200,000        148,236
                                               ------------
                                                    171,973
                                               ------------
Italy -- 1.2%
-----------------------------------------------------------
Republic of Italy
  6.00% due 1/01/00      ITL      20,000,000         12,422
  6.75% due 7/01/07      ITL     100,000,000         71,971
  5.00% due 5/01/08      ITL      20,000,000         13,058
  7.25% due 11/01/26     ITL      90,000,000         73,994
                                               ------------
                                                    171,445
                                               ------------
New Zealand -- 2.2%
-----------------------------------------------------------
International Bank Reconciliation
  and Development
  7.00% due 9/18/00      NZD         150,000         80,411
  7.25% due 4/09/01      NZD         188,000        101,647
  7.25% due 5/27/03      NZD          70,000         38,538
Canada Government
  6.63% due 10/03/07     NZD          20,000         10,695
New Zealand Government
  7.00% due 7/15/09      NZD         100,000         59,089
                                               ------------
                                                    290,380
                                               ------------
Spain -- 2.5%
-----------------------------------------------------------
Kingdom of Spain
  6.00% due 1/31/08      ESP      42,850,000        347,527
                                               ------------
United States -- 4.7%
-----------------------------------------------------------
Federal National
  Mortgage Association
  6.50% due 12/01/99
  TBA                    GBP          40,000         70,665
  7.25% due 6/20/02      NZD         160,000         87,446
Government National
  Mortgage Association
  6.88% due 4/20/27        $          55,763         56,484
Merrill Lynch & Co Inc.
  5.30 due 11/01/01        $         100,000         99,232
SLM Student Loan Trust
  1.00% due 10/25/04       $           5,084          5,049
  1.00% due 4/25/06        $          32,736         32,332
  5.23% due 4/25/07        $          94,729         93,684
United States Treasury
  Notes
  3.625% due 7/15/02       $         204,786        203,250
                                               ------------
                                                    648,142
                                               ------------
Total Fixed Income                                2,921,543
                                               ------------

CitiSelect VIP Folio 400
PORTFOLIO OF INVESTMENTS (Continued)   December 31, 1998


                                    Principal
Issuer                 Company       Amount         Value
-----------------------------------------------------------
SHORT-TERM OBLIGATIONS--11.0%
-----------------------------------------------------------
Dupont E. I. de Nemours
  & Co.
  5.25% due 2/05/99               $  100,000   $     99,490
Dutch Government
  5.59% due 1/15/99      DKK         275,000        146,550
Federal Home Loan
  Bank Consumer
  Discount Note
  4.50 % due 1/04/99 (+)          $   73,729         73,702
Federal Home Loan
  Bank Consumer
  Discount Note
  5.13% due 1/20/99               $  300,000        299,188
Ford Motor Credit
  Discount Notes
  5.51% due 1/22/99               $  100,000         99,678
French Discount
  Treasury Bill
  3.35% due 2/04/99      FRF       1,850,000        329,845
General Electric Capital
  Corp. Discount Notes
  5.51% due 1/26/99               $  100,000         99,617
General Motors
  Acceptance Corp.
  5.51% due 1/25/99               $  100,000         99,633
Kingdom of Norway
  4.40% due 3/17/99      NOK       2,000,000        261,373
                                               ------------
                                                  1,509,076
                                               ------------
Total International Bond
  (Identified Cost $4,396,991)                    4,430,619
                                               ------------

SHORT-TERM OBLIGATIONS--11.0%
-----------------------------------------------------------
SHORT-TERM--3.5%
-----------------------------------------------------------
SHORT-TERM OBLIGATIONS--3.5%
-----------------------------------------------------------
Federal Home Loan
  Bank Consumer
  Discount Note
  4.50% due 1/04/99(+)                         $    484,707
                                               ------------
Total Short-Term
  (Identified Cost $484,707)                   $    484,707
                                               ------------
Total Investments
   (Identified Cost $14,932,611)     111.2%      15,291,985
Other Assets,
   Less Liabilities                  (11.2)      (1,541,353)
                                     -----     ------------
Net Assets                           100.0%    $ 13,750,632
                                     =====     ============

* Non income producing
(+)  The Portfolio owns in aggregate Federal Home Loan Bank
     Consumer  Discount Notes 4.50%,  due 1/04/99 valued at
     $886,668,  (portions of which are separately listed by
     each Asset class.)
(++) The   Portfolio   owns  in  aggregate  350  shares  of
     International Business Machines valued at $64,662, and
     938 shares of  Executive  Risk Inc.  valued at $51,531
     (portions of which are separately listed by each asset class.)

See notes to financial statements

Foreign Currency Legend

-----------------------------------------------------------
Symbol                 Country
-----------------------------------------------------------
AUD                    Australia
CAD                    Canada
DKK                    Denmark
FRF                    France
DEM                    Germany
GBP                    Great Britain
GRD                    Greece
ITL                    Italy
ESP                    Spain
NZD                    New Zealand
NOK                    Norway

CitiSelect VIP Folio 400

Forward currency contracts which were open at December 31, 1998 are as follows:

                                                                                   Unrealized
                                           Market    Aggregate  Delivery Date    Appreciation
Currency               Country             Value     Face Value  of Contracts   (Depreciation)
----------------------------------------------------------------------------------------------
Deutsche Mark (Buy) ...      Germany      $223,634   $225,727     February-99     $ (2,093)
Dollar (Buy) ..........     Australia       28,192     29,116     January-99          (924)
Dollar (Sell) .........      Canada        140,664    140,204     January-99          (460)
Dollar (Buy) ..........      Canada        263,679    261,528     February-99        2,151
Dollar (Sell) .........    New Zealand     268,956    265,720     January-99        (3,236)
Dollar (Sell) .........    New Zealand      53,717     53,791      March-99             74
Drachma (Sell) ........      Greece         24,450     24,437     February-99          (13)
Escudo (Buy) ..........     Portugal        17,849     17,843     January-99             6
Franc (Buy) ...........      Belgium       108,346    110,088     January-99        (1,742)
Franc (Sell) ..........      France         17,193     17,301     January-99           108
Franc (Sell) ..........    Switzerland      33,558     34,639     January-99         1,081
Franc (Buy) ...........    Switzerland     149,236    152,694     February-99       (3,458)
Franc (Sell) ..........    Switzerland      95,102     98,262     February-99        3,160
Guilder (Sell) ........    Netherlands      27,712     27,627     January-99           (85)
Hong Kong Dollar (Sell)       Japan         57,859     55,638     February-99       (2,221)
Hong Kong Dollar (Buy)        Japan         57,859     57,286     February-99          573
Hong Kong Dollar (Sell)       Japan         48,654     48,147      April-99           (507)
Krona (Buy) ...........      Sweden        184,300    190,219     January-99        (5,919)
Krone (Sell) ..........      Denmark        15,723     15,439     January-99          (284)
Krone (Buy) ...........      Norway        146,228    148,926     January-99        (2,698)
Krone (Sell) ..........      Norway        257,473    262,543     January-99         5,070
Lira (Buy) ............       Italy        319,364    320,550     January-99        (1,186)
Lira (Buy) ............       Italy         11,180     11,225     February-99          (45)
Markka (Buy) ..........      Finland        25,528     25,127     January-99           401
Peseta (Sell) .........       Spain        231,352    233,749     February-99        2,397
Pound (Buy) ...........   Great Britain    151,088    153,335     January-99        (2,247)
Pound (Buy) ...........      Ireland        13,395     13,259     January-99           136
Schilling (Buy) .......      Austria        39,709     38,789     January-99           920
Yen (Buy) .............       Japan        913,543    889,917     February-99       23,626
Yen (Sell) ............       Japan        211,976    200,958     February-99       11,018)
                                                                                  --------
                                                                                  $  1,567
                                                                                  ========

CitiSelect VIP Folio 500
PORTFOLIO OF INVESTMENTS              December 31, 1998


Issuer                              Shares       Value
-------------------------------------------------------
LARGE  CAP GROWTH--10.9%
-------------------------------------------------------
COMMON STOCKS -10.6%
-------------------------------------------------------
Commercial Services -- 0.3%
-------------------------------------------------------
Cintas Corp.                         160   $     11,270
Interpublic Group
  Companies Inc.                     100          7,975
                                           ------------
                                                 19,245
                                           ------------
Consumer Non-Durables -- 0.7%
-------------------------------------------------------
Clorox Co.                           105         12,265
Coca Cola Co.                        150         10,031
Procter & Gamble Co.                 200         18,262
                                           ------------
                                                 40,558
                                           ------------
Consumer Services -- 0.1%

-------------------------------------------------------
Carnival Corp.                       125          6,000
                                           ------------
Finance -- 1.2%
-------------------------------------------------------
American International
  Group Inc.                          70          6,764
Bank of New York Inc.                160          6,440
Federal Home Loan
  Mortgage Corp.                      95          6,122
Federal National
  Mortgage Association               230         17,020
Fifth Third Bancorp                   85          6,062
Finova Group Inc.                    120          6,473
Firstar Corp.                         80          7,460
Zions Bancorp                        195         12,163
                                           ------------
                                                 68,504
                                           ------------
Healthcare -- 2.5%
-------------------------------------------------------
Cardinal Health Inc.                 175         13,278
Elan PLC*                             95          6,608
Eli Lilly & Co.                      233         20,708
Health Management
  Association*                       305          6,596
Johnson & Johnson                    150         12,581
Medtronic Inc.                       240         17,820
Merck & Co.                          120         17,722
Pfizer Inc.                          160         20,070
Schering Plough Corp.                355         19,614
Warner Lambert Co.                    80          6,015
                                           ------------
                                                141,012
                                           ------------
Process Industries -- 0.1%
-------------------------------------------------------
Ecolab Inc.                          175          6,333
                                           ------------
Producer Manufacturer -- 0.9%
-------------------------------------------------------
Danaher Corp.                        175          9,505
General Electric Co.                 395         40,315
                                           ------------
                                                 49,820
                                           ------------
Retail -- 1.3%
-------------------------------------------------------
Bed Bath & Beyond Inc.*              380         12,967
Costco Companies Inc.*                90          6,497
Home Depot                           235         14,379
Staples Inc.*                        155          6,771
Wal Mart Stores Inc.                 285         23,210
Walgreen Co.                         155          9,077
                                           ------------
                                                 72,901
                                           ------------
Technology -- 3.1%
-------------------------------------------------------
Automatic Data
  Processing Inc.*                    75          6,014
Ceridian Corp.*                       90          6,283
Cisco Systems Inc.*                  194         18,006
Compaq Computer Corp.                250         10,484
Compuware Corp.*                     100          7,813
Dell Computer Corp.*                 120          8,783
EMC Corp.*                           170         14,450
Intel Corp.                          212         25,135
International Business
  Machines (++)                       60         11,085
Microsoft Corp.*                     270         37,446
Paychex Inc.                         150          7,716
Solectron Corp. *                     95          8,829
Sun Guard Data Systems*              330         13,096
                                           ------------
                                                175,140
                                           ------------
Utilities -- 0.4%
-------------------------------------------------------
Ameritech Corp.                      205         12,991
SBC Communciations Inc.              220         11,798
                                           ------------
                                                 24,789
                                           ------------
Total Common Stocks                             604,302
                                           ------------

SHORT-TERM OBLIGATIONS--0.3%
-------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Notes
  4.50% due 1/04/99(+)                           18,040
                                           ------------
Total Large Cap Growth
  (Identified Cost $478,435)                    622,342
                                           ------------

CitiSelect VIP Folio 500
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998


Issuer                              Shares       Value
-------------------------------------------------------
LARGE  CAP  VALUE--9.8%
-------------------------------------------------------
COMMON STOCKS -- 9.5%
-------------------------------------------------------
Basic Industries -- 0.6%
-------------------------------------------------------
Air Products & Chemicals
  Inc.                               100   $      4,000
FMC Corp.*                           100          5,600
IMC Global Inc.                      200          4,275
Inland Steel Industries Inc.         200          3,375
Lubrizol Corp.                       100          2,569
Morton International Inc.100       2,450
Rohm & Haas Co.                      200          6,025
W. R. Grace & Co.*                   300          4,706
Westvaco Corp.                       100          2,681
                                           ------------
                                                 35,681
                                           ------------
Capital Goods -- 0.6%
-------------------------------------------------------
Aeroquip Vickers Inc.                200          5,988
Case Corp.                           400          8,725
Cummins Engine Inc.                  200          7,100
Harnischfeger Industries Inc.        300          3,056
Kennametal Inc.                      100          2,125
Parker Hannifin Corp.                200          6,550
Tecumseh Products Co.                100          4,662
                                           ------------
                                                 38,206
                                           ------------
Consumer Basics -- 1.4%
-------------------------------------------------------
Beckman Coulter Inc.                 100          5,425
Columbia/HCA Healthcare
  Corp.                              200          4,950
Foundation Health
  Systems*                           390          4,656
Healthsouth Corp.*                   700         10,806
IBP Inc.                             200          5,825
Mallinckrodt Inc.                    100          3,081
Philip Morris Companies Inc.         200         10,700
RJR Nabisco Holdings Corp.           300          8,906
Tenet Healthcare Corp.*              300          7,875
United Healthcare Corp.              200          8,612
Universal Foods Corp.                300          8,231
                                           ------------
                                                 79,067
                                           ------------
Consumer Durable Goods -- 1.0%
-------------------------------------------------------
Dana Corp.                           200          8,175
Ford Motor Co.                       300         17,606
General Motors Corp.                 300         21,469
Goodyear Tire and Rubber             200         10,087
                                           ------------
                                                 57,337
                                           ------------
Consumer Non-Durables -- 0.8%
-------------------------------------------------------
Dillards Inc.                        200          5,675
Liz Claiborne Inc.                   300          9,469
Sears Roebuck & Co.                  200          8,500
Springs Industries Inc.              100          4,144
Toys "R" Us Inc.*                    400          6,750
V. F. Corp.                          200          9,375
                                           ------------
                                                 43,913
                                           ------------
Consumer Services -- 0.2%
-------------------------------------------------------
AMR Corp. *                          100          5,937
Delta Airlines Inc.                  100          5,200
                                           ------------
                                                 11,137
                                           ------------
Energy -- 0.3%
-------------------------------------------------------
Nabors Industries Inc.*              300          4,069
Phillips Petroleum Co. 100         4,262
Ultra Mar Diamond
  Shamrock                           300          7,275
                                           ------------
                                                15,606
                                           ------------
Finance -- 2.7%
-------------------------------------------------------
Allstate Corp.                       300         11,588
American General Corp.               100          7,800
Banc One Corp.                       200         10,212
BankAmerica Corp.                    200         12,025
BankBoston Corp.                     100          3,894
Chase Manhattan Corp.                300         20,419
Cigna Corp.                          200         15,462
Everest Reinsurance
  Holdings                           200          7,787
First Union Corp.                    220         13,379
Hartford Financial Services
  Group                              200         10,975
Old Republic International
  Corp.                              250          5,625
PNC Bank Corp.                       200         10,825
Reliastar Financial Corp.            200          9,225
Republic New York Corp.              100          4,556
Transatlantic Holdings Inc.           50          3,778
Washington Mutual Inc.               200          7,638
                                           ------------
                                                155,188
                                           ------------
General Business -- 0.1%
-------------------------------------------------------
Olsten Corp.                         400          2,950
Standard Register                    100          3,094
                                           ------------
                                                  6,044
                                           ------------

CitiSelect VIP Folio 500
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998


Issuer                              Shares       Value
-------------------------------------------------------
Shelter -- 0.2%
-------------------------------------------------------
Owens Corning                        300   $     10,631
                                           ------------

Technology -- 1.0%
-------------------------------------------------------
Arrow Electronics Inc.*              200          5,337
Avnet Inc.                           100          6,050
First Data Corp.*                    400         12,675
International Business
  Machines (++)                      100         18,475
TRW Inc.                             100          5,619
Tektronix Inc.                       250          7,516
                                           ------------
                                                 55,672
                                           ------------
Utilities -- 0.6%
-------------------------------------------------------
Bell Atlantic Corp.                  200         10,600
Cinergy Corp.                        100          3,438
DTE Energy Co.                       100          4,288
Duke Power Co.                       104          6,663
Entergy Corp.                        100          3,113
GPU Inc.                             100          4,419
Southern Co.                         100          2,906
                                           ------------
                                                 35,427
                                           ------------
Total Common Stocks                             543,909
                                           ------------
SHORT-TERM OBLIGATIONS--0.3%
-------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                           17,086
                                           ------------
Total Large Cap Value
  (Identified Cost $564,188)                    560,995
                                           ------------

SMALL CAP  GROWTH -- 18.2%
-------------------------------------------------------
COMMON STOCKS -- 16.6%
-------------------------------------------------------
Commercial Services -- 3.2%
-------------------------------------------------------
AHL Services Inc.*                   370         11,563
Abacus Direct Corp.*                 338         15,379
Catalina Marketing Corp.*            208         14,222
Central Packing Corp.                137          4,444
Ha Lo Industries Inc. *              319         12,002
Lamar Advertising Co.*               564         21,009
Level One Communications
  Inc.*                              368         13,064
Metzler Group Inc.*                  410         19,962
NFO Worldwide Inc.*                  435          5,003
Probusiness Services Inc.*           517         23,524
Profit Recovery Group
  International Inc.*                553         20,703
Romac International Inc.*            426          9,478
Wilmar Industries Inc.*              485          9,852
                                           ------------
                                                180,205
                                           ------------
Consumer Non-Durable -- 0.4%
-------------------------------------------------------
Beringer Wine Estates
  Holdings*                          233         10,412
Horizon Organic Holding
  Corp.*                             313          4,852
Natrol Inc.*                         366          4,026
Wiley John & Sons                     60          2,899
                                           ------------
                                                 22,189
                                           ------------
Consumer Services -- 1.5%
-------------------------------------------------------
Devry Inc.*                          458         14,026
Heftel Broadcasting Corp.*           422         20,784
Metro Networks Inc.*                 345         14,706
Premier Parks Inc.*                  379         11,465
SFX Entertainment Inc.*              275         15,091
Sylvan Learning Systems
  Inc.*                              334         10,187
                                           ------------
                                                 86,259
                                           ------------
-------------------------------------------------------
Electronics/Technical Services -- 2.2%
-------------------------------------------------------
American Tower Corp.*                382         11,293
C Cube Microsystems Inc.*            378         10,253
Electronics for Imaging Inc.*        292         11,735
Jabil Circuit Inc.*                  113          8,433
Microchip Technology Inc.*           124          4,588
Micron Electronics Inc.*             622         10,768
Network Appliance Inc.*              386         17,370
Novellus Systems Inc.                195          9,652
Sipex Corp.*                         683         23,990
Tekelectronic Inc.*                  600          9,938
Western Wireless Corp.*              237          5,214
                                           ------------
                                                123,234
                                           ------------
Energy/Mineral -- 0.2%
-------------------------------------------------------
Petroleum Geo-Services*              719         11,324
                                           ------------

CitiSelect VIP Folio 500
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998


Issuer                              Shares       Value
-------------------------------------------------------
Finance -- 1.1%
-------------------------------------------------------
Centura Banks Inc.                   169   $     12,569
Cullen Frost Bankers Inc.            285         15,639
Enhance Financial Services
  Group Inc.                         256          7,680
Executive Risk Inc.(++)              266         14,613
Peoples Heritage Financial
  Group                              765         15,300
                                           ------------
                                                 65,801
                                           ------------
Health Services/Technology -- 2.1%
-------------------------------------------------------
Agouron Pharmaceuticals
  Inc.*                               67          3,936
Andrx Corp.*                         175          8,969
Barr Labs Inc.*                      285         13,680
MedImmune Inc.*                       65          6,463
PSS World Medical Inc.*              219          5,037
Parexel International Corp.*         477         11,925
Professional Detailing Inc.*         440         12,430
Roberts Pharmaceutical
  Corp.*                             638         13,877
Steris Corp.*                        450         12,797
Total Renal Care Holdings
  Inc.*                              829         24,507
Viropharma Inc.*                     490          4,563
                                           ------------
                                                118,184
                                           ------------
Industrial Services -- 0.5%
-------------------------------------------------------
Rental Service Corp.*                735         11,530
Service Experts Inc.*                402         11,759
Waste Connections Inc.*              293          5,384
                                           ------------
                                                 28,673
                                           ------------
Process Industries -- 0.4%
-------------------------------------------------------
Aptargroup Inc.                      345          9,682
OM Group Inc.                        412         15,038
                                           ------------
                                                 24,720
                                           ------------
Producer Manufacturing -- 0.3%
-------------------------------------------------------
Tower Automotive Inc.*               811         20,224
                                           ------------
Retail -- 0.9%
-------------------------------------------------------
CDW Computer Centers
  Inc.*                              109         10,457
Linens N Things Inc.*                227          8,995
Men's Wearhouse Inc.*                356         11,303
Tiffany & Co.                        176          9,130
Whole Foods Market Inc.*             298         14,416
                                           ------------
                                                 54,301
                                           ------------
Technology Services -- 3.0%
-------------------------------------------------------
Aspect Development Inc.*             266         11,787
Bisys Group Inc.*                    139          7,176
Data General Corp.*                  386          6,345
Engineering Animation Inc.*          162          8,748
ICG Communications Inc.*             448          9,632
Legato Inc.*                         238         15,693
Lernout & Hauspie Speech
  Products*                          284          9,265
Lycos Inc.*                          310         17,224
Macromedia Inc.*                     339         11,420
Mercury Interactive Corp.*            93          5,882
NTL Inc.*                            183         10,328
RSL Communications Ltd.*             249          7,346
Rational Software Corp.*             469         12,428
Sapient Corp.*                       106          5,936
Skytel Communications
  Inc.*                              408          9,027
Transaction Systems
  Architects Inc.**                  120          6,000
Whittman Hart Inc.*                  607         16,768
                                           ------------
                                                171,005
                                           ------------
Transportation -- 0.8%
-------------------------------------------------------
Eagle U.S.A. Airfreight Inc.*        709         17,371
Hub Group Inc.*                      257          4,979
Skywest Inc.                         181          5,916
United Road Services Inc.*           810         14,884
                                           ------------
                                                 43,150
                                           ------------
Total Common Stocks                             949,269
                                           ------------
SHORT-TERM OBLIGATIONS--1.6%
-------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                           89,011
                                           ------------
Total Small Cap Growth
  (Identified Cost $912,312)                  1,038,280
                                           ------------

CitiSelect VIP Folio 500
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998


Issuer                              Shares       Value
-------------------------------------------------------
SMALL  CAP  VALUE--15.4%
-------------------------------------------------------
COMMON STOCKS -- 15.0%
-------------------------------------------------------
Commercial Services -- 0.9%
-------------------------------------------------------
Corrections Corp. of
  America*                           200   $      3,525
Nash Finch Co.                       300          4,275
Reynolds & Reynolds Co.              600         13,763
Rush Enterprises Inc.*               500          5,500
Unisource Worldwide Inc.           1,400         10,150
United Industrial Corp.            1,700         16,681
                                           ------------
                                                 53,894
                                           ------------
Consumer Durable Goods -- 1.2%
-------------------------------------------------------
Cannondale Corp.*                  1,200         10,800
Coachmen Industries Inc.             600         15,750
D.R. Horton Inc.                     400          9,200
EKCO Group Inc.*                   1,200          4,500
Engle Homes Inc.                     300          4,594
Flexsteel Industries Inc.            700          9,012
TBC Corp.*                         1,700         12,113
                                           ------------
                                                 65,969
                                           ------------
Consumer Non-Durables --2.1%
-------------------------------------------------------
Dimon Inc.                         1,500         11,156
Schweitzer-Mauduit
International Inc.                   800         12,350
Sola International Inc.*             700         12,075
Standard Commercial
Corp.*                             2,723         23,316
Timberland Co.                       400         18,225
Tropical Sportwear
International Corp.*                 700         25,113
Wolverine World Wide
Inc.                               1,200         15,900
                                           ------------
                                                118,135
                                           ------------
Consumer Services --0.2%
-------------------------------------------------------
Aztar Corp.*                       2,000         10,125
                                           ------------
Electronic Technology--1.3%
-------------------------------------------------------
Alliant Techsystems Inc.*            100          8,244
Astro-Med Inc.                       200          1,087
ESCO Electronics Corp.*              900          8,156
FLIR Systems Inc.*                   700         16,275
Komag Inc.*                        1,500         15,563
Ladish Co. Inc.*                   1,300         10,887
Read-Rite Corp.*                     300          4,434
Spacehab Inc.*                     1,100         11,550
                                           ------------
                                                 76,196
                                           ------------
Energy Minerals --0.3%
-------------------------------------------------------
Nuevo Energy Co.*                  1,100         12,650
Santa Fe International
  Corp.                              400          5,850
                                           ------------
                                                 18,500
                                           ------------
Finance --1.4%
-------------------------------------------------------
Acceptance Insurance
  Co*                                500         10,125
Centris Group Inc.                   900          8,775
Executive Risk Inc.(++)              200         10,987
MMI Companies Inc.                   800         13,400
PBOC Holdings *                      400          4,100
PMI Group Inc.                       100          4,938
Penn-America Group Inc.              900          8,156
Presidential Life Corp.              500          9,938
Professional Groups Inc.*            110          3,410
Seibels Bruce Group Inc.*          1,400          4,725
Symons International
Group Inc.*                          500          3,625
                                           ------------
                                                 82,179
                                           ------------
Health Technology --0.5%
-------------------------------------------------------
DepoTech Corp.*                    1,400          3,237
OrthoLogic Corp.*                  1,900          6,353
West Co., Inc.                       500         17,844
                                           ------------
                                                 27,434
                                           ------------

CitiSelect VIP Folio 500
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998

Issuer                              Shares       Value
-------------------------------------------------------
Industrial Services --0.8%
-------------------------------------------------------
Atwood Oceanics Inc.*                500   $      8,500
ENSCO International Inc.             700          7,481
Perini Corp.*                        900          4,612
R & B Falcon Corp.                 1,700         12,963
Rowan Companies Inc.*                900          9,000
                                           ------------
                                                 42,556
                                           ------------
Non-Energy Minerals--0.6%
-------------------------------------------------------
Carpenter Technology
  Corp.                              200          6,787
LTV Corp.                          3,100         18,019
Lone Star Technologies
  Inc.*                            1,000         10,125
                                           ------------
                                                 34,931
                                           ------------
Process Industries --0.3%
-------------------------------------------------------
RPM Inc.                             500          8,000
Tuscarora Inc.                       700          9,363
                                           ------------
                                                 17,363
                                           ------------
Producer Manufacturing --3.2%
-------------------------------------------------------
Atchison Casting Corp.*            1,000          9,250
Baldor Electric Co.                  400          8,100
Commercial Intertech Corp.           700          9,056
Commonwealth Industries
  Inc.                               900          8,438
Easco Inc.                         1,000          7,750
Flowserve Corp.                      500          8,281
Global Industrial
  Technologies Inc.*               1,900         20,306
Holophane Corp.*                     400         10,275
JLG Industries Inc.                1,600         25,000
Keystone Consolidated
  Industries Inc.*                 1,100          8,937
Morgan Products Ltd.*                800          2,800
Myers Industries Inc.                600         17,213
Patrick Industries Inc.              600          9,225
Superior Industries
  International Inc.                 500         13,906
Timken Co.                           600         11,325
Watts Industries Inc.*               600          9,975
                                           ------------
                                                179,837
                                           ------------
Retail Trade --0.6%
-------------------------------------------------------
Duckwall-ALCO Stores Inc.*           700          9,275
Haverty Furniture
  Companies Inc.                     200          4,200
Schultz Sav-O Stores Inc.            700         11,550
Syms Corp.*                        1,200         10,800
                                           ------------
                                                 35,825
                                           ------------
Technology Services --0.4%
-------------------------------------------------------
Brightpoint Inc.*                    700          9,625
Interlink Computer
  Sciences Inc.*                     400          1,450
Ultrak Inc.                        1,600         11,800
                                           ------------
                                                 22,875
                                           ------------
Transportation  -- 1.2%
-------------------------------------------------------
Alaska Air Group Inc.*               100          4,425
Conrad Industries Inc.*              300          1,172
Eagle USA Airfreight Inc.*           300          7,350
Fritz Companies Inc.*              2,300         24,869
Kenan Transport Co.                  400         12,800
Motor Cargo Industries Inc.*         800          6,400
Tidewater Inc.                       400          9,275
                                           ------------
                                                 66,291
                                           ------------
Total Common Stocks                             852,110
                                           ------------
SHORT-TERM OBLIGATIONS--0.4%
-------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                           24,699
                                           ------------
Total Small Cap Value
  (Identified Cost $1,030,549)                  876,809
                                           ------------

INTERNATIONAL  EQUITY--31.6%
-------------------------------------------------------
COMMON STOCKS -- 31.2%
-------------------------------------------------------
Austria -- 0.2%
-------------------------------------------------------
Boehler-Uddeholm                     195          9,076
                                           ------------
Australia -- 1.6%
-------------------------------------------------------
Australia & New Zealand
  Banking Group                    5,570         36,453
Pioneer International
  Ltd.                            13,150         27,800
Quantas Airways                   13,300         27,139
                                           ------------
                                                 91,392
                                           ------------

CitiSelect VIP Folio 500
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998

Issuer                              Shares       Value
-------------------------------------------------------
Canada- 1.3%
-------------------------------------------------------
Canadian Hunter
  Exploration Ltd.                   342   $      2,237
Canadian Imperial Bank               850         21,132
Imasco, Ltd.                       1,570         33,588
Nexfor Inc.                          597          2,363
Noranda, Inc.                      1,370         13,669
                                           ------------
                                                 72,989
                                           ------------
Finland -- 0.5%
-------------------------------------------------------
UPM Kymmene Oy                     1,065         29,659
                                           ------------
France -- 3.1%
-------------------------------------------------------
BIC                                  321         17,798
Banque National De Paris             375         30,867
Elf Aquitaine                        220         25,419
Lafarge Coppee                       322         30,582
Pernod Ricard                        416         27,009
Societe Generale                     157         25,413
Total SA                             200         20,247
                                           ------------
                                                177,335
                                           ------------
Germany -- 2.4%
-------------------------------------------------------
Bayer AG                             505         21,074
Buderus AG                            45         16,390
Commerzbank AG                       805         25,455
Draegerwerk AG                       822         13,317
Dyckerhoff AG                         60         16,633
Veba AG                              490         29,313
Vossloh AG                           585         17,200
                                           ------------
                                                139,382
                                           ------------
Great Britain -- 7.3%
-------------------------------------------------------
Allied Domecq                      2,770         25,611
Allied Zurich                      1,655         24,870
BAT Industries                     1,605         14,133
BOC Group                            965         13,836
BTR PLC                            8,197         16,819
CGU                                1,790         28,222
Coats Viyella                     13,810          6,195
Cookson Group                      9,390         20,437
Elementis                         14,337         19,532
Hanson                             4,987         39,687
Hillsdown Holdings                 9,992         12,450
Lex Service                        2,320         14,840
Lloyds TSB Group                   2,500         35,596
Medeva                             5,880         10,453
National Westminster               1,155         22,355
Powergen                           1,600         21,000
Safeway                            3,170         15,905
TI Group                           3,980         21,408
Tomkins                            7,590         36,065
Williams                           2,985         17,060
                                           ------------
                                                416,474
                                           ------------
Hong Kong -- 1.1%
-------------------------------------------------------
Hang Lung Development
  Co.                             17,000         18,212
New World Development
  Co.                              5,000         12,585
South China Morning
  Post                            36,900         18,932
Swire Pacific Ltd.                 3,500         15,676
                                           ------------
                                                 65,405
                                           ------------
Ireland -- 0.8%
-------------------------------------------------------
Greencore Group                    4,090         18,856
Jefferson Smurfit Group           15,025         27,038
                                           ------------
                                                 45,894
                                           ------------
Italy -- 1.0%
-------------------------------------------------------
Eni Spa                            4,200         27,434
Telecom Italia                     1,000          6,290
Telecom Italia SPA                 2,800         23,877
                                           ------------
                                                 57,601
                                           ------------
Japan -- 2.1%
-------------------------------------------------------
Kyocera Corp.                        500         26,404
Nichicon Corp.                     2,000         24,945
Nintendo Co.                         200         19,372
Promise Co.                          700         36,409
Yodogawa Steel Works               3,000         11,305
                                           ------------
                                                118,435
                                           ------------
Netherlands-- 2.8%
-------------------------------------------------------
ABN Amro Holdings                    935         19,659
Akzo Nobel                           663         30,173
Ing Groep                            592         36,080
Koninklijke NV PTT                   535         26,769
Philips Electronics                  426         28,571
TNT Post Groep                       495         15,941
                                           ------------
                                                157,193
                                           ------------

CitiSelect VIP Folio 500
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998


Issuer                              Shares       Value
-------------------------------------------------------
New Zealand -- 0.4%
-------------------------------------------------------
Fletcher Challenge                14,011   $     21,602
                                           ------------
Norway -- 0.5%
-------------------------------------------------------
Kvaerner ASA                         415          8,192
Nycomed Amersham                   2,885         20,123
                                           ------------
                                                 28,315
                                           ------------
Singapore  -- 0.9%
-------------------------------------------------------
Creative Technology Ltd.           2,900         43,500
Jardine Matheson                   3,800          9,804
                                           ------------
                                                 53,304
                                           ------------
Spain -- 1.1%
-------------------------------------------------------
Banco Bilbao Vizcaya               1,140         17,848
Banco Santander SA                   877         17,402
Telefonica SA                        560         24,863
Telefonica SA Rights                 560            496
                                           ------------
                                                 60,609
                                           ------------
Sweden -- 1.2%
-------------------------------------------------------
Electrolux                         1,610         27,643
Getinge Industrier                 1,476         22,163
Skandinaviska Enskilda
  Banken                           1,665         17,521
                                           ------------
                                                 67,327
                                           ------------
Switzerland -- 2.9%
-------------------------------------------------------
Forbo Holdings                        51         22,276
Nestle SA                             10         21,766
Novartis AG                           21         41,275
Saurer AG                             25         14,923
Schweizerische Ruckversicherung
  Gesellschaft AG                     11         28,675
Schweizerische Industrie
  Gesellschaft Holdings AG            31         18,279
Sulzer AG                             33         20,083
                                           ------------
                                                167,277
                                           ------------
Total Common Stocks                           1,779,269
                                           ------------
SHORT-TERM OBLIGATIONS--0.4%
-------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                           22,205
                                           ------------
Total International Equity
  (Identified Cost $1,767,009)                1,801,474
                                           ------------


                                   Principal
Issuer                              Amount       Value
-------------------------------------------------------
INTERNATIONAL  BOND--15.6%
-------------------------------------------------------
FIXED INCOME--12.5%
-------------------------------------------------------
Australia- 0.9%
-------------------------------------------------------
Commonwealth of
  Australia
  8.75% due 8/15/08    AUD        66,000   $     51,862
                                           ------------
Canada -- 0.4%
-------------------------------------------------------
Commonwealth of
  Canada
  5.25% due 9/01/03    CAD        10,000          6,678
  8.00% due 6/01/23    CAD        19,000         17,160
                                           ------------
                                                 23,838
                                           ------------
Denmark -- 0.6%
-------------------------------------------------------
Kingdom of Denmark
  8.00% due 5/15/03    DKK       150,000         27,342
  7.00% due 11/15/07   DKK        20,000          3,773
                                           ------------
                                                 31,115
                                           ------------
France -- 0.1%
-------------------------------------------------------
Government of France
  3.00% due 7/25/09    FRF        19,982          3,553
                                           ------------
Germany -- 1.3%
-------------------------------------------------------
Republic of Germany
  6.50% due 7/04/27    DEM        25,000         18,819
  5.625% due 1/04/28   DEM        80,000         54,098
                                           ------------
                                                 72,917
                                           ------------
Great Britain -- 0.5%
-------------------------------------------------------
United Kingdom Gilt
  7.25% due 12/07/07   GBP        15,000         29,968
                                           ------------
Greece -- 1.1%
-------------------------------------------------------
Hellenic Republic
  12.80% due 6/17/03   GRD       300,000          1,092
  11.00% due 10/23/03  GRD     2,000,000          7,310
  8.80% due 6/19/07    GRD    14,100,000         56,186
                                           ------------
                                                 64,588
                                           ------------
Italy -- 0.6%
-------------------------------------------------------
Republic of Italy
  4.75% due 5/01/03    ITL    30,000,000         19,160
  5.00% due 5/01/08    ITL    20,000,000         13,058
                                           ------------
                                                 32,218
                                           ------------

CitiSelect VIP Folio 500
PORTFOLIO OF INVESTMENTS (Continued)  December 31, 1998


                                 Principal
Issuer               Currency     Amount       Value
-------------------------------------------------------
New Zealand -- 0.5%
-------------------------------------------------------
International Bank
  Reconciliation &
  Development
  7.25% due 4/09/01    NZD        43,000   $     23,249
  7.25% due 5/27/03    NZD        10,000          5,505
                                           ------------
                                                 28,754
                                           ------------
Spain -- 1.5%
-------------------------------------------------------
Government of Spain
  6.00% due 1/31/08    ESP    10,650,000         86,375
                                           ------------
Sweden -- 1.2%
-------------------------------------------------------
Kingdom of Sweden
  10.25% due 5/05/00   SEK       500,000         66,798
                                           ------------
United States -- 3.8%
-------------------------------------------------------
Federal National
  Mortgage Association
  6.875% due 6/07/02   GBP        31,000         54,765
  7.25% due 6/20/02    NZD        60,000         32,792
Government National
  Mortgage Association
  6.875% due 04/20/27    $        27,882         28,242
United States Treasury
  Notes
  3.625% due 7/15/02     $       102,393        101,625
                                           ------------
                                                217,424
                                           ------------
Total Fixed Income                              709,410
                                           ------------
SHORT-TERM OBLIGATIONS--3.1%
-------------------------------------------------------
Dutch Government
  6.50% due 1/15/99    NLG        55,000         29,310
Federal Home Loan
  Bank Consumer
  Discount Note
  4.50% due 1/04/99(+)   $        27,506         27,496
  5.13% due 1/20/99              $50,000         49,865
French Discount
  Treasury Bill
  3.35% due 2/04/99    FRF       400,000         71,317
                                           ------------
                                                177,988
                                           ------------
Total  International Bond
  (Identified Cost $881,840)                    887,398
                                           ------------

SHORT TERM--3.6%
-------------------------------------------------------
SHORT-TERM OBLIGATIONS--3.6%
-------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  4.50% due 1/04/99(+)                          208,311
                                           ------------
Total Short-Term
  (Identified Cost $208,311)

Total Investments
   (Identified Cost $5,842,644)     05.1%     5,995,609
                                           ------------
Other Assets
   Less Liabilities                 (5.1)      (292,083)
                                   -----   ------------
Net Assets                         100.0%  $  5,703,526
                                   -----   ------------

*    Non income producing
(+)  The Portfolio  owns in aggregate  Federal Home Loan
     Bank Consumer Discount Notes 4.50%, due 1/04/99 valued at $406,848, (portions of which are listed separately by each asset class.)
(++) The Portfolio owns in aggregate 160 shares of International Business Machines valued at $29,560, and 466 shares of Executive Risk Inc. valued at $25,600 (portions of which are listed separately by each asset class.)

See notes to financial statements

Foreign Currency Legend
--------------------------------------------------------
Symbol                 Country
--------------------------------------------------------
AUD                    Australia
CAD                    Canada
DKK                    Denmark
FRF                    France
DEM                    Germany
GBP                    Great Britain
GRD                    Greece
ITL                    Italy
NLG                    Netherland
NZD                    New Zealand
ESP                    Spain
SEK                    Sweden

CitiSelect VIP Folio 500

Forward currency contracts which were open at December 31, 1998 are as follows:

                                                                             Unrealized
                                       Market    Aggregate  Delivery Date   Appreciation
Currency               Country          Value   Face Value  of Contracts   (Depreciation)
-----------------------------------------------------------------------------------------

Deutsche Mark (Buy)      Germany      $ 50,490   $ 50,486    February-99    $      4
Dollar (Buy) ......     Australia        6,742      7,036    January-99         (294)
Dollar (Sell) .....     Australia          613        619    January-99            6
Dollar (Buy) ......      Canada         77,206     76,579    February-99         627
Dollar (Sell) .....      Canada         51,686     51,517    January-99         (169)
Dollar (Buy) ......     Hong Kong       24,848     24,602    February-99         246
Dollar (Sell) .....     Hong Kong       24,848     23,894    February-99        (954)
Dollar (Sell) .....     Hong Kong       40,575     40,152     April-99          (423)
Dollar (Sell) .....    New Zealand      52,107     51,593    January-99         (514)
Dollar (Sell) .....    New Zealand      10,533     10,547     March-99            14
Drachma (Sell) ....      Greece          8,859      8,854    February-99          (5)
Escudo(Buy) .......     Portugal         3,483      3,482    January-99            1
Franc (Buy) .......      Belgium        22,752     22,831    January-99          (79)
Franc (Sell) ......      France          4,656      4,651    January-99           (5)
Franc (Buy) .......    Switzerland      29,262     29,940    February-99        (678)
Franc (Sell) ......    Switzerland      19,752     20,408    February-99         656
Franc (Sell) ......    Switzerland       5,107      5,271    January-99          164
Guilder (Sell) ....    Netherlands       4,796      4,772    January-99          (24)
Krona (Buy) .......      Sweden         19,834     20,311    January-99         (477)
Krona (Sell) ......      Sweden         56,917     59,984    January-99        3,067
Krone (Buy) .......      Norway         30,634     31,233    January-99         (599)
Krone (Sell) ......      Denmark        18,396     18,147    January-99         (249)
Lira (Buy) ........       Italy         65,533     65,776    January-99         (243)
Lira (Buy) ........       Italy          3,177      3,190    February-99         (13)
Markka (Buy) ......      Finland         5,891      5,799    January-99           92
Peseta (Sell) .....       Spain         62,684     63,383    February-99         699
Pound (Buy) .......   Great Britain     43,168     43,810    January-99         (642)
Pound (Buy) .......      Ireland         2,977      2,947    January-99           30
Schilling (Buy) ...      Austria         8,369      8,175    January-99          194
Yen (Buy) .........       Japan        185,030    180,354    February-99       4,676
Yen (Sell) ........       Japan         36,401     34,425    February-99      (1,976)
                                                                            --------
                                                                            $  3,132
                                                                            ========

CitiSelect(R) VIP Portfolios

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      CitiSelect(R)  CitiSelect(R)    CitiSelect(R)   CitiSelect(R)
                                                                           VIP            VIP              VIP             VIP
December 31, 1998                                                       Folio 200      Folio 300        Folio 400       Folio 500
===================================================================================================================================
Assets:
Investments, at value (Note1A) (Identified Cost, $15,187,553
  $24,048,282, $14,932,611 and $5,842,644 respectively)               $ 15,577,353    $ 24,757,524    $ 15,291,985    $  5,995,609
Foreign currency, (cost $2,724, $5,297, $6,546 and $1,255
  respectively) at value                                                     3,068           5,356           6,528           1,269
Cash                                                                         1,125           1,118           1,718             989
Receivable for securities sold                                             534,006         888,690         542,479          55,001
Receivable for forward contracts                                            40,833          67,349          39,703          10,476
Dividends receivable                                                         4,435          10,647          10,207           7,233
Interest receivable                                                        121,941         192,681          75,712          18,301
Receivable from sub-administrator (Note 6)                                  58,371          67,566          49,559          52,684
Other assets                                                                   683           2,742           7,365           5,145
-----------------------------------------------------------------------------------------------------------------------------------
  Total assets                                                          16,341,815      25,993,673      16,025,256       6,146,707
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for securities purchased                                         2,247,735       3,162,869       2,172,847         378,259
Payable for forward contracts                                               35,608          52,743          38,136           7,344
Accrued expenses and other liabilities                                      63,626          64,781          63,641          57,578
-----------------------------------------------------------------------------------------------------------------------------------
  Total liabilities                                                      2,346,969       3,280,393       2,274,624         443,181
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets for 1,345,064, 2,129,027, 1,344,262 and 662,033 shares,
  respectively, of beneficial interest outstanding                    $ 13,994,846    $ 22,713,280    $ 13,750,632    $  5,703,526
===================================================================================================================================
Net Assets Consist of:
Paid-in capital                                                       $ 13,583,072    $ 22,028,492    $ 13,511,256    $  5,655,160
Undistributed (Overdistributed) net investment income                       (8,737)          9,442         (25,934)        (27,026)
Accumulated net realized gain (loss) on investments                         36,641         (40,243)        (87,522)        (78,255)
Unrealized appreciation of investments, forward currency contracts,
  foreign currency and other assets and liabilities                        383,870         715,589         352,832         153,647
-----------------------------------------------------------------------------------------------------------------------------------
  Total Net Assets                                                    $ 13,994,846    $ 22,713,280    $ 13,750,632    $  5,703,526
===================================================================================================================================
Net Asset Value Per Share of Beneficial Interest                      $      10.40    $      10.67    $      10.23    $       8.62
===================================================================================================================================

See notes to financial statements

CitiSelect(R) VIP Portfolios

STATEMENTS OF OPERATIONS

                                                             CitiSelect(R)  CitiSelect(R)  CitiSelect(R) CitiSelect(R)
                                                                  VIP            VIP            VIP           VIP
For the Period Ended December 31, 1998                         Folio 200      Folio 300      Folio 400     Folio 500
======================================================================================================================
Investment Income:
Interest (Note 1B)                                            $   454,584    $   583,045    $   243,260  $    73,911
Dividends (net of foreign tax of $2,048, $5,515,
  $8,291, and $9,229)                                              52,110    $   119,218        130,358      115,679
----------------------------------------------------------------------------------------------------------------------
  Total investment income                                         506,694        702,263        373,618      189,590
----------------------------------------------------------------------------------------------------------------------
Expenses:
Custodian fees and accounting fees                                366,285        409,364        385,819      332,280
Management fees (Note 2)                                           93,713        147,435        101,729       63,903
Transfer agent fees                                                27,981         27,999         27,993       27,995
Audit fees                                                         21,900         20,000         20,000       20,000
Legal fees                                                          5,120          5,114          5,920        5,120
Shareholder reports                                                 7,668          7,668          7,668        7,668
Trustees fees                                                       7,104          7,268          7,140        7,063
Miscellaneous                                                       7,379          9,520          7,868        7,434
----------------------------------------------------------------------------------------------------------------------
  Total expenses                                                  537,150        634,368        564,137      471,463
----------------------------------------------------------------------------------------------------------------------
Less aggregate amounts waived by the Manager (Note 2)             (69,874)       (99,660)       (56,202)     (31,720)
Less expenses assumed by the Sub-Administrator (Note 6)          (348,851)      (348,380)      (338,844)    (333,134)
----------------------------------------------------------------------------------------------------------------------
  Net expenses                                                    118,425        186,328        169,091      106,609
----------------------------------------------------------------------------------------------------------------------
  Net investment income                                           388,269        515,935        204,527       82,981
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency Transactions:
Net realized gain from investments
  purchased options, swaps and futures                            373,854        283,982        247,355      976,832
Net realized gain (loss) from forward currency
  contracts and foreign currency transactions                      49,747        155,772         66,885       (9,104)
Net unrealized appreciation (depreciation) on investments,
  forward currency contracts, foreign currency, futures and
  other assets and liabilities                                     14,646        220,563       (293,988)    (523,471)
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                 438,247        660,317         20,252      444,257
----------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations          $   826,516    $ 1,176,252    $   224,779  $   527,238
======================================================================================================================

See notes to financial statements

CitiSelect(R) VIP Portfolios

STATEMENT OF CHANGES IN NET ASSETS

                                                          CitiSelect(R) VIP Folio 200             CitiSelect(R) VIP Folio 300
                                                     ===============================================================================
                                                                         For the Period                            For the Period
                                                           Year         February 10, 1997*        Year           February 10, 1997*
                                                           Ended                to                Ended                  to
                                                     December 31, 1998  December 31, 1997   December 31, 1998    December 31, 1997
====================================================================================================================================
Increase (Decrease) in Net Assets from:
Operations:
Net investment income                                  $   388,269       $    324,583        $    515,935         $    318,014
Net realized gain (loss) from investments,
  forward currency contracts, foreign currency
  transactions, futures and swaps                          423,601            149,835             439,754              201,298
Net unrealized appreciation of investments, forward
  currency contracts, foreign currency, futures,
  swaps and other assets and liabilities                    14,646            369,224             220,563              495,026
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations       826,516            843,642           1,176,252            1,014,338
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
Net income                                                (357,920)          (324,560)           (456,314)            (318,014)
Net realized gain on investments                          (278,961)          (149,835)           (229,154)            (201,298)
In excess of net income                                   (118,866)              --              (207,730)                (256)
In excess of realized gain on investments                     --              (28,242)             (3,960)             (89,076)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to
   shareholders                                           (755,747)          (502,637)           (897,158)            (608,644)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in Shares of Beneficial Interest
   (Note 5):
Net proceeds from sale of shares                         7,624,696         18,111,458          10,104,875           23,976,027
Net asset value of shares issued to shareholders
   from reinvestment of distributions                      755,747            502,637             897,158              608,644
Cost of shares repurchased                              (4,777,431)        (8,634,035)         (2,759,510)         (10,798,702)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from transactions
  in shares of beneficial interest                       3,603,012          9,980,060           8,242,523           13,785,969
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                               3,673,781         10,321,065           8,521,617           14,191,663
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                     10,321,065                 --          14,191,663                   --
------------------------------------------------------------------------------------------------------------------------------------
End of period (including underdistributed/
  (overdistributed) net investment income of
  $(8,737), $(30,349), $9,442 and $(59,621),
  respectively)                                        $13,994,846       $ 10,321,065        $ 22,713,280         $ 14,191,663
====================================================================================================================================

* Commencement of Operations

See notes to financial statements

CitiSelect(R) VIP Portfolios

STATEMENT OF CHANGES IN NET ASSETS

                                                          CitiSelect(R) VIP Folio 400             CitiSelect(R) VIP Folio 500
                                                     ===============================================================================
                                                                         For the Period                            For the Period
                                                           Year         February 10, 1997*        Year           February 10, 1997*
                                                           Ended                to                Ended                  to
                                                     December 31, 1998  December 31, 1997   December 31, 1998    December 31, 1997
====================================================================================================================================
Increase (Decrease) in Net Assets from:
Operations:
Net investment income                                   $   204,527       $    203,026        $     82,981          $    134,213
Net realized gain (loss) from investments, forward
  currency contracts, foreign currency transactions
  and futures                                               314,240            296,072             967,728               326,068
Net unrealized appreciation (depreciation) of
  investments, forward currency contracts, foreign
  currency, futures and other assets and liabilities       (293,988)           646,820            (523,471)              677,118
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        224,779          1,145,918             527,238             1,137,399
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
Net income                                                 (105,817)          (203,026)            (26,227)             (134,213)
Net realized gain on investments                           (250,270)          (296,072)           (938,678)             (326,068)
In excess of net income                                    (144,202)           (64,623)            (74,420)              (49,682)
In excess of realized gain on investments                    (5,860)           (61,451)            (30,861)              (36,122)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to
  shareholders                                             (506,149)          (625,172)         (1,070,186)             (546,085)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in Shares of Beneficial Interest (Note 5):

Net proceeds from sale of shares                          4,599,775         21,130,190           2,776,517            13,699,362
Net asset value of shares issued to shareholders from
  reinvestment of distributions                             506,149            625,172           1,070,186               546,085
Cost of shares repurchased                               (2,352,876)       (10,997,154)         (8,143,739)           (4,293,251)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions
  in shares of beneficial interest                        2,753,048         10,758,208          (4,297,036)            9,952,196
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                2,471,678         11,278,954          (4,839,984)           10,543,510
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                      11,278,954                 --          10,543,510                    --
------------------------------------------------------------------------------------------------------------------------------------
End of period (including underdistributed/
  (overdistributed) net investment income of
  $(25,934), $(98,710), $(27,026) and
  $(56,754), respectively)                              $13,750,632       $ 11,278,954        $  5,703,526          $ 10,543,510
====================================================================================================================================

*  Commencement of Operations

See notes to financial statements

CitiSelect(R) VIP Portfolios

FINANCIAL HIGHLIGHTS

                                                          CitiSelect(R) VIP Folio 200             CitiSelect(R) VIP Folio 300
                                                     ===============================================================================
                                                                         For the Period                            For the Period
                                                           Year         February 10, 1997++       Year           February 10, 1997++
                                                           Ended                to                Ended                  to
                                                     December 31, 1998  December 31, 1997   December 31, 1998    December 31, 1997
====================================================================================================================================
Net Asset Value, Beginning of Period                      $ 10.25             $10.00              $10.38               $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Operations:
Net investment income+                                      0.316              0.339               0.271                0.251
Net realized and unrealized gain (loss) on investments      0.427              0.436               0.458                0.609
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations                                     0.743              0.775               0.729                0.860
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                      (0.281)            (0.339)             (0.223)              (0.251)
Net realized gain on investments                           (0.219)            (0.157)             (0.112)              (0.159)
In excess of net income                                    (0.093)                --              (0.102)                  --
In excess of realized gains on investments --              (0.029)            (0.002)             (0.070)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.593)            (0.525)             (0.439)              (0.480)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $ 10.40             $10.25              $10.67               $10.38
====================================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)                 $13,995            $10,321             $22,713              $14,192
Ratio of expenses to average net assets                      0.95%              0.95%*              0.95%                0.95%*
Ratio of net investment income to average net assets         3.11%              3.43%*              2.62%                3.00%*
Portfolio turnover rate                                       255%               231%                204%                 241%
Total return                                                 7.33%              7.79%**             7.10%                8.65%**

Note:If Agents of the Funds had not voluntarily agreed to waive a portion of their fees,and the Sub-Administrator not assumed expenses for the periods indicated, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss) per share+                   $(0.025)           $(0.006)           $  0.036             $  (0.025)
RATIOS:
Expenses to average net assets                               4.30%              4.44%*             3.23%                 4.25%*
Net investment income (loss) to average net assets          (0.24)%            (0.06)%*            0.34%                (0.30)%*
====================================================================================================================================
*  Annualized
** Not Annualized
+  The per share net  investment  income  amounts do not  reflect  the  period's reclassification  of  differences  between book and tax basis net  investment income.
++ Commencement of Operations

See notes to financial statements

CitiSelect(R) VIP Portfolios

FINANCIAL HIGHLIGHTS

                                                          CitiSelect(R) VIP Folio 400             CitiSelect(R) VIP Folio 500
                                                     ===============================================================================
                                                                         For the Period                            For the Period
                                                           Year         February 10, 1997++       Year           February 10, 1997++
                                                           Ended                to                Ended                  to
                                                     December 31, 1998  December 31, 1997   December 31, 1998    December 31, 1997
====================================================================================================================================
Net Asset Value, Beginning of Period                       $10.28              $10.00            $10.48               $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income+                                      0.176               0.212             0.172                0.148
Net realized and unrealized gain (loss) on investment       0.165               0.701            (0.065)               0.917
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations                                     0.341               0.913             0.107                1.065
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
Net investment income                                      (0.082)             (0.206)           (0.044)              (0.144)
Net realized gain on investments                           (0.193)             (0.300)           (1.748)              (0.349)
In excess of net income                                    (0.111)             (0.065)           (0.049)              (0.053)
In excess of realized gains on investments                 (0.005)             (0.062)           (0.126)              (0.039)
------------------------------------------------------------------------------------------------------------------------------------
Total distribution                                         (0.391)             (0.633)           (1.967)              (0.585)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.23              $10.28             $8.62               $10.48
====================================================================================================================================

Ratios/Supplemental Data:
Net assets, end of period (000's omitted)                 $13,751             $11,279            $5,704              $10,544
Ratio of expenses to average net assets                      1.25%              1.25%*             1.25%               1.25%*
Ratio of net investment income to average net assets         1.50%              2.03%*             0.97%               1.45%*
Portfolio turnover rate                                       265%               230%               146%                134%
Total return                                                 3.42%              9.22%**            1.59%              10.76%**

Note:If Agents of the Funds had not voluntarily agreed to waive a portion of their fees,and the Sub-Administrator not assumed expenses for the periods indicated, the net investment (loss) income per share and the ratios would have been as follows:

Net investment loss per share+                            $(0.164)            $(0.124)          $(0.584)             $(0.186)+
Ratios:
Expenses to average net assets                               4.16%              4.46%*            5.53%                4.52%*
Net investment (loss) to average net assets                 (1.41)%           (1.18)%*          (3.31)%               (1.82)%*
====================================================================================================================================

*  Annualized
** Not Annualized
+ The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
++ Commencement of Operations # The amount shown per share does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of sales of Fund shares in relation to fluctuating market values of the investments in the Fund.

See notes to financial statements

CitiSelect(R) VIP Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)

1. Significant Accounting Policies CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400 and CitiSelect(R) VIP Folio 500 (the "Funds") are each a separate series of Variable Annuity Portfolios (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Citibank, N.A. ("Citibank" or the Manager) is the Investment Manager of each of the Funds. CFBDS, Inc. ("CFBDS", formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Funds' Sub-Administrator. Shares of each Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

   The financial statements are prepared in accordance with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Funds are as follows:

   A. Investment Security Valuations -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreignbonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and in over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when each Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

CitiSelect(R) VIP Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)

   B. Income -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

   C. Foreign Currency Translation -- The accounting records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses, foreign taxes recorded and the amount actually received or paid.

   D. Forward Foreign Currency Contracts -- Each of the Funds may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. Each of the Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   E. Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   F. Expenses -- Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the average net assets of each Fund, except when allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

CitiSelect(R) VIP Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)

   G. Futures contracts -- The Funds may engage in futures transactions. The Funds may use futures contracts in order to protect the Funds from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Funds in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Funds' exposure to the underlying instrument. Selling futures contracts tends to either decrease the Funds' exposure to the underlying instrument, or to hedge other fund investments.

   Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H. Purchased Options -- The premium paid by a Fund for the purchase of a call or a put option is included in the Funds' Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which a Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, the Fund will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

   I. Swap Agreements -- To the extent permitted under respective investment policies, the Portfolio may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The value of each swap is determined

CitiSelect(R) VIP Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)

by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Portfolio may also enter into interest rate swap agreements which involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily. Unrealized gains or losses are reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such payment is paid or received.

   Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

   J. TBA Purchase Commitments -- The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

   Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   K. Distributions -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the period ended December 31, 1998 CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400 CitiSelect(R) VIP

CitiSelect(R) VIP Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)

Folio 500 reclassified $110,129, $217,172, $118,268 and $8,875, respectively, to un/overdistributed net investment income from accumulated/overdistributed net realized gains/loss on investments.

   L. Beneficial Interest -- At December 31, 1998, insurance companies or their separate accounts were the record owners of all the shares of each Fund. (See
Note 5)

   M. Repurchase Agreements -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by each Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   N. Other -- Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. Management Fees Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup, Inc.

   The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of each of the Funds' average daily net assets.

   The management fees paid to Citibank for CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400 and CitiSelect(R) VIP Folio 500 amounted to $93,713, $147,435, $101,729 and $63,903, respectively, of which $69,874, $99,660, $56,202 and $31,720, respectively were voluntarily waived for the year ended December 31, 1998. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

3. Purchases and sales of investments Purchases and sales of securities, other than short-term obligations, for the year ended December 31, 1998, were as follows:

                                                     Purchases         Sales
================================================================================
CitiSelect(R)VIP Folio 200                          $27,301,851    $25,119,806
CitiSelect(R)VIP Folio 300                          $44,240,992    $36,004,560
CitiSelect(R)VIP Folio 400                          $35,184,864    $32,928,039
CitiSelect(R)VIP Folio 500                          $11,638,973    $16,526,765
================================================================================

CitiSelect(R) VIP Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Federal income tax basis of investments The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1998, as computed on a federal income tax basis, are as follows:

CitiSelect(R) VIP Folio 200
================================================================================
  Aggregate cost                                                   $15,230,374
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   847,024
  Gross unrealized depreciation                                       (500,045)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   346,979
================================================================================
CitiSelect(R) VIP Folio 300
================================================================================
  Aggregate cost                                                   $24,139,938
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $ 1,733,386
  Gross unrealized depreciation                                     (1,115,800)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   617,586
================================================================================
CitiSelect(R) VIP Folio 400
================================================================================
  Aggregate cost                                                   $15,016,457
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $ 1,414,526
  Gross unrealized depreciation                                     (1,138,998)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   275,528
================================================================================
CitiSelect(R) VIP Folio 500
================================================================================
  Aggregate cost                                                   $ 5,913,114
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   647,340
  Gross unrealized depreciation                                       (564,845)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $    82,495
================================================================================

5. Shares of beneficial interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest are as follows:

                                                    Year Ended December 31,
                                                -------------------------------
CitiSelect(R) VIP Folio 200                            1998           1997
================================================================================
  Shares sold                                        717,008      1,779,423
  Shares reinvested                                   73,568         49,423
  Shares repurchased                                (452,335)      (822,023)
-------------------------------------------------------------------------------
  Net increase                                       338,241      1,006,823
================================================================================

CitiSelect(R) VIP Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)

CitiSelect(R) VIP Folio 300
================================================================================
  Shares sold                                           940,860      2,343,967
  Shares reinvested                                     85,664          59,206
  Shares repurchased                                   (264,486)    (1,036,184)
--------------------------------------------------------------------------------
  Net increase                                          762,038      1,366,989
================================================================================
CitiSelect(R) VIP Folio 400
================================================================================
  Shares sold                                           427,052      2,073,367
  Shares reinvested                                     50,740          61,714
  Shares repurchased                                   (230,870)    (1,037,741)
--------------------------------------------------------------------------------
  Net increase                                          246,922      1,097,340
================================================================================
CitiSelect(R) VIP Folio 500
================================================================================
  Shares sold                                           254,345      1,351,914
  Shares reinvested                                     127,447         53,069
  Shares repurchased                                   (725,934)      (398,808)
--------------------------------------------------------------------------------
  Net increase (decrease)                              (344,142)     1,006,175
================================================================================

Citicorp Life Insurance Co. and First Citiicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.99% of each CitiSelect VIP Portfolio.

6. Assumption of Expenses CFBDS has voluntarily agreed to pay a portion of the expenses for the year ended December 31, 1998. The amounts are as follows:

  CitiSelect(R) VIP Folio 200                           $348,851
  CitiSelect(R) VIP Folio 300                           $348,380
  CitiSelect(R) VIP Folio 400                           $338,844
  CitiSelect(R) VIP Folio 500                           $333,134

CitiSelect(R) VIP Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)

To the Trustees of Variable Annuity Portfolios and the Shareholders of

CitiSelect(R) VIP Folio 200
CitiSelect(R) VIP Folio 300
CitiSelect(R) VIP Folio 400
CitiSelect(R) VIP Folio 500

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400 and CitiSelect(R) VIP Folio 500 (four of the funds constituting Variable Annuity Portfolios, hereafter referred to as the "Funds") at December 31, 1998, the results of each of their operations, the changes in their net assets and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts

February 19, 1999

CitiFunds(SM)

                                Small Cap Growth
                                  VIP Portfolio

                                  Annual Report
                                December 31, 1998



     We are pleased to present this annual report for the CitiFundsSM Small Cap Growth VIP Portfolio. The report covers the year from January 1, 1998 to December 31, 1998. The CitiFunds Small Cap Growth VIP Portfolio's investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

     We are also pleased to announce the appointment of Marguerite Wagner as portfolio manager of the CitiFunds Small Cap Growth VIP Portfolio effective January, 1999. Ms. Wagner joined Citibank in 1985 and has been a member of the small capitalization equity management group of Citibank Global Asset Management since 1992.

     Thank you for your participation in the CitiFunds Small Cap Growth VIP Portfolio. We look forward to serving your variable annuity investment needs in the future.



            -------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            -------------------------------------------------------

PORTFOLIO ENVIRONMENT AND OUTLOOK

1998 was a difficult year for the stocks in the small-cap sector of the U.S. stock market. Gains achieved during the first few months of 1998 were later retraced when U.S. and global financial markets declined sharply in response to the currency and credit crisis that began last year in Southeast Asia. During the summer of 1998, it became more apparent that spreading global financial problems would have a greater effect on the earnings of U.S. companies than most analysts had anticipated. Investors reacted by selling investments they perceived as risky. As a result, small-capitalization stocks, corporate bonds and many non-U.S. securities experienced steep price declines. Large-capitalization growth stocks also declined, but to a lesser extent.

     Small-capitalization growth stocks were particularly hard-hit during this past summer's sell-off. Investors seeking risk-averse investments in anticipation of a slower economy preferred the relative security of large companies with proven track records of revenue growth, earnings growth and strong balance sheets. Because many small-cap stocks are relatively young companies, they tend to have shorter track records, and as a result, they tend to be more volatile during uncertain times. Therefore, even small-cap growth stocks with sound fundamentals and bright future prospects declined during the third quarter of 1998.

     The small-cap stock market rebounded strongly in the fourth quarter after the U.S. Federal Reserve reduced key short-term interest rates in an effort to stimulate economic growth. In addition, the International Monetary Fund took steps to stop the spread of the global financial crisis, and the Japanese government announced long-awaited reforms of its troubled banking system.

     We continued to apply our disciplined stock selection process in this environment. Our investment process carefully evaluates the fundamental characteristics of companies that we expect to deliver above-average revenue and earnings growth. We took steps to reduce the overall volatility of the portfolio during the summer by shifting assets to companies with market capitalizations toward the higher end of our range and with a demonstrated ability to maintain earnings growth under difficult economic conditions. We also attempted to diversify more by increasing the number of positions in the portfolio.

     Although we evaluate companies one at a time rather than investing in response to macroeconomic trends, the changes we make to the portfolio led to a change in the mix of industries and market sectors. For example, we increased our technology representation, and we were able to identify growing domestic technology businesses that were selling at attractive prices. Similarly, we increased our holdings of certain financial services companies, such as regional banks. Despite having little or no exposure to overseas credit markets, these smaller bank stocks had been punished along with large money-center banks, whose earnings suffered from weakness in foreign markets. As a result, we were able to acquire the stocks of sound domestic banks at attractive valuation levels during the third quarter, positioning us well for the rebound in the fourth quarter. Finally, we increased our holdings of health care companies, which tend to be less sensitive to economic slow-downs.

   Valuation measures indicate that small-cap stocks continue to be attractively priced relative to larger-cap stocks. At the same time, prices of many large-cap growth stocks remain near the high end of their valuation ranges. We believe that such a large disparity is unsustainable over the long term. Despite signs of renewed strength during the fourth quarter of 1998, we cannot predict the timing of a return to more reasonable price relationships between small- and large-cap growth stocks. We believe, however, that a rebound for small-cap stocks is ahead. Accordingly, we are maintaining the disciplined approach that has worked well for us in the past: buying the stocks of small-capitalization companies that we believe are likely to become the mid-cap and large-cap leaders of tomorrow.

     Looking forward over the near term, we anticipate slower economic growth and low inflation. This environment may reduce earnings for many companies, contributing to continued volatility in the stock market. When global economic growth reaccelerates, so should corporate profits.

     Unlike the past three years, however, when large-cap stocks led the market's advance, we expect leadership to shift to smaller companies. Historically, market declines are usually followed by a change in leadership. Considering the above-average growth prospects and attractive current valuations of many small-cap growth stocks, we believe that small companies may be poised for strong returns over the long term.

FUND PERFORMANCE
Total Returns

                                                                        Since
                                                           One         2/10/97
All Periods Ended December 31, 1998                       Year       Inception*
================================================================================
CitiFunds Small Cap Growth VIP Portfolio .............    (3.80)%       4.08%
Russell 2000(R)Index .................................     1.24%       18.57%

*    Average Annual Total Return



Growth of a $10,000 Investment

A $10,000 investment in the Fund made on inception date would have grown to $10,784 (as of 12/31/98). The graph shows how the Fund compares to our benchmarks over the same period.


   [THE FOLLOWING TABLE WAS PRESENTED AS A LINE GRAPH IN THE PRINTED DOCUMENT]


                     CitiFunds
                     Small Cap
                     Growth VIP             Russell
Date                 Portfolio            2000 Index
----                 ---------            ----------

Feb-1997              $10,000               $10,000
Mar-1997              $ 9,050               $ 9,297
Jun-1997              $10,520               $10,805
Sep-1997              $11,960               $12,413
Dec-1997              $11,210               $11,997
Mar-1998              $12,660               $13,204
Jun-1998              $12,490               $12,587
Sep-1998              $ 9,240               $10,051
Dec-1998              $10,784               $11,691


Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers. If the waivers were not in place, total returns would be lower.

CitiFunds Small Cap Growth VIP Portfolio
PORTFOLIO OF INVESTMENTS                                       December 31, 1998


Issuer                                Shares              Value
--------------------------------------------------------------------------------
COMMON STOCK - 97.3%
--------------------------------------------------------------------------------
Commercial Services - 17.1%
--------------------------------------------------------------------------------
AHL Services Inc.*                      760            $ 23,750
Abacus Direct Corp.*                    695              31,623
Catalina  Marketing  Corp.*             426              29,128
Central Packing Corp.                   282               9,147
Ha Lo Industrials  Inc.*                654              24,607
Lamar  Advertising  Co.*              1,158              43,136
Metzler Group  Inc.*                    842              40,995
NFO  Worldwide  Inc.*                   894              10,281
Probusiness  Services Inc.*            1,06             148,276
Profit Recovery Group*                1,136              42,529
Romac International Inc.*               875              19,469
Wilmar Industries Inc.*                 996              20,231
                                                    -----------
                                                        343,172
                                                    -----------

Consumer Non-Durable - 2.3%
--------------------------------------------------------------------------------
Beringer Wine Estates
   Holdings*                            479              21,405
Horizon Organic Holdings
   Corp.*                               642               9,951
Natrol Inc.*                            752               8,272
Wiley, John & Son--
   Class A                              125               6,039
                                                    -----------
                                                         45,667
                                                    -----------

Consumer Services - 8.8%
--------------------------------------------------------------------------------
Devry Inc.*                             940              28,788
Heftel Broadcasting Corp.*--
   Class A                              867              42,700
Metro Networks Inc.*                    707              30,136
Premier Parks Inc.*                     778              23,535
SFX Entertainment Inc.*--
   Class A                              565              31,004
Sylvan Learning System Inc.*            686              20,923
                                                    -----------
                                                        177,086
                                                    -----------

Electronics/Technological
Services - 14.0%
--------------------------------------------------------------------------------
American Tower  Corp.*--
   Class A                              784              23,177
C Cube Microsystems Inc.*               776              21,049
Electronics For Imaging Inc.*           600              24,113
Jabil Circuit Inc.*                     231              17,238
Level One Communications
   Inc.*                                755              26,803
Microchip Technology Inc.*              255               9,435
Micron Electronics Inc.*              1,278            $ 22,125
Network Appliance Inc.*                 794              35,730
Novellus System Inc.*                   401              19,850
Sipex Corp.*                          1,402              49,245
Tekelec Inc.*                         1,232              20,405
Western Wireless Corp.*                 487              10,714
                                                    -----------
                                                        279,884
                                                    -----------


Energy/Mineral - 1.2%
--------------------------------------------------------------------------------
Petroleum Geo. Services *--
   ADR's                              1,476              23,247
                                                    -----------

Finance - 6.8%
--------------------------------------------------------------------------------
Centura Banks Inc.                      347              25,808
Cullen Frost Bankers Inc.               584              32,047
Enhance Financial Service
   Group Inc.                           526              15,780
Executive Risk Inc.                     546              29,996
Peoples Heritage Financial
   Group*                             1,570              31,400
                                                    -----------
                                                        135,031
                                                    -----------

Health Services/Technology - 12.1%
--------------------------------------------------------------------------------
Agouron Pharmaceuticals
   Inc.*                                137               8,049
Andrx Corp.*                            365              18,706
Barr Labs Inc.*                         585              28,080
Medimmune Inc.*                         134              13,325
PSS World Medical Inc.*                 450              10,350
Parexel International Corp.*            980              24,500
Professional Detailing Inc.*            904              25,538
Roberts Pharmaceutical
   Corp.*                             1,310              28,492
Steris Corp.*                           924              26,276
Total Renal Care Holdings
   Inc.*                              1,703              50,345
Viropharma Inc.*                      1,005               9,359
                                                    -----------
                                                        243,020
                                                    -----------

Industrial Services - 3.0%
--------------------------------------------------------------------------------
Rental Services Corp.*                1,510              23,688
Service Experts Inc.*                   826              24,161
Waste Connections Inc.*                 645              11,852
                                                    -----------
                                                         59,701
                                                    -----------

Producer Industries  - 2.5%
--------------------------------------------------------------------------------
Aptargroup Inc.                         709              19,896
Om Group Inc.*                          846              30,879
                                                    -----------
                                                         50,775
                                                    -----------

CitiFunds Small Cap Growth VIP Portfolio
PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1998


Issuer                                Shares              Value
--------------------------------------------------------------------------------
COMMON STOCK - 97.3%
--------------------------------------------------------------------------------
Producer Manufacturing - 7.6%
--------------------------------------------------------------------------------
CDW Computer
   Centers Inc.*                        224            $ 21,490
Linens N Things Inc.*                   466              18,465
Men's Wearhouse Inc.*                   731              23,209
Tiffany & Co.                           362              18,776
Tower Automotive Inc.*                1,666              41,546
Whole Foods Market Inc.*                611              29,557
                                                    -----------
                                                        153,043
                                                    -----------

Technology Services - 17.5%
--------------------------------------------------------------------------------
Aspect Development Inc.*                546              24,195
Bisys Group Inc.*                       286              14,765
Data General Corp.*                     793              13,035
Engineering Animation Inc.*             331              17,874
ICG Communications Inc.*                921              19,802
Legato Systems Inc.*                    488              32,178
Lernout & Hauspie Speech
   Products*                            583              19,020
Lycos Inc.*                             637              35,393
Macromedia Inc.*                        695              23,413
Mercury Interactive Corp.*              191              12,081
NTL Inc.*                               375              21,164
Rational Software Corp.*                962              25,493
RSL Communications Ltd.*--
   Class A                              512              15,104
Sapient Corp.*                          217              12,152
Skytel Communications Inc.*             838              18,541
Transaction System
   Architects Inc.*--Class A            260              13,000
Whittman - Hart Inc.*                 1,246              34,421
                                                    -----------
                                                        351,631
                                                    -----------

Transportation - 4.4%
--------------------------------------------------------------------------------
Eagle USA Airfreight Inc.*            1,455              35,648
Hub Group Inc.*--Class A                529              10,248
Skywest Inc.                            371              12,127
United Road Services Inc.*            1,664              30,576
                                                    -----------
                                                         88,599
                                                    -----------

Total Common Stocks
   (Identified cost $1,695,502)                       1,950,856
                                                    -----------



Issuer                                                    Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATION--5.5%
--------------------------------------------------------------------------------
State Street
  Repurchase Agreement
  2.00% due 1/04/99
  proceeds at maturity
  $110,024
  (collateralized by $
  70,000 U.S. Treasury
  Note 10.625% due
  08/15/15, valued at
  $114,133)                                           $ 110,000
                                                    -----------

Total Investments
  (Identified Cost
  $1,805,502)                           102.8%        2,060,856
Other Assets,
  Less Liabilities                       (2.8)          (55,127)
                                                    -----------
Net Assets                              100.0%       $2,005,729
                                                    ===========

*Non-Income Producing
ADR's - American Depository Receipts

See notes to financial statements

CitiFunds Small Cap Growth VIP Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
================================================================================
Assets:
Investments at value (Note 1A) (Identified Cost, $1,805,502)         $2,060,856
Cash                                                                        389
Receivable for securities sold                                            8,150
Dividends and interest receivable                                            29
Receivable from the Sub-Administrator                                    11,573
--------------------------------------------------------------------------------
  Total assets                                                        2,080,997
--------------------------------------------------------------------------------
Liabilities:
Payable for securities purchased                                         42,650
Accrued expenses and other liabilities                                   32,618
--------------------------------------------------------------------------------
  Total liabilities                                                      75,268
--------------------------------------------------------------------------------
Net Assets for 208,898 shares of beneficial interest outstanding     $2,005,729
================================================================================
Net Assets Consist of:
Paid-in capital                                                      $1,763,279
Unrealized appreciation of investments                                  255,354
Accumulated net realized loss on investments                            (12,904)
--------------------------------------------------------------------------------
  Total                                                              $2,005,729
================================================================================
Net Asset Value and Redemption Price Per Share of Beneficial Interest     $9.60
================================================================================



CitiFunds Small Cap Growth VIP Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1998
================================================================================
Investment Income (Note 1B):
Dividend income                                       $ 4,172
Interest income                                         1,278
--------------------------------------------------------------------------------
                                                                        $ 5,450
--------------------------------------------------------------------------------
Expenses:
Custody and fund accounting fees                     $ 62,434
Transfer agent fees                                    26,460
Management fees (Note 2)                               19,462
Audit fees                                             15,700
Shareholder reports                                     9,876
Trustees fees                                           6,568
Legal fees                                              4,120
Registration fees                                         801
Miscellaneous                                           3,615
--------------------------------------------------------------------------------
  Total expenses                                      149,036
Less expenses assumed by the Sub-
     Administrator (Note 6)                          (106,177)
Less aggregate amount waived by the Manager (Note 2)  (19,462)
--------------------------------------------------------------------------------
  Net expenses                                                           23,397
--------------------------------------------------------------------------------
Net investment loss                                                     (17,947)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments                      368,740
Unrealized depreciation of investments               (303,546)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          65,194
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                    $47,247
================================================================================

See notes to financial statements

CitiFunds Small Cap Growth VIP Portfolio
STATEMENT OF CHANGES IN NET ASSETS

                                                                    February 10,
                                                                        1997
                                                                   (Commencement
                                                    Year Ended    of Operations)
                                                   December 31,      to December
                                                       1998           31, 1997
================================================================================
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss                               $   (17,947)      $ (13,699)
Net realized gain (loss) on investments               368,740        (170,336)
Unrealized appreciation (depreciation) of
  investments                                        (303,546)        558,900
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                           47,247         374,865
--------------------------------------------------------------------------------
Distributions:
Net realized gain on investments                     (211,308)             --
--------------------------------------------------------------------------------
Transactions in Shares of Beneficial Interest
  (Note 5):
Net proceeds from sale of shares                    1,433,019       3,994,408
Net asset value of shares issued to shareholders
  from reinvestment of distributions                  211,308              --
Cost of shares repurchased                         (2,565,888)     (1,277,922)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  transactions in shares of beneficial interest      (921,561)      2,716,486
--------------------------------------------------------------------------------
Net Increase in Net Assets                         (1,085,622)      3,091,351
--------------------------------------------------------------------------------
Net Assets:
Beginning of period                                 3,091,351             --
--------------------------------------------------------------------------------
End of period (undistributed net investment
  income of $0 and $0 respectively)                $2,005,729      $3,091,351
================================================================================

CitiFunds Small Cap Growth VIP Portfolio
FINANCIAL HIGHLIGHTS

                                                                    February 10,
                                                                        1997
                                                                   (Commencement
                                                    Year Ended    of Operations)
                                                   December 31,      to December
                                                       1998           31, 1997
================================================================================
Net Asset Value, beginning of period                  $11.21          $10.00
Income From Operations:
Net investment loss                                    (0.08)+         (0.05)+
Net realized gain (loss) on investments                (0.42)#          1.26
--------------------------------------------------------------------------------
Total from operations                                  (0.50)           1.21
--------------------------------------------------------------------------------
Less Distributions From:
Net realized gain on investments                       (1.11)              0
--------------------------------------------------------------------------------
Net Asset Value, end of period                         $9.60          $11.21
================================================================================
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)             $2,006          $3,091
Ratio of expenses to average net assets                 0.90%           0.90%*
Ratio of net investment loss to average net assets     (0.72)%         (0.49)%*
Portfolio turnover                                        94%            113%
Total return                                           (3.80)%         12.10%**
Note: If Agents of the Fund had not
voluntarily waived a portion of their
fees, and assumed Fund expenses for
the periods indicated, the net
investment loss per share and the
ratios would have been as follows:
Net investment loss per share                         $(0.64)+        $(0.52)+
Ratios:
Expenses to average net assets                          5.74%           5.50%*
Net investment loss to average net assets              (5.53)%         (5.09)%*
================================================================================

*    Annualized
**   Not Annualized
+ The per share amounts were computed using a monthly average number of shares outstanding during the year.
# The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of sales of Fund shares in relation to fluctuating market values of the investments in the Fund.

See notes to financial statements

CitiFunds Small Cap Growth VIP Portfolio
NOTES TO FINANCIAL STATEMENTS

     1. Significant Accounting Policies The CitiFunds Small Cap Growth VIP Portfolio (formerly Landmark Small Cap Equity VIP Fund) (the "Portfolio"), a separate series of Variable Annuity Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a Massachusetts business trust. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator. Shares of the fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Security Valuations -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. Income -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

     C. Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. Distributions -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect

CitiFunds Small Cap Growth VIP Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)

income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the period ended December 31, 1998, the Fund reclassified $17,947 from paid-in capital to accumulated net investment loss.

     F. Repurchase Agreements -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     G. Beneficial Interest -- At December 31, 1998, insurance companies or their separate accounts were the record owners of all the shares of the Fund. (See Note 5)

     H. Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees Citibank is responsible for overall management of the Fund's business affairs, and has a separate Management Agreement with the Fund.
Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The management fee paid to Citibank, is accrued daily and payable monthly. The management fee is computed at an annual rate of 0.75% of the Fund's average daily net assets. The management fee paid to Citibank amounted to $19,462, all of which was voluntarily waived for the year ended December 31, 1998.

3. Purchases and Sales Of Investments Purchases and sales of investments, other than short-term obligations, aggregated $2,359,990 and $3,401,891, respectively, for the year ended December 31, 1998.

4. Federal Income Tax Basis Of Investments The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1998 as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $1,805,503
================================================================================
Gross unrealized appreciation                                       $ 314,774
Gross unrealized depreciation                                         (59,420)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $  255,354
================================================================================

CitiFunds Small Cap Growth VIP Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)


5. Shares Of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                               February 10, 1997
                                                 Year          (Commencement of
                                                 Ended         Operations) to
                                           December 31, 1998   December 31, 1997
================================================================================
Shares sold                                    124,384             396,702
Shares reinvested                               23,452                  --
Shares repurchased                            (214,592)           (121,048)
--------------------------------------------------------------------------------
Net (decrease) increase                        (66,756)            275,654
================================================================================

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.9% of the Fund.

6. Assumption Of Expenses CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended December 31, 1998, which amounted to $106,177.

CitiFunds Small Cap Growth VIP Portfolio
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Annuity Portfolios and the Shareholders of CitiFunds Small Cap Growth VIP Portfolio.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Small Cap Growth VIP Portfolio (one of the funds constituting Variable Annuity Portfolios, the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, the evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Boston, Massachusetts
February 12, 1999